UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2023

Date of reporting period:	04/30/2023

Item 1 – Reports to Stockholders

PGIM GLOBAL TOTAL RETURN FUND

SEMIANNUAL REPORT

APRIL 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Global Total Return Fund informative and useful. The report covers performance for the six-month period ended April 30, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Global Total Return Fund

June 15, 2023

PGIM Global Total Return Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/23	Average Annual Total Returns as of 4/30/23

	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	10.87	-5.97	-2.39	-0.05	—

Class C	10.48	-4.49	-2.49	-0.47	—

Class Z	11.19	-2.53	-1.51	0.54	—

Class R2	10.88	-3.11	-1.96	N/A	-1.77 (12/27/2017)

Class R4	11.00	-2.86	-1.67	N/A	-1.49 (12/27/2017)

Class R6	11.17	-2.59	-1.43	0.67	—

Bloomberg Global Aggregate Index

	8.92	-2.31	-0.93	-0.03	—

Average Annual Total Returns as of 4/30/23 Since Inception (%)

					Class R2, Class R4 (12/27/2017)

Bloomberg Global Aggregate Index				-0.92

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R2	Class R4	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None

Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	0.25%	None	None

Shareholder service fees	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definition

Bloomberg Global Aggregate Index—The Bloomberg Global Aggregate Index is an unmanaged index of global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, and Canadian government, agency, and corporate securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Global Total Return Fund    5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/23 (%)

AAA	14.5

AA	9.0

A	13.9

BBB	35.1

BB	15.2

B	4.7

CCC	2.0

Not Rated	2.2

Cash/Cash Equivalents	3.4

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 4/30/23

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.10	5.27	5.17

Class C	0.08	4.69	4.58

Class Z	0.10	5.70	5.66

Class R2	0.09	5.25	5.09

Class R4	0.10	5.49	5.46

Class R6	0.11	5.77	5.77

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Global Total Return Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Global Total Return Fund		Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,108.70	0.89%	$4.65

	Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46

Class C	Actual	$1,000.00	$1,104.80	1.64%	$8.56

	Hypothetical	$1,000.00	$1,016.66	1.64%	$8.20

Class Z	Actual	$1,000.00	$1,111.90	0.64%	$3.35

	Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21

Class R2	Actual	$1,000.00	$1,108.80	1.09%	$5.70

	Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46

Class R4	Actual	$1,000.00	$1,110.00	0.84%	$4.39

	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21

Class R6	Actual	$1,000.00	$1,111.70	0.56%	$2.93

	Hypothetical	$1,000.00	$1,022.02	0.56%	$2.81

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments   (unaudited)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 98.1%

ASSET-BACKED SECURITIES 12.3%

Canada 0.0%

Fairstone Financial Issuance Trust,
Series 2020-01A, Class A, 144A	2.509%	10/20/39	CAD	1,500	$1,056,892
Ford Auto Securitization Trust,
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	400	279,571
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	500	350,976

					1,687,439

Cayman Islands 3.6%

Battalion CLO Ltd.,
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	6.332(c)	07/18/30		5,155	5,093,527
Carlyle CLO Ltd.,
Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	6.329(c)	04/30/31		15,000	14,858,826
Carlyle US CLO Ltd.,
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	6.270(c)	04/20/31		12,500	12,365,184
Elevation CLO Ltd.,
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	6.540(c)	07/15/29		309	307,027
MidOcean Credit CLO,
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	6.385(c)	07/19/28		238	237,433
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	6.565(c)	02/20/31		2,000	1,947,072
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	6.400(c)	07/20/31		2,000	1,974,145
Mountain View CLO Ltd.,
Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%)	7.040(c)	07/15/31		5,750	5,541,771
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	6.510(c)	10/15/34		15,000	14,732,221
OZLM Ltd.,
Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	7.010(c)	04/17/31		2,000	1,958,221
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	6.300(c)	04/20/31		5,000	4,906,791
Race Point CLO Ltd.,
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	5.955(c)	02/20/30		7,736	7,660,974

See Notes to Financial Statements.

PGIM Global Total Return Fund    9

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Cayman Islands (cont’d.)

Shackleton CLO Ltd.,
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	5.934%(c)	05/07/31		5,000	$4,944,315
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	6.534(c)	05/07/31		6,500	6,295,565
Series 2017-10A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	6.800(c)	04/20/29		10,000	9,683,315
Voya CLO Ltd.,
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.299(c)	04/25/31		4,500	4,434,838
Zais CLO Ltd.,
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	7.450(c)	07/15/31		8,500	8,272,143
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	6.550(c)	04/15/30		533	526,404

					105,739,772

Ireland 6.7%

Anchorage Capital Europe CLO DAC,
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	4.131(c)	04/25/34	EUR	4,000	4,281,113
Ares European CLO DAC,
Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	4.427(c)	04/15/30	EUR	8,000	8,455,755
Armada Euro CLO DAC,
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	1,487	1,554,938
BNPP AM Euro CLO DAC,
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	3.777(c)	04/15/31	EUR	10,000	10,740,944
Bosphorus CLO DAC,
Series 06A, Class A, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	3.543(c)	05/25/34	EUR	20,000	21,389,241
Capital Four CLO DAC,
Series 02A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.227(c)	01/15/34	EUR	23,000	24,668,463
Carlyle Euro CLO DAC,
Series 2017-02A, Class AA2R, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.954(c)	08/15/30	EUR	9,500	10,067,675
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.707(c)	03/15/32	EUR	20,000	21,525,517

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Ireland (cont’d.)

CIFC European Funding CLO DAC,
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.227%(c)	01/15/34	EUR	15,000	$16,155,883
Series 03A, Class B2, 144A	2.000	01/15/34	EUR	11,500	10,370,864
Hayfin Emerald CLO DAC,
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	3.782(c)	11/17/32	EUR	18,500	19,986,963
Henley CLO DAC,
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	4.161(c)	04/25/34	EUR	5,000	5,348,847
Invesco Euro CLO DAC,
Series 01A, Class A2R, 144A	0.800	07/15/31	EUR	30,000	30,375,684
OAK Hill European Credit Partners DAC,
Series 2017-06A, Class A2, 144A	1.150	01/20/32	EUR	2,510	2,592,569
Providus CLO DAC,
Series 02A, Class B1R, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.827(c)	07/15/31	EUR	7,500	7,942,909
Rathlin Residential DAC,
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.403(c)	09/27/75	EUR	1,062	1,120,160

					196,577,525

Spain 0.2%

LSF11 Boson Investments Sarl Compartment 2,
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)	3.898(c)	11/25/60	EUR	1,186	1,248,643

TFS,
Series 2018-03, Class A1^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	5.934(c)	03/15/26	EUR	3,257	3,402,549

					4,651,193

United Kingdom 0.2%

Newday Funding Master Issuer PLC,
Series 2021-01A, Class A1, 144A, SONIA + 0.970% (Cap N/A, Floor 0.000%)	5.154(c)	03/15/29	GBP	2,500	3,131,186
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)	5.913(c)	03/15/29		3,500	3,473,635

					6,604,821

See Notes to Financial Statements.

PGIM Global Total Return Fund    11

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

United States 1.6%

Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month LIBOR + 2.655% (Cap N/A, Floor 2.655%)	5.065%(c)	08/25/32	167	$163,547
Series 2002-03, Class M3, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	7.870(c)	08/25/32	111	107,223
Chase Funding Trust,
Series 2003-04, Class 2A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)	5.620(c)	05/25/33	488	471,395
Commonbond Student Loan Trust,
Series 2020-AGS, Class A, 144A	1.980	08/25/50	1,935	1,665,968
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)	5.500(c)	01/25/34	417	392,018
Ford Credit Auto Owner Trust,
Series 2020-02, Class C, 144A	1.740	04/15/33	1,300	1,188,847
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784	01/25/28	1,181	1,353,030
Series 2020-02, Class E, 144A	3.072	02/25/28	535	527,190
Series 2020-02, Class R, 144A	31.355	02/25/28	556	628,420
Series 2021-01, Class E, 144A	2.365	09/25/28	162	156,478
Series 2021-01, Class F, 144A	4.280	09/25/28	600	550,539
Series 2021-01, Class R, 144A	28.348	09/25/28	1,877	1,967,942
Series 2021-02, Class F, 144A	4.393	12/26/28	600	555,353
Series 2021-03, Class F, 144A	3.694	02/26/29	600	526,456
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000(cc)	02/25/43	3,430	758,870
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43	759	712,013
Series 2019-A, Class R, 144A	0.000	10/25/48	1,936	330,653
Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320	04/21/31	1,100	989,624
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A	2.780	04/20/28	1,131	1,106,759
Series 2021-01A, Class D, 144A	5.050	11/20/31	1,900	1,466,834
Long Beach Mortgage Loan Trust,
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)	5.875(c)	07/25/34	104	98,427
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 144A	2.190	08/21/34	1,800	1,732,603
MASTR Asset-Backed Securities Trust,
Series 2004-WMC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	5.920(c)	04/25/34	892	851,096

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)

Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.220%(c)	08/25/35	17	$16,466
Morgan Stanley Capital I, Inc. Trust,
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	6.070(c)	09/25/33	66	65,372
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-AM03, Class A3, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	6.000(c)	02/25/33	94	92,027
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class B, 144A	2.500	09/16/69	2,000	1,574,946
Series 2021-A, Class B, 144A	2.240	05/15/69	1,850	1,350,857
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A	3.950	11/14/28	1,300	1,249,389
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 3.650% (Cap N/A, Floor 0.000%)	8.670(c)	04/25/25	4,290	4,242,862
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32	1,550	1,515,949
Santander Bank, NA,
Series 2021-01A, Class D, 144A	5.004	12/15/31	1,300	1,194,201
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class D, 144A	1.570	01/15/27	850	781,529
Series 2021-AA, Class R, 144A	0.000	08/15/28	6	339,530
Silver Creek CLO Ltd.,
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	6.490(c)	07/20/30	313	310,762
SoFi Professional Loan Program LLC,
Series 2019-C, Class BFX, 144A	3.050	11/16/48	2,100	1,755,835
SoFi RR Funding II Trust,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.250%)	7.270(c)	11/29/24	468	467,710
SoFi RR Funding III Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.250%)	7.270(c)	11/29/24	2,180	2,179,850

See Notes to Financial Statements.

PGIM Global Total Return Fund    13

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	7.645%(c)	06/25/24		9,330	$8,793,456
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	6.410(c)	01/17/31		2,500	2,459,267

					46,691,293

TOTAL ASSET-BACKED SECURITIES (cost $397,211,431)					361,952,043

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.0%

Canada 0.0%

Real Estate Asset Liquidity Trust,
Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	1,684	1,155,873

United Kingdom 0.8%

Taurus DAC,
Series 2021-UK1A, Class D, 144A, SONIA + 2.600% (Cap N/A, Floor 2.600%)	6.682(c)	05/17/31	GBP	546	636,927
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)	5.582(c)	08/17/31	GBP	4,985	5,945,977
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	5.832(c)	08/17/31	GBP	8,182	9,635,509
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	6.182(c)	08/17/31	GBP	6,806	7,844,562

					24,062,975

United States 7.2%

20 Times Square Trust,
Series 2018-20TS, Class G, 144A (original cost $909,111; purchased 05/09/18)(f)	3.203(cc)	05/15/35		1,000	620,000
Series 2018-20TS, Class H, 144A (original cost $885,052; purchased 05/09/18)(f)	3.203(cc)	05/15/35		1,000	570,000
BANK,
Series 2017-BNK05, Class A3	3.020	06/15/60		3,248	3,146,747
Series 2019-BN21, Class A3	2.458	10/17/52		356	353,742
Benchmark Mortgage Trust,
Series 2020-B17, Class A4	2.042	03/15/53		6,200	5,130,520

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month SOFR + 2.114% (Cap N/A, Floor 2.114%)	7.004%(c)	10/15/36	2,805	$2,725,483
Series 2019-XL, Class G, 144A, 1 Month SOFR + 2.414% (Cap N/A, Floor 2.414%)	7.304(c)	10/15/36	7,416	7,181,030
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.764%)	7.654(c)	10/15/36	22,142	21,307,760
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A3	2.647	11/15/52	16,531	15,513,114
CF Mortgage Trust,
Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	9,319	8,942,138
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.600(cc)	05/10/47	27,500	99,195
Series 2016-GC37, Class XB, IO	0.845(cc)	04/10/49	33,868	589,449
Series 2016-P04, Class XB, IO	1.471(cc)	07/10/49	9,100	338,718
Series 2017-P08, Class A2	3.109	09/15/50	1,767	1,694,769
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.766%)	7.713(c)	11/15/37	4,399	4,292,886
Commercial Mortgage Trust,
Series 2014-UBS04, Class XB, IO, 144A	0.297(cc)	08/10/47	50,000	116,450
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	7.098(c)	05/15/36	14,090	13,803,630
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A3	4.095	04/15/51	1,040	1,027,953
DBWF Mortgage Trust,
Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36	3,000	1,900,833
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A3	2.362	08/10/49	165	163,007
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A	3.673(cc)	09/10/35	500	386,714
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, 144A, 1 Month LIBOR + 2.667% (Cap N/A, Floor 2.667%)	7.615(c)	11/15/38	23,600	22,241,518
FHLMC Multifamily Structured Pass-Through Certificates,
Series K037, Class X1, IO	1.057(cc)	01/25/24	9,345	40,786
Series K043, Class X1, IO	0.634(cc)	12/25/24	11,506	86,357
Series K049, Class X1, IO	0.689(cc)	07/25/25	37,472	398,262
Series K052, Class X1, IO	0.768(cc)	11/25/25	11,444	146,582
Series K053, Class X1, IO	1.013(cc)	12/25/25	43,667	850,605

See Notes to Financial Statements.

PGIM Global Total Return Fund    15

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K054, Class X1, IO	1.292%(cc)	01/25/26	29,334	$758,367
Series K058, Class X1, IO	1.041(cc)	08/25/26	39,444	984,591
Series K090, Class X1, IO	0.856(cc)	02/25/29	22,868	806,236
Series K111, Class X1, IO	1.681(cc)	05/25/30	29,278	2,544,667
Series K113, Class X1, IO	1.483(cc)	06/25/30	118,482	9,065,469
Series K114, Class X1, IO	1.211(cc)	06/25/30	75,231	4,795,106
Series K116, Class X1, IO	1.529(cc)	07/25/30	49,010	3,844,961
Series K121, Class X1, IO	1.119(cc)	10/25/30	126,494	7,326,756
Series KG03, Class X1, IO	1.481(cc)	06/25/30	101,391	7,613,293
Series Q001, Class XA, IO	2.113(cc)	02/25/32	5,731	463,850
Greystone Commercial Capital Trust,
Series 2021-03, Class A, 144A, 1 Month LIBOR + 2.230% (Cap N/A, Floor 2.230%)	7.178(c)	08/01/23	17,250	16,774,062
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class C, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)	6.532(c)	11/21/35	7,700	7,213,147
Series 2021-RENT, Class D, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	6.832(c)	11/21/35	4,454	4,133,242
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.639(cc)	04/10/47	30,000	95,886
Series 2014-GC22, Class XB, IO	0.451(cc)	06/10/47	35,000	110,729
Series 2014-GC24, Class XB, IO	0.021(cc)	09/10/47	83,262	17,160
Series 2014-GC26, Class XB, IO	0.449(cc)	11/10/47	56,483	254,270
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3	3.109	07/15/50	2,240	2,170,001
JPMDB Commercial Mortgage Securities Trust,
Series 2020-COR07, Class A4	1.915	05/13/53	5,000	4,090,220
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31	5,564	2,225,600
MKT Mortgage Trust,
Series 2020-525M, Class F, 144A	3.039(cc)	02/12/40	3,775	2,020,098
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36	1,700	1,423,141
Series 2020-HR08, Class XB, IO	1.003(cc)	07/15/53	54,413	2,911,563
One New York Plaza Trust,
Series 2020-01NYP, Class C, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	7.148(c)	01/15/36	8,475	7,380,959
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	7.698(c)	01/15/36	2,975	2,265,967

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class XA, IO, 144A	0.664%(cc)	05/10/63		640	$27

Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	1.087(cc)	07/15/48		24,000	613,346
Series 2016-LC24, Class XB, IO	1.122(cc)	10/15/49		20,910	598,925
Series 2021-FCMT, Class B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	6.798(c)	05/15/31		1,800	1,660,159
Series 2021-FCMT, Class C, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	7.348(c)	05/15/31		1,700	1,518,782
Series 2021-FCMT, Class D, 144A, 1 Month LIBOR + 3.500% (Cap N/A, Floor 3.500%)	8.448(c)	05/15/31		2,200	1,930,654

					211,279,482

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $260,968,886)					236,498,330

CONVERTIBLE BOND 0.0%

Jamaica

Digicel Group Holdings Ltd.,
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (original cost $36,600; purchased 03/21/23 - 04/03/23)(f) (cost $36,600)	7.000	05/15/23(oo)		248	27,324

CORPORATE BONDS 45.3%

Australia 0.0%

Australia & New Zealand Banking Group Ltd.,
Sr. Unsec’d. Notes, EMTN	3.700	03/18/24	CNH	2,000	290,036

Belgium 0.4%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes	4.900	02/01/46		7,380	7,258,123

Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes	5.550	01/23/49		3,800	4,103,717

					11,361,840

See Notes to Financial Statements.

PGIM Global Total Return Fund    17

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Brazil 0.9%

Petrobras Global Finance BV,
Gtd. Notes	5.375%	10/01/29	GBP	7,984	$8,837,978
Gtd. Notes	6.625	01/16/34	GBP	8,900	9,680,682
Gtd. Notes, EMTN	6.250	12/14/26	GBP	3,400	4,166,928
Suzano Austria GmbH,
Gtd. Notes	6.000	01/15/29		200	199,625
Swiss Insured Brazil Power Finance Sarl,
Sr. Sec’d. Notes	9.850	07/16/32	BRL	18,211	3,234,699

					26,119,912

Bulgaria 0.4%

Bulgarian Energy Holding EAD,
Sr. Unsec’d. Notes	2.450	07/22/28	EUR	14,580	13,056,395

Canada 0.8%

Barrick North America Finance LLC,
Gtd. Notes	5.700	05/30/41		45	47,253
Barrick PD Australia Finance Pty Ltd.,
Gtd. Notes	5.950	10/15/39		50	53,458
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		3,900	3,870,750
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		375	367,969
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27		2,535	2,529,169
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A	4.875	02/15/30		2,320	1,827,000
Gtd. Notes, 144A	6.250	09/15/27		2,175	1,992,844
Sr. Unsec’d. Notes, 144A	5.000	06/15/29		1,675	1,340,000
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	2.650	01/15/32		1,340	1,112,020
Sr. Unsec’d. Notes	3.750	02/15/52		955	692,537
MEG Energy Corp.,
Gtd. Notes, 144A	7.125	02/01/27		1,225	1,255,625
Methanex Corp.,
Sr. Unsec’d. Notes(a)	4.250	12/01/24		1,500	1,458,750
Ontario Teachers’ Cadillac Fairview Properties Trust,
Sr. Unsec’d. Notes, 144A	2.500	10/15/31		1,775	1,442,951
Rogers Communications, Inc.,
Gtd. Notes	3.250	05/01/29	CAD	700	476,782

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Canada (cont’d.)

Teck Resources Ltd.,
Sr. Unsec’d. Notes	5.400%	02/01/43		1,403	$1,328,875
Sr. Unsec’d. Notes	6.000	08/15/40		4,142	4,201,213

					23,997,196

China 0.6%

Agricultural Development Bank of China,
Sr. Unsec’d. Notes	3.800	10/27/30	CNH	55,000	8,233,604
Aircraft Finance Co. Ltd.,
Sr. Sec’d. Notes, Series B	4.100	03/29/26		1,282	1,240,813
China Development Bank,
Sr. Unsec’d. Notes	4.300	08/02/32	CNH	25,000	3,930,711
Sr. Unsec’d. Notes, EMTN	4.350	09/19/24	CNH	8,990	1,327,709
Unsec’d. Notes	4.200	01/19/27	CNH	16,000	2,407,010
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes	3.150	05/01/27		575	536,834
Gtd. Notes	3.400	05/01/30		725	649,464

					18,326,145

Denmark 0.2%

Danske Bank A/S,
Sr. Unsec’d. Notes, 144A	1.621(ff)	09/11/26		4,645	4,187,479
Sr. Unsec’d. Notes, 144A	3.244(ff)	12/20/25		1,095	1,045,168

					5,232,647

France 2.2%

Altice France SA,
Sr. Sec’d. Notes(a)	3.375	01/15/28	EUR	8,475	7,116,392
Banque Federative du Credit Mutuel SA,
Sr. Unsec’d. Notes, Series 19	0.999	10/15/25	JPY	200,000	1,472,234
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A	2.159(ff)	09/15/29		23,127	19,655,078
Sr. Unsec’d. Notes, 144A(a)	2.591(ff)	01/20/28		3,605	3,266,552
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32		5,220	4,337,720
Sr. Unsec’d. Notes, EMTN	6.420	09/11/23	MXN	250	13,542
Sub. Notes, EMTN	4.625	03/09/27	AUD	370	234,289
BPCE SA,
Sr. Unsec’d. Notes, Series 03	0.989	07/12/28	JPY	300,000	2,115,191
Credit Agricole Assurances SA,
Sub. Notes	4.250(ff)	01/13/25(oo)	EUR	2,000	2,136,777

See Notes to Financial Statements.

PGIM Global Total Return Fund    19

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

France (cont’d.)

Credit Agricole Corporate & Investment Bank SA,
Sr. Unsec’d. Notes, EMTN	2.670%	02/20/24	NZD	1,400	$841,467
Credit Agricole SA,
Sub. Notes, EMTN	4.200(ff)	05/29/34	AUD	400	235,658
Iliad Holding SASU,
Sr. Sec’d. Notes, 144A	5.125	10/15/26	EUR	6,850	7,157,141
Loxam SAS,
Sr. Sub. Notes	4.500	04/15/27	EUR	1,900	1,794,146
SNCF Reseau,
Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	6,400	5,197,470
Societe Generale SA,
Sr. Unsec’d. Notes, 144A	2.889(ff)	06/09/32		1,685	1,334,310
Sr. Unsec’d. Notes, 144A	3.337(ff)	01/21/33		4,915	3,988,202
Sr. Unsec’d. Notes, 144A, MTN(a)	6.447(ff)	01/12/27		2,545	2,569,821
Sub. Notes, EMTN	5.000	05/19/27	AUD	220	133,568
Sub. Notes, EMTN	5.000(ff)	07/20/28	AUD	1,006	661,843

					64,261,401

Germany 0.4%

Deutsche Bahn Finance GMBH,
Gtd. Notes, MTN	1.987	07/08/30	AUD	1,000	540,319
Deutsche Bank AG,
Sr. Unsec’d. Notes(a)	2.129(ff)	11/24/26		3,760	3,337,421
Sub. Notes, EMTN	3.662(ff)	04/10/25	CNH	53,000	7,443,076

					11,320,816

Hong Kong 0.3%

HKT Capital No. 3 Ltd.,
Gtd. Notes	1.650	04/10/27	EUR	9,200	8,861,273
Sun Hung Kai Properties Capital Market Ltd.,
Gtd. Notes, EMTN	3.160	01/25/28	CNH	4,000	557,515
Gtd. Notes, EMTN	3.200	08/14/27	CNH	3,000	424,632

					9,843,420

Hungary 0.1%

MFB Magyar Fejlesztesi Bank Zrt,
Gov’t. Gtd. Notes	1.375	06/24/25	EUR	3,470	3,537,540

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Iceland 0.2%

Landsvirkjun,
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%	3.301%(c)	07/24/26	EUR	5,000	$5,385,517

India 0.5%

NTPC Ltd.,
Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	11,800	11,952,474
Power Finance Corp. Ltd.,
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	3,100	2,796,333

					14,748,807

Indonesia 0.4%

Freeport Indonesia PT,
Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27		600	591,488
Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		1,890	1,817,117
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	2,300	2,432,678
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	6,900	5,694,254
Sr. Unsec’d. Notes, 144A	2.875	10/25/25	EUR	900	951,918

					11,487,455

Israel 0.6%

Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A	4.500	03/30/24		654	636,407
Israel Electric Corp. Ltd.,
Sec’d. Notes, 144A, GMTN	3.750	02/22/32		600	527,362
Sr. Sec’d. Notes	7.875	12/15/26		5,500	5,887,750
Sr. Sec’d. Notes, EMTN	3.700	05/23/30	JPY	200,000	1,579,493
Sr. Sec’d. Notes, EMTN	7.750	12/15/27		9,500	10,350,844

					18,981,856

Italy 0.3%

Cassa Depositi e Prestiti SpA,
Sr. Unsec’d. Notes, 144A	5.750	05/05/26		800	803,517

See Notes to Financial Statements.

PGIM Global Total Return Fund    21

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Italy (cont’d.)

Intesa Sanpaolo SpA,
Sub. Notes, 144A	4.198%(ff)	06/01/32		1,430	$1,071,914
UniCredit SpA,
Sr. Unsec’d. Notes, 144A	1.982(ff)	06/03/27		8,485	7,503,932

					9,379,363

Jamaica 0.3%

Digicel Group Holdings Ltd.,
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $276,713; purchased 03/21/23 - 03/22/23)(f)	8.000	04/01/25		705	269,795
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A (original cost $1,071,125; purchased 04/16/21)(f)	8.000	12/31/26		1,100	235,331
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $1,165,022; purchased 01/05/21 - 12/15/22)(f)	13.000	12/31/25		1,148	719,209
Sr. Sec’d. Notes, 144A (original cost $787,500; purchased 01/05/21)(f)	8.750	05/25/24		750	676,547
Sr. Sec’d. Notes, 144A (original cost $7,519,688;purchased 07/30/20 - 01/14/21)(f)	8.750	05/25/24		7,250	6,537,688
Digicel Ltd.,
Gtd. Notes, 144A (original cost $147,000; purchased 03/15/23)(f)	6.750	06/01/23		700	136,500

					8,575,070

Japan 0.3%

Nomura Holdings, Inc.,
Sr. Unsec’d. Notes	2.608	07/14/31		2,070	1,645,915
Sr. Unsec’d. Notes(a)	2.999	01/22/32		7,475	6,082,062

					7,727,977

Kazakhstan 0.3%

Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250	12/05/23	CHF	8,500	9,047,624

Luxembourg 0.3%

Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN	1.000	05/04/28	EUR	9,850	8,120,775

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Luxembourg (cont’d.)

Blackstone Property Partners Europe Holdings Sarl, (cont’d.)
Sr. Unsec’d. Notes, EMTN	1.625%	04/20/30	EUR	2,400	$1,851,130
Codere New Holdco SA,
Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500%	7.500	11/30/27(d)	EUR	473	33,023

					10,004,928

Malta 0.1%

Freeport Terminal Malta PLC,
Gov’t. Gtd. Notes, 144A	7.250	05/15/28		3,000	3,424,126

Mexico 1.5%

Comision Federal de Electricidad,
Sr. Unsec’d. Notes	5.000	09/29/36		11,220	9,382,725
Petroleos Mexicanos,
Gtd. Notes(a)	3.625	11/24/25	EUR	3,475	3,487,594
Gtd. Notes	6.500	01/23/29		500	421,013
Gtd. Notes	9.500	09/15/27		2,000	1,960,000
Gtd. Notes, EMTN	2.750	04/21/27	EUR	4,800	4,212,454
Gtd. Notes, EMTN	4.875	02/21/28	EUR	25,400	23,349,206
U.S. Gov’t. Gtd. Notes, 3 Month LIBOR + 0.430%	5.294(c)	02/15/24		750	749,071

					43,562,063

Netherlands 0.6%

ABN AMRO Bank NV,
Sub. Notes, 144A	4.750	07/28/25		500	487,602
Cooperatieve Rabobank UA,
Sr. Unsec’d. Notes, EMTN	2.750	03/04/24	NZD	376	226,446
Sr. Unsec’d. Notes, GMTN	9.298(s)	03/11/39	MXN	22,000	228,740
Sr. Unsec’d. Notes, GMTN	3.500	12/14/26	AUD	2,882	1,803,411
OCI NV,
Sr. Sec’d. Notes, 144A	3.625	10/15/25	EUR	8,370	8,977,189
TMNL Holding BV,
Sr. Sec’d. Notes, 144A	3.750	01/15/29	EUR	2,300	2,189,377
Ziggo Bond Co. BV,
Gtd. Notes, 144A	3.375	02/28/30	EUR	6,000	5,031,865

					18,944,630

See Notes to Financial Statements.

PGIM Global Total Return Fund    23

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Norway 0.1%

Equinor ASA,
Gtd. Notes	6.800%	01/15/28		2,140	$2,335,647

Peru 0.0%

Lima Metro Line 2 Finance Ltd.,
Sr. Sec’d. Notes	5.875	07/05/34		92	88,335
Peru Enhanced Pass-Through Finance Ltd.,
Pass-Through Certificates	2.246(s)	06/02/25		634	586,645

					674,980

Philippines 0.1%

Bangko Sentral ng Pilipinas International Bond,
Sr. Unsec’d. Notes, Series A	8.600	06/15/27		3,560	4,075,488

Poland 0.2%

Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes	1.625	04/30/28	EUR	600	573,663
Gov’t. Gtd. Notes, EMTN	1.750	05/06/26	EUR	4,700	4,806,047

					5,379,710

Qatar 0.1%

QNB Finance Ltd.,
Gtd. Notes, EMTN	3.500	03/09/26	CNH	7,400	1,044,232
Gtd. Notes, MTN	4.900	02/01/28	AUD	850	561,672

					1,605,904

Russia 0.6%

Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.500	03/21/26(d)	EUR	3,500	2,892,487
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	7,927	7,471,693
Sr. Unsec’d. Notes, EMTN	4.364	03/21/25(d)	EUR	4,000	3,570,156

Gazprom PJSC via Gaz Finance PLC,
Sr. Unsec’d. Notes	3.000	06/29/27(d)		1,410	1,011,675
Sr. Unsec’d. Notes, EMTN	1.540	06/30/27	CHF	6,000	4,195,335

					19,141,346

Slovenia 0.5%

United Group BV,
Sr. Sec’d. Notes	4.000	11/15/27	EUR	200	171,985

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Slovenia (cont’d.)

United Group BV, (cont’d.)
Sr. Sec’d. Notes	4.625%	08/15/28	EUR	100	$84,316
Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	3,800	3,629,038
Sr. Sec’d. Notes, 144A	5.250	02/01/30	EUR	11,575	9,475,838

					13,361,177

South Africa 0.4%

Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		1,350	1,271,005
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		12,000	11,297,820

					12,568,825

South Korea 0.7%

Korea Development Bank (The),
Sr. Unsec’d. Notes, EMTN	1.830	08/10/27	SEK	74,000	6,848,116
Sr. Unsec’d. Notes, EMTN	6.000	01/22/25	IDR	15,000,000	1,014,379
Korea Expressway Corp.,
Sr. Unsec’d. Notes, GMTN	2.310	04/28/32	SEK	80,000	7,031,946
Sr. Unsec’d. Notes, GMTN	3.030	05/11/32	CAD	7,500	5,236,681

					20,131,122

Spain 0.8%

Banco Santander SA,
Sr. Unsec’d. Notes(a)	3.306	06/27/29		1,600	1,457,269
Sub. Notes	2.749	12/03/30		600	472,298
Cellnex Finance Co. SA,
Gtd. Notes, EMTN	2.000	02/15/33	EUR	11,900	10,274,224
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	1,126	1,054,261
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625%	13.625	11/30/27(d)		453	122,295
Lorca Telecom Bondco SA,
Sr. Sec’d. Notes, 144A	4.000	09/18/27	EUR	10,300	10,402,061

					23,782,408

Supranational Bank 0.7%

African Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500	09/07/32	MXN	64,600	1,562,731

See Notes to Financial Statements.

PGIM Global Total Return Fund    25

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Supranational Bank (cont’d.)

African Export-Import Bank (The),
Sr. Unsec’d. Notes	3.798%	05/17/31		300	$243,000
Asian Infrastructure Investment Bank (The),
Sr. Unsec’d. Notes, EMTN^	0.375	09/09/25	THB	72,000	2,024,898
European Investment Bank,
Sr. Unsec’d. Notes, 144A, EMTN	5.400	01/05/45	CAD	4,200	3,701,772
Sr. Unsec’d. Notes, EMTN	1.000	02/25/28	PLN	3,985	748,855
Sr. Unsec’d. Notes, EMTN	1.500	11/21/26		500	453,150
Sr. Unsec’d. Notes, EMTN	6.270	08/28/24	IDR	10,000,000	682,413
Inter-American Development Bank,
Sr. Unsec’d. Notes, GMTN	7.500	12/05/24	MXN	600	31,530
International Bank for Reconstruction & Development,
Notes, MTN	0.887(s)	03/01/26		1,350	1,198,163
Sr. Unsec’d. Notes, EMTN	1.928(s)	04/23/32	AUD	8,758	3,936,165
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap 1.820%, Floor 0.000%)	1.820(c)	08/11/26		72	66,231
Sr. Unsec’d. Notes, EMTN	6.630	07/24/28	MXN	33,700	1,631,633
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.000% (Cap 2.330%, Floor 0.000%)	1.598(c)	05/31/26		4	3,737
Sr. Unsec’d. Notes, MTN	2.700	12/28/37		300	242,313
International Finance Corp.,
Sr. Unsec’d. Notes, GMTN	8.215(s)	01/27/37	MXN	78,000	1,271,114
Sr. Unsec’d. Notes, GMTN	7.020	04/06/28	MXN	44,300	2,262,250

					20,059,955

Switzerland 0.8%

Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27		6,440	5,465,950
Sr. Unsec’d. Notes, 144A(a)	2.593(ff)	09/11/25		1,390	1,294,438
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29		900	801,000
Sr. Unsec’d. Notes, 144A	4.207(ff)	06/12/24		2,850	2,771,909
Sr. Unsec’d. Notes, 144A	4.282	01/09/28		2,075	1,872,687
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27		13,125	11,384,327

					23,590,311

Ukraine 0.0%

NAK Naftogaz Ukraine via Kondor Finance PLC,
Sr. Unsec’d. Notes	7.125	07/19/26(d)	EUR	1,100	246,054

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Arab Emirates 0.4%

ADCB Finance Cayman Ltd.,
Gtd. Notes, MTN	4.500%	10/25/27	AUD	2,370	$1,553,331
DP World Ltd.,
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	4,500	5,214,609
Sr. Unsec’d. Notes, 144A	4.250	09/25/30	GBP	1,840	2,131,977
First Abu Dhabi Bank PJSC,
Sr. Unsec’d. Notes, EMTN	0.875	12/09/25	GBP	1,268	1,416,076
Sr. Unsec’d. Notes, EMTN	3.500	07/02/25	CNH	2,170	309,319

					10,625,312

United Kingdom 3.0%

Barclays Bank PLC,
Sr. Unsec’d. Notes, EMTN	2.100	11/13/25	CNH	18,000	2,482,649
Barclays PLC,
Sr. Unsec’d. Notes, MTN	3.250	06/26/24	AUD	1,750	1,131,921
Sr. Unsec’d. Notes, MTN	5.244	06/15/28	AUD	1,000	634,818
Sr. Unsec’d. Notes, Series 01	1.232(ff)	09/25/24	JPY	100,000	735,039
Sub. Notes	4.836	05/09/28		3,780	3,595,082
Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	14,700	15,115,528
Bellis Finco PLC,
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	6,700	5,704,735
BP Capital Markets PLC,
Gtd. Notes	4.375(ff)	06/22/25(oo)		14,500	13,883,750
Constellation Automotive Financing PLC,
Sr. Sec’d. Notes	4.875	07/15/27	GBP	5,000	4,766,612
eG Global Finance PLC,
Sr. Sec’d. Notes (original cost $2,212,854; purchased 06/01/20)(a)(f)	6.250	10/30/25	EUR	1,975	2,043,581
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A, EMTN	3.120	04/04/26	CNH	36,800	5,220,988
HSBC Holdings PLC,
Sr. Unsec’d. Notes	2.206(ff)	08/17/29		4,300	3,660,144
Sr. Unsec’d. Notes	3.973(ff)	05/22/30		2,400	2,201,357
Kane Bidco Ltd.,
Sr. Sec’d. Notes, 144A (original cost $11,148,840; purchased 01/27/22)(f)	6.500	02/15/27	GBP	8,325	9,206,951
Lloyds Bank PLC,
Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		1,200	770,556
Lloyds Banking Group PLC,
Sub. Notes	4.582	12/10/25		2,250	2,155,600

See Notes to Financial Statements.

PGIM Global Total Return Fund    27

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Kingdom (cont’d.)

Market Bidco Finco PLC,
Sr. Sec’d. Notes, 144A	5.500%	11/04/27	GBP	3,189	$3,003,828
Tesco Corporate Treasury Services PLC,
Gtd. Notes, EMTN	2.500	07/01/24	EUR	750	815,841
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes	5.000	04/15/27	GBP	2,800	3,247,934
Sr. Sec’d. Notes, 144A	5.000	04/15/27	GBP	5,900	6,843,860

					87,220,774

United States 25.2%

Aflac, Inc.,
Sr. Unsec’d. Notes	0.500	12/17/29	JPY	100,000	690,051
Sr. Unsec’d. Notes	0.830	03/12/35	JPY	100,000	652,413
Sr. Unsec’d. Notes	0.932	01/25/27	JPY	80,000	590,453
Sr. Unsec’d. Notes	1.159	10/18/30	JPY	600,000	4,410,255
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A(a)	3.500	03/15/29		2,310	2,047,839
Altria Group, Inc.,
Gtd. Notes	3.125	06/15/31	EUR	2,900	2,739,207
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		753	509,475
American International Group, Inc.,
Sr. Unsec’d. Notes	1.875	06/21/27	EUR	2,100	2,114,253
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.625	05/20/24		1,475	1,466,196
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	7.875	05/15/26		3,550	3,643,773
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		575	557,125
Gtd. Notes, 144A	9.000	11/01/27		579	715,887
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		1,825	1,764,983
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/28		6,582	6,232,587
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33		97	78,039
Sr. Unsec’d. Notes	3.500	09/15/53		1,511	1,081,984

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes, EMTN	7.000%	04/30/40	GBP	1,550	$2,180,868
Sr. Unsec’d. Notes, Series MPLE	4.850	05/25/47	CAD	150	100,888
Sr. Unsec’d. Notes, Series MPLE	5.100	11/25/48	CAD	4,575	3,164,655
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		13,060	10,924,400
Sr. Unsec’d. Notes	3.419(ff)	12/20/28		4,519	4,195,215
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29		25,850	22,333,812
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31		2,755	2,330,049
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30		4,865	4,233,260
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		5,140	4,577,086
Sub. Notes	6.800	03/15/28		377	404,673
Sub. Notes, EMTN	8.125	06/02/28	GBP	500	679,605
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27		1,550	796,606
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		2,590	1,165,500
Gtd. Notes, 144A	5.000	02/15/29		175	78,750
Gtd. Notes, 144A	5.250	01/30/30		5,500	2,571,250
Gtd. Notes, 144A	5.250	02/15/31		2,000	945,000
Gtd. Notes, 144A	6.250	02/15/29		400	182,324
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		1,375	1,277,807
Gtd. Notes	6.750	03/15/25		2,075	2,066,527
Gtd. Notes	7.250	10/15/29		1,600	1,529,463
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	0.440	09/13/29	JPY	1,640,000	11,519,323
Sr. Unsec’d. Notes	0.787	09/13/34	JPY	100,000	669,396
Sr. Unsec’d. Notes	0.965	09/13/39	JPY	300,000	1,933,590
Boeing Co. (The),
Sr. Unsec’d. Notes	5.805	05/01/50		4,030	4,021,183
Booking Holdings, Inc.,
Sr. Unsec’d. Notes	4.500	11/15/31	EUR	5,300	6,072,548
Boxer Parent Co., Inc.,
Sr. Sec’d. Notes, 144A(a)	7.125	10/02/25		4,800	4,787,676
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.500	08/16/31		1,880	1,478,299
Sr. Unsec’d. Notes	4.125	05/15/29		2,865	2,623,680
Broadcom, Inc.,
Gtd. Notes, 144A	3.500	02/15/41		3,765	2,837,225
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		4,626	3,582,131
Sr. Unsec’d. Notes, 144A	3.419	04/15/33		6,765	5,692,747

See Notes to Financial Statements.

PGIM Global Total Return Fund    29

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250%	07/01/25		2,660	$2,663,664
Sr. Unsec’d. Notes, 144A(a)	4.625	10/15/29		525	459,992
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A	1.950	02/28/34		2,411	2,132,264
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,770	2,401,596
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		2,180	1,835,542
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28		5,000	4,632,404
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		9,500	7,817,418
Sr. Unsec’d. Notes, 144A	4.500	06/01/33		2,675	2,132,836
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26		7,675	6,980,799
Central Garden & Pet Co.,
Gtd. Notes, 144A	4.125	04/30/31		675	567,958
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		1,230	1,073,396
Gtd. Notes	5.375	03/15/44		3,560	3,268,383
Gtd. Notes, 144A	4.500	12/01/26		6,451	6,326,103
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30		600	618,866
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.800	04/01/31		3,625	2,922,755
Sr. Sec’d. Notes	3.900	06/01/52		3,365	2,191,868
Sr. Sec’d. Notes	4.800	03/01/50		5,250	3,983,634
Sr. Sec’d. Notes	6.384	10/23/35		2,357	2,328,925
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26		650	641,637
Gtd. Notes, 144A	5.875	02/01/29		600	572,412
CitiFinancial Credit Co.,
Sr. Unsec’d. Notes	7.875	02/01/25		662	692,570
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, GMTN	3.790	09/28/28	HKD	6,000	726,377
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)		19,245	16,405,692
Sr. Unsec’d. Notes	2.520(ff)	11/03/32		1,660	1,358,873
Sr. Unsec’d. Notes	2.561(ff)	05/01/32		6,600	5,484,547
Sr. Unsec’d. Notes, EMTN	6.500	08/16/30	GBP	7	9,502
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32		4,025	3,226,658

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Dana, Inc., (cont’d.)
Sr. Unsec’d. Notes(a)	5.375%	11/15/27		2,625	$2,469,828
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		1,125	901,708
Gtd. Notes, 144A	4.625	06/01/30		1,125	980,427
DH Europe Finance II Sarl,
Gtd. Notes	0.450	03/18/28	EUR	2,200	2,108,364
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27(d)		3,740	112,957
Discovery Communications LLC,
Gtd. Notes	5.300	05/15/49		2,480	2,026,338
DISH DBS Corp.,
Gtd. Notes	7.750	07/01/26		4,950	2,858,007
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25		1,376	1,316,304
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	9.400	05/15/39		88	119,007
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		7,800	6,573,087
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		5,045	4,467,642
Sr. Unsec’d. Notes	5.400	10/01/47		2,200	1,957,344
Sr. Unsec’d. Notes	6.000	06/15/48		2,350	2,246,598
ERAC USA Finance LLC,
Gtd. Notes, 144A	7.000	10/15/37		190	226,070
Fidelity National Information Services, Inc.,
Gtd. Notes	1.100	07/15/24	EUR	2,300	2,450,465
Sr. Unsec’d. Notes	1.500	05/21/27	EUR	5,600	5,618,494
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43		5,000	3,760,250
Sr. Unsec’d. Notes(a)	5.291	12/08/46		3,000	2,420,706
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.134	08/04/25		200	189,753
Sr. Unsec’d. Notes, EMTN	3.683	12/03/24	AUD	500	321,007
Sr. Unsec’d. Notes, EMTN	4.125	06/20/24	SGD	2,000	1,467,939
General Motors Co.,
Sr. Unsec’d. Notes	5.000	04/01/35		2,200	2,007,885
Sr. Unsec’d. Notes(a)	5.400	04/01/48		2,050	1,758,742
Sr. Unsec’d. Notes	6.250	10/02/43		2,705	2,614,878
General Motors Financial Co., Inc.,
Gtd. Notes(a)	3.850	01/05/28		2,900	2,717,747

See Notes to Financial Statements.

PGIM Global Total Return Fund    31

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A(a)	7.625%	04/15/26		1,000	$1,011,282
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		11,370	9,321,547
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		2,450	1,963,218
Sr. Unsec’d. Notes	2.383(ff)	07/21/32		1,770	1,445,714
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		9,660	8,066,233
Sr. Unsec’d. Notes	4.500	05/16/28	AUD	210	133,095
Sr. Unsec’d. Notes, EMTN	1.428(s)	12/15/23	EUR	200	214,153
Sr. Unsec’d. Notes, EMTN	1.000	08/06/24	JPY	100,000	743,110
Sr. Unsec’d. Notes, EMTN	1.000	08/16/32	JPY	200,000	1,368,855
Sr. Unsec’d. Notes, EMTN	1.300	03/22/30	JPY	10,000	72,032
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor N/A)	2.399(c)	06/30/25	EUR	2,227	2,356,731
Sr. Unsec’d. Notes, EMTN, 6 Month EURIBOR + 0.000% (Cap 5.500%, Floor 0.000%)	3.103(c)	08/12/25	EUR	3,216	3,442,263
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000%	4.953(c)	11/30/24		40	39,150
Sr. Unsec’d. Notes, EMTN, EUAMDB20 + 0.000% (Cap 12.000%, Floor 5.220%)^	5.220(c)	08/24/30	EUR	5,000	5,560,738
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^	7.218(c)	05/31/25		19,100	17,572,000
HCA, Inc.,
Gtd. Notes	5.250	06/15/49		1,500	1,356,979
Gtd. Notes	5.625	09/01/28		700	714,686
Gtd. Notes	7.500	11/06/33		2,000	2,243,259
Gtd. Notes, MTN	7.750	07/15/36		2,000	2,301,909
Honeywell International, Inc.,
Sr. Unsec’d. Notes	0.750	03/10/32	EUR	3,000	2,602,233
Housing & Urban Development Corp. Ltd. AID Bond,
U.S. Gov’t. Gtd. Notes, 6 Month LIBOR + 0.035%	5.086(c)	09/15/30		800	794,296
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29		5,750	4,434,151
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26		5,450	5,232,000
IQVIA, Inc.,
Gtd. Notes, 144A	2.250	01/15/28	EUR	1,800	1,720,309
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	5.125	02/01/28		1,373	1,341,113

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	5.500%	01/15/30		1,227	$1,169,753
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.750	10/15/32		9,275	7,370,432
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes	4.626	01/15/42		3,803	3,725,549
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		23,506	21,812,337
Sr. Unsec’d. Notes	1.953(ff)	02/04/32		13,490	10,877,051
Sr. Unsec’d. Notes	2.525(ff)	11/19/41		6,200	4,340,942
Sr. Unsec’d. Notes	2.545(ff)	11/08/32		8,945	7,447,242
Sr. Unsec’d. Notes	2.580(ff)	04/22/32		7,590	6,378,954
Sr. Unsec’d. Notes	3.509(ff)	01/23/29		3,200	3,011,153
Sr. Unsec’d. Notes	3.702(ff)	05/06/30		1,590	1,483,815
JPMorgan Chase Bank, NA,
Sr. Unsec’d. Notes	4.762(s)	03/17/48	ITL(jj)	29,800,000	3,939,428
KB Home,
Gtd. Notes	6.875	06/15/27		1,650	1,698,672
Kimco Realty OP LLC,
Gtd. Notes	2.250	12/01/31		4,160	3,269,972
Kraft Heinz Foods Co.,
Gtd. Notes	4.875	10/01/49		15	13,881
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		75	68,679
Gtd. Notes, 144A(a)	4.375	01/31/32		1,650	1,508,157
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	4.375	02/15/27		75	63,844
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A	3.400	03/01/27		4,042	3,160,968
Liberty Mutual Group, Inc.,
Gtd. Notes	2.750	05/04/26	EUR	1,000	1,057,982
Gtd. Notes, 144A	3.951	10/15/50		90	67,271
LifePoint Health, Inc.,
Gtd. Notes, 144A(a)	5.375	01/15/29		3,000	1,878,271
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	6.500	03/01/41		9,050	9,568,726
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH	2.850	04/15/31		9,115	7,770,638
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		5,450	4,767,613
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		550	475,688

See Notes to Financial Statements.

PGIM Global Total Return Fund    33

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Medtronic Global Holdings SCA,
Gtd. Notes	1.500%	07/02/39	EUR	500	$383,807
Gtd. Notes	1.625	03/07/31	EUR	2,500	2,397,325
Gtd. Notes	1.750	07/02/49	EUR	2,100	1,440,397
Gtd. Notes	2.250	03/07/39	EUR	1,910	1,658,846
MetLife, Inc.,
Sr. Unsec’d. Notes	0.769	05/23/29	JPY	600,000	4,273,111
Morgan Guaranty Trust Co.,
Sr. Unsec’d. Notes	1.146(s)	01/21/27	ITL(jj)	2,275,000	1,081,570
Morgan Stanley,
Sr. Unsec’d. Notes	0.406(ff)	10/29/27	EUR	10,000	9,638,789
Sr. Unsec’d. Notes	4.656(ff)	03/02/29	EUR	3,700	4,141,278
Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		17,400	10,679,250
Sr. Unsec’d. Notes, EMTN^	0.500(cc)	06/26/43	MXN	16,700	163,939
Sr. Unsec’d. Notes, EMTN^	0.500(cc)	09/25/43	MXN	33,900	327,923
Sr. Unsec’d. Notes, EMTN	5.632(s)	10/05/26	IDR	2,000,000	106,290
Sr. Unsec’d. Notes, EMTN	7.118(s)	06/28/27	MXN	27,000	978,020
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	33,300	1,655,203
Sr. Unsec’d. Notes, EMTN	7.926(s)	04/05/32	MXN	71,000	1,605,498
Sr. Unsec’d. Notes, EMTN	7.950(s)	11/07/31	MXN	56,000	1,328,615
Sr. Unsec’d. Notes, GMTN	1.875	03/06/30	EUR	1,100	1,023,362
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28		515	497,042
Sr. Unsec’d. Notes	4.125	03/01/27		2,000	1,951,821
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.325	03/24/25	EUR	1,700	1,606,210
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30		225	184,338
Gtd. Notes, 144A	5.500	08/15/28		2,265	2,021,211
Gtd. Notes, 144A	6.000	01/15/27		735	695,028
Newell Brands, Inc.,
Sr. Unsec’d. Notes	4.700	04/01/26		1,300	1,241,419
NRG Energy, Inc.,
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		650	641,025
Sr. Sec’d. Notes, 144A	3.750	06/15/24		5,600	5,448,124
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.450	09/15/36		35	37,274
OneMain Finance Corp.,
Gtd. Notes(a)	4.000	09/15/30		1,500	1,135,542
ONEOK Partners LP,
Gtd. Notes	4.900	03/15/25		1,150	1,143,881

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

ONEOK, Inc.,
Gtd. Notes	3.100%	03/15/30		7,350	$6,512,985
Gtd. Notes	4.450	09/01/49		2,000	1,566,729
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28		800	736,129
Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31		1,725	1,535,436
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28		375	330,167
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A(a)	4.000	10/15/27		842	757,732
Pilgrim’s Pride Corp.,
Gtd. Notes	4.250	04/15/31		4,550	3,967,147
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.500	09/15/31		2,325	2,034,519
Prologis Yen Finance LLC,
Gtd. Notes	0.885	06/27/36	JPY	200,000	1,260,379
Gtd. Notes	0.972	09/25/28	JPY	700,000	5,036,027
Gtd. Notes	1.003	06/24/32	JPY	1,500,000	10,223,153
Gtd. Notes	1.222	06/22/35	JPY	200,000	1,333,821
Realty Income Corp.,
Sr. Unsec’d. Notes(h)	2.200	06/15/28		480	424,552
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25		4,525	4,466,871
Service Properties Trust,
Sr. Unsec’d. Notes	4.350	10/01/24		3,600	3,434,472
Southaven Combined Cycle Generation LLC,
Sec’d. Notes	3.846	08/15/33		7	6,499
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32		1,985	2,428,043
Sprint LLC,
Gtd. Notes	7.625	02/15/25		300	309,146
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30		4,550	3,920,729
Stellantis Finance US, Inc.,
Gtd. Notes, 144A	2.691	09/15/31		3,645	2,969,811
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		2,625	2,436,825
Gtd. Notes, 144A(a)	6.000	12/31/30		1,700	1,512,808
Gtd. Notes, 144A	7.500	10/01/25		1,075	1,085,504

See Notes to Financial Statements.

PGIM Global Total Return Fund    35

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750%	01/15/28		2,723	$2,701,975
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		250	235,190
Tenet Healthcare Corp.,
Gtd. Notes(a)	6.125	10/01/28		1,000	970,072
Sr. Sec’d. Notes	4.250	06/01/29		600	550,341
Sr. Sec’d. Notes	4.375	01/15/30		150	138,018
Sr. Sec’d. Notes	5.125	11/01/27		1,955	1,898,398
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	9.659(c)	09/30/24		15,020	14,347,522
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	2.875	07/24/37	EUR	450	436,615
Sr. Unsec’d. Notes	3.650	11/21/34	EUR	2,100	2,279,182
Time Warner Cable Enterprises LLC,
Sr. Sec’d. Notes	8.375	07/15/33		2,065	2,331,161
T-Mobile USA, Inc.,
Gtd. Notes	4.375	04/15/40		2,500	2,240,105
Tote Shipholdings LLC,
U.S. Gov’t. Gtd. Notes	3.400	10/16/40		91	84,817
U.S. Bancorp,
Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		18,150	13,973,534
UGI International LLC,
Gtd. Notes, 144A	2.500	12/01/29	EUR	8,225	7,114,555
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		3,750	3,580,996
Sr. Sec’d. Notes, 144A	4.625	04/15/29		950	859,750
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		250	214,475
Gtd. Notes(a)	3.875	02/15/31		391	343,814
Gtd. Notes(a)	4.875	01/15/28		3,115	2,999,621
Gtd. Notes(a)	5.250	01/15/30		2,340	2,264,342
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27		3,335	3,210,982
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29		4,750	4,252,260
Ventas Realty LP,
Gtd. Notes(a)	2.500	09/01/31		7,995	6,475,925
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.500	04/08/31	GBP	1,400	1,461,570
Sr. Unsec’d. Notes, MTN	2.650	05/06/30	AUD	1,600	893,957
Sr. Unsec’d. Notes, MTN	3.000	03/23/31	AUD	1,000	554,587

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Verizon Communications, Inc., (cont’d.)
Sr. Unsec’d. Notes, Series MPLE	4.050%	03/22/51	CAD	3,200	$1,983,245
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40		4,410	3,055,877
Gtd. Notes	4.000	06/22/50		4,425	2,869,108
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26		4,000	3,813,095
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		2,650	2,380,905
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		9,650	9,103,692
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		3,520	3,345,757
Sr. Sec’d. Notes, 144A	3.550	07/15/24		14,300	13,871,492
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A	5.050	03/15/42		4,355	3,599,916
Gtd. Notes, 144A	5.141	03/15/52		8,795	7,021,112
Gtd. Notes, 144A(a)	5.391	03/15/62		1,270	1,019,378
Wells Fargo & Co.,
Sr. Unsec’d. Notes	4.000	04/27/27	AUD	4,198	2,666,704
Sr. Unsec’d. Notes, GMTN	3.700	07/27/26	AUD	1,458	930,691
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31		7,890	6,744,755
Welltower OP LLC,
Gtd. Notes	2.050	01/15/29		3,100	2,614,572
Gtd. Notes	2.800	06/01/31		10,300	8,647,933
Gtd. Notes	3.100	01/15/30		5,600	4,924,508
WPC Eurobond BV,
Gtd. Notes	0.950	06/01/30	EUR	9,950	8,245,597

					741,404,071

TOTAL CORPORATE BONDS (cost $1,576,228,386)					1,334,819,848

FLOATING RATE AND OTHER LOANS 1.0%

Jamaica 0.0%
Digicel International Finance Ltd.,
First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	8.275(c)	05/27/24		434	391,009

See Notes to Financial Statements.

PGIM Global Total Return Fund    37

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

United Kingdom 0.9%
Constellation Automotive Group Ltd.,
Facility B2 (First Lien), SONIA + 4.750%	8.178%(c)	07/28/28	GBP	3,850	$4,096,588
EG Group Ltd.,
Additional Second Lien Loan Facility, 6 Month EURIBOR + 7.000%	9.752(c)	04/30/27	EUR	23,880	23,155,767

					27,252,355

United States 0.1%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%	14.211(c)	11/01/25		1,199	1,269,441
Diamond Sports Group LLC,
First Lien Term Loan, 6 Month SOFR + 8.250%	13.064(c)	05/25/26		247	222,981
Second Lien Term loan	8.025	08/24/26		7,155	507,983

					2,000,405

TOTAL FLOATING RATE AND OTHER LOANS (cost $37,940,823)					29,643,769

MUNICIPAL BOND 0.2%

Puerto Rico
Commonwealth of Puerto Rico,
General Obligation, Sub-Series C
(cost $5,986,886)	0.000(cc)	11/01/43		10,573	4,969,340

RESIDENTIAL MORTGAGE-BACKED SECURITIES 4.6%

Spain 0.1%
Retiro Mortgage Securities DAC,
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	5.000(c)	07/30/75	EUR	2,607	2,812,266

United States 4.5%
APS Resecuritization Trust,
Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)	4.998(c)	07/27/57		170	168,688
Bellemeade Re Ltd.,
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.565(c)	03/25/31		1,521	1,520,254

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
Bellemeade Re Ltd., (cont’d.)
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	7.765%(c)	03/25/31	1,750	$1,752,055
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.215(c)	09/25/31	1,200	1,179,196
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%^	6.690(c)	09/12/26	4,226	4,225,912
Connecticut Avenue Securities Trust,
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	7.120(c)	10/25/39	56	56,421
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)	7.070(c)	01/25/40	433	434,133
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.915(c)	10/25/41	1,650	1,600,401
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	6.365(c)	10/25/41	240	234,600
Series 2021-R03, Class 1B1, 144A, 30 Day Average SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.565(c)	12/25/41	500	477,221
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	7.965(c)	12/25/41	540	520,425
Credit Suisse Mortgage Trust,
Series 2020-RPL06, Class A1, 144A	2.688(cc)	03/25/59	2,036	1,978,681
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	6.820(c)	04/25/29	620	618,607
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.965(c)	10/25/33	44	44,392
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.515(c)	10/25/33	4,200	4,195,096
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	8.265(c)	04/25/34	3,500	3,569,377

See Notes to Financial Statements.

PGIM Global Total Return Fund    39

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)	8.115%(c)	11/25/41	260	$250,575
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	6.815(c)	11/25/41	1,440	1,377,000
Fannie Mae REMIC,
Series 2012-107, Class GI, IO	3.500	09/25/27	1,659	65,675
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.815(c)	11/25/50	595	591,304
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	7.415(c)	11/25/50	1,596	1,595,955
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.215(c)	08/25/33	1,700	1,662,693
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)	6.870(c)	02/25/50	1,607	1,605,038
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	10.120(c)	06/25/50	569	608,574
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.815(c)	12/25/50	400	389,741
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	8.120(c)	03/25/50	125	128,053
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	10.270(c)	09/25/50	1,266	1,332,648
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.465(c)	01/25/51	2,995	2,856,574
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.615(c)	01/25/51	9,870	9,771,968
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.315(c)	10/25/33	500	488,745

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	7.865%(c)	01/25/34	4,630	$4,403,637
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.465(c)	01/25/34	1,332	1,321,341
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.215(c)	10/25/41	1,830	1,785,403
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.615(c)	11/25/41	200	191,508
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.815(c)	08/25/33	13,800	12,524,231
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	7.065(c)	08/25/33	17,704	17,239,115
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	7.965(c)	12/25/33	2,000	1,812,606
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.165(c)	09/25/41	970	906,349
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.915(c)	09/25/41	3,350	3,124,914
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	7.165(c)	12/25/41	2,100	1,963,772
Freddie Mac REMIC,
Series 4166, Class IO, IO	3.500	02/15/43	4,424	753,728
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A	2.487	11/25/49	12,246	11,206,365
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	6.670(c)	05/25/29	378	377,809
Series 2021-01, Class M1B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	6.570(c)	07/25/33	3,336	3,331,826

See Notes to Financial Statements.

PGIM Global Total Return Fund    41

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
Home Re Ltd., (cont’d.)
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	6.415%(c)	01/25/34	2,772	$2,754,307
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.615(c)	01/25/34	4,790	4,694,310
Legacy Mortgage Asset Trust,
Series 2020-GS01, Class A1, 144A	5.882(cc)	10/25/59	5,015	4,998,115
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	5.770(c)	01/25/48	573	554,556
Oaktown Re II Ltd.,
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	6.570(c)	07/25/28	113	112,634
Oaktown Re VI Ltd.,
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	6.465(c)	10/25/33	116	115,798
Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.865(c)	10/25/33	1,865	1,856,222
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.415(c)	04/25/34	2,200	2,178,778
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.715(c)	04/25/34	700	695,335
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 3.850% (Cap N/A, Floor 2.850%)	8.870(c)	02/25/25	1,020	1,015,416
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	7.670(c)	08/25/25	2,300	2,270,451

See Notes to Financial Statements.

42

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
Radnor Re Ltd.,
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	6.470%(c)	01/25/30		1,616	$1,608,749
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.515(c)	11/25/31		5,100	5,049,219

					134,146,496

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $140,741,364)					136,958,762

SOVEREIGN BONDS 25.4%

Albania 0.0%
Albania Government International Bond,
Sr. Unsec’d. Notes, 144A	3.500	10/09/25	EUR	1,000	1,042,535

Andorra 0.0%
Andorra International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	400	358,694

Argentina 0.1%
Argentine Republic Government International Bond,
Bonds	4.330	12/31/33(d)	JPY	519,215	694,362
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	1,637,456	1,562,401
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	59,017	56,312

					2,313,075

Austria 0.1%
Republic of Austria Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	2,143	1,890,905

Brazil 0.7%
Brazil Loan Trust 1,
Gov’t. Gtd. Notes, 144A	5.477	07/24/23		467	464,127
Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333	02/15/28		20,559	20,248,045
Gov’t. Gtd. Notes, 144A	5.333	02/15/28		353	347,169

See Notes to Financial Statements.

PGIM Global Total Return Fund    43

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Brazil (cont’d.)
Brazilian Government International Bond,
Sr. Unsec’d. Notes	8.500%	01/05/24	BRL	30	$5,802
Sr. Unsec’d. Notes, Series B	8.875	04/15/24		208	214,799

					21,279,942

Bulgaria 0.3%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	8,212	7,735,595

Canada 0.0%
Canadian Government Bond,
Bonds(k)	4.000	06/01/41	CAD	650	545,859
City of Toronto,
Unsec’d. Notes	3.250	06/24/46	CAD	1,000	620,456

					1,166,315

Chile 0.1%
Bonos de la Tesoreria de la Republica en pesos,
Bonds	5.000	03/01/35	CLP	505,000	602,738
Chile Government International Bond,
Sr. Unsec’d. Notes	0.830	07/02/31	EUR	1,000	859,689
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	1,884	1,799,355

					3,261,782

China 1.9%
China Government Bond,
Sr. Unsec’d. Notes	3.310	11/30/25	CNH	4,000	586,854
Sr. Unsec’d. Notes	3.480	06/29/27	CNH	2,000	296,297
Sr. Unsec’d. Notes	3.600	05/21/30	CNH	18,500	2,771,809
Sr. Unsec’d. Notes	3.900	07/04/36	CNH	16,000	2,439,070
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	40,000	6,199,939
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	76,500	11,845,899
Sr. Unsec’d. Notes	4.100	05/21/45	CNH	62,000	9,732,884
Sr. Unsec’d. Notes	4.150	12/12/31	CNH	41,500	6,467,844
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	48,500	7,947,598
Sr. Unsec’d. Notes	4.500	05/22/34	CNH	24,000	3,884,708

See Notes to Financial Statements.

44

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

China (cont’d.)
Export-Import Bank of China (The),
Sr. Unsec’d. Notes	4.150%	06/18/27	CNH	4,000	$603,560
Sr. Unsec’d. Notes	4.400	05/14/24	CNH	20,000	2,940,884

					55,717,346

Colombia 2.0%
Colombia Government International Bond,
Sr. Unsec’d. Notes	8.375	02/15/27		3,168	3,216,510
Sr. Unsec’d. Notes	9.850	06/28/27	COP	15,013,000	2,948,946
Sr. Unsec’d. Notes(a)	10.375	01/28/33		1,401	1,578,226
Sr. Unsec’d. Notes	11.850	03/09/28		1,000	1,160,313
Sr. Unsec’d. Notes, EMTN(a)	3.875	03/22/26	EUR	47,879	50,212,303

					59,116,298

Cyprus 0.8%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	7,550	5,286,944
Sr. Unsec’d. Notes, EMTN(a)	2.250	04/16/50	EUR	2,000	1,565,800
Sr. Unsec’d. Notes, EMTN(a)	2.375	09/25/28	EUR	4,694	4,841,031
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	10,200	9,991,106
Sr. Unsec’d. Notes, EMTN(a)	2.750	05/03/49	EUR	3,000	2,613,156

					24,298,037

Denmark 0.1%
Denmark Government Bond,
Bonds	1.750	11/15/25	DKK	3,520	507,346
Bonds	4.500	11/15/39	DKK	1,800	329,339
Bonds, Series 10YR	0.500	11/15/27	DKK	12,110	1,633,383
Bonds, Series 10YR	0.500	11/15/29	DKK	4,300	557,993
Bonds, Series 30YR	0.250	11/15/52	DKK	5,000	387,094

					3,415,155

Egypt 0.0%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	700	495,001

Finland 0.0%
Kuntarahoitus OYJ,
Local Gov’t. Gtd. Notes, EMTN	3.050	09/24/32	SEK	13,000	1,201,663

See Notes to Financial Statements.

PGIM Global Total Return Fund    45

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

France 0.8%
Caisse Francaise de Financement Local,
Covered Bonds, EMTN	4.680%	03/09/29	CAD	28,712	$21,837,892
French Republic Government Bond OAT,
Bonds, 144A(k)	0.500	05/25/72	EUR	100	41,874

					21,879,766

Germany 0.0%
State of North Rhine-Westphalia,
Sr. Unsec’d. Notes, EMTN	7.500	06/08/27	MXN	500	25,665

Greece 2.5%
Hellenic Republic Government Bond,
Bonds	4.300	02/24/25	EUR	1	1,111
Bonds	4.300	02/24/29	EUR	1	1,049
Bonds	4.300	02/24/30	EUR	2	2,070
Bonds	4.300	02/24/31	EUR	34	34,913
Bonds	4.300	02/24/32	EUR	60	61,252
Bonds	4.300	02/24/36	EUR	2	1,938
Bonds	4.300	02/24/39	EUR	1	1,021
Sr. Unsec’d. Notes, 144A(a)	1.875	02/04/35	EUR	60,000	51,802,673
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	7,585	5,060,511
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	9,719	11,059,706
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	5,200	6,248,491

					74,274,735

Hungary 0.2%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.625	04/28/32	EUR	4,176	3,441,948
Sr. Unsec’d. Notes, 144A	2.125	09/22/31		1,375	1,070,179

					4,512,127

Indonesia 1.5%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	10,300	10,135,166
Sr. Unsec’d. Notes	1.000	07/28/29	EUR	8,500	7,711,268
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	9,560	8,330,549

See Notes to Financial Statements.

46

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Indonesia (cont’d.)
Indonesia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	1.750%	04/24/25	EUR	2,600	$2,749,984
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	13,980	15,238,963

					44,165,930

Israel 0.2%
Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.875	10/21/34	GBP	3,435	5,025,993

Italy 5.1%
Cassa Del Trentino SPA,
Local Gov’t. Gtd. Notes, EMTN	1.160	06/17/26	EUR	1,090	1,148,459
Region of Lazio,
Sr. Unsec’d. Notes	3.088	03/31/43	EUR	6,366	5,923,840
Region of Umbria,
Sr. Unsec’d. Notes, 6 Month EURIBOR + 0.200%	3.490(c)	03/26/31	EUR	872	885,022
Repubic of Italy Government International Bond
Coupon Strips,
Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	5,324	4,278,183
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.875	10/17/29		3,300	2,853,458
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	93	102,340
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 30Y Index + 0.000% (Cap N/A, Floor 4.250%)	4.250(c)	06/28/29	EUR	7,892	8,822,290
Sr. Unsec’d. Notes, EMTN	4.425	03/28/36	EUR	1,400	1,479,634
Sr. Unsec’d. Notes, EMTN	5.250	12/07/34	GBP	17,018	20,515,979
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	2,100	2,405,285
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	69,287	88,266,772
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		11,108	11,185,735
Sr. Unsec’d. Notes, Series 67, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 8.800%, Floor 0.000%)	1.972(c)	05/11/26	EUR	3,000	3,221,397

					151,088,394

Japan 0.1%
Japan Government Twenty Year Bond,
Bonds, Series 159 (k)	0.600	12/20/36	JPY	350,000	2,543,928

See Notes to Financial Statements.

PGIM Global Total Return Fund    47

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Kazakhstan 0.3%
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN (a)	1.500%	09/30/34	EUR	9,400	$7,479,022

Mexico 1.3%
Mexico Government International Bond,
Sr. Unsec’d. Notes	1.125	01/17/30	EUR	10,100	9,096,722
Sr. Unsec’d. Notes	1.450	10/25/33	EUR	4,825	3,848,935
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	5,000	4,024,690
Sr. Unsec’d. Notes	4.000	03/15/2115	EUR	950	745,390
Sr. Unsec’d. Notes, EMTN	5.625	03/19/2114	GBP	340	320,872
Sr. Unsec’d. Notes, GMTN	6.750	02/06/24	GBP	13,620	17,228,195
Sr. Unsec’d. Notes, Series 28	2.000	04/20/38	JPY	300,000	1,868,683
Sr. Unsec’d. Notes, Series A, MTN	7.500	04/08/33		875	1,013,987

					38,147,474

Montenegro 0.0%
Montenegro Government International Bond,
Sr. Unsec’d. Notes, 144A	3.375	04/21/25	EUR	750	768,988

New Zealand 0.0%
New Zealand Local Government Funding Agency Bond,
Local Gov’t. Gtd. Notes	2.000	04/15/37	NZD	2,100	893,016

Panama 0.4%
Panama Government International Bond,
Sr. Unsec’d. Notes	8.125	04/28/34		10,732	12,844,863

Peru 0.7%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250	03/11/33	EUR	1,200	955,056
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	7,718	8,216,376
Sr. Unsec’d. Notes(a)	3.750	03/01/30	EUR	9,408	9,905,358

					19,076,790

Philippines 1.0%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	5,365	4,878,256
Sr. Unsec’d. Notes	1.200	04/28/33	EUR	1,350	1,106,655
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	1,085	771,735

See Notes to Financial Statements.

48

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Philippines (cont’d.)
Philippine Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	0.875%	05/17/27	EUR	4,000	$3,890,533
Sr. Unsec’d. Notes, Series 11	0.990	08/15/28	JPY	800,000	5,775,596
Sr. Unsec’d. Notes, Series 15	0.590	08/15/29	JPY	1,700,000	11,867,683

					28,290,458

Poland 0.0%
Republic of Poland Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.220	08/04/34	JPY	100,000	862,537

Portugal 0.2%
Regiao Autonoma Madeira,
Gov’t. Gtd. Notes	0.943	05/29/32	EUR	5,000	4,428,321

Romania 0.6%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	4,150	3,684,888
Sr. Unsec’d. Notes, EMTN	2.124	07/16/31	EUR	2,000	1,627,782
Sr. Unsec’d. Notes, EMTN	2.375	04/19/27	EUR	1,000	991,572
Sr. Unsec’d. Notes, EMTN(a)	3.375	02/08/38	EUR	2,138	1,651,018
Sr. Unsec’d. Notes, EMTN(a)	3.500	04/03/34	EUR	1,000	842,816
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	1,000	847,292
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	2,966	2,430,341
Sr. Unsec’d. Notes, MTN	2.875	05/26/28	EUR	700	683,013
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	3,600	2,930,007
Unsec’d. Notes, 144A, MTN	2.875	05/26/28	EUR	1,100	1,073,306

					16,762,035

San Marino 0.0%
San Marino Government Bond,
Sr. Unsec’d. Notes	3.250	02/24/24	EUR	269	291,710

Saudi Arabia 0.4%
Saudi Government International Bond,
Sr. Unsec’d. Notes	2.000	07/09/39	EUR	13,756	10,987,464

Serbia 0.9%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	6,000	5,073,423

See Notes to Financial Statements.

PGIM Global Total Return Fund    49

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Serbia (cont’d.)
Serbia International Bond, (cont’d.)
Sr. Unsec’d. Notes	3.125%	05/15/27	EUR	15,595	$15,474,309
Sr. Unsec’d. Notes, 144A(a)	2.125	12/01/30		9,015	7,022,122

					27,569,854

Slovenia 0.0%
Slovenia Government Bond,
Unsec’d. Notes, Series RS86	0.000	02/12/31	EUR	100	86,334

South Korea 0.1%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes, 144A, MTN	6.700	12/02/24	IDR	40,000	2,736
Sr. Unsec’d. Notes, 144A, MTN	8.000	05/15/24	IDR	6,800,000	470,822
Sr. Unsec’d. Notes, EMTN	4.140	09/04/23	CNH	5,000	724,365
Sr. Unsec’d. Notes, EMTN	7.250	12/07/24	IDR	10,000,000	689,073
Sr. Unsec’d. Notes, EMTN	8.000	05/15/24	IDR	19,600,000	1,354,765

					3,241,761

Spain 2.1%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.690	10/28/34	EUR	588	660,763
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 12.000%, Floor 5.480%)	5.480(c)	05/11/29	EUR	1,000	1,195,672
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	3,250	3,909,514
Sr. Unsec’d. Notes, EMTN	6.350	11/30/41	EUR	2,100	2,756,817
Spain Government Bond,
Sr. Unsec’d. Notes, 144A(k)	1.000	10/31/50	EUR	10,600	6,149,549
Sr. Unsec’d. Notes, 144A(k)	1.200	10/31/40	EUR	2,500	1,854,669
Sr. Unsec’d. Notes, 144A(k)	1.850	07/30/35	EUR	7,225	6,662,977
Sr. Unsec’d. Notes, 144A(k)	3.450	07/30/66	EUR	4,200	4,154,638
Spain Government Bond Coupon Strips,
Bonds	0.246(s)	01/31/32	EUR	3,900	3,194,909
Bonds(k)	0.320(s)	01/31/33	EUR	2,100	1,674,569
Bonds	0.449(s)	07/30/29	EUR	438	399,947
Bonds	0.958(s)	01/31/35	EUR	168	121,407
Bonds	1.027(s)	01/31/36	EUR	168	115,604
Bonds	1.078(s)	01/31/37	EUR	168	110,847
Bonds	1.296(s)	07/30/41	EUR	436	236,191
Bonds, Series CAC(k)	0.579(s)	07/30/29	EUR	3,600	3,253,156
Bonds, Series CAC	1.128(s)	07/30/36	EUR	862	587,302

See Notes to Financial Statements.

50

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Spain (cont’d.)

Spain Government Bond Coupon Strips, (cont’d.)
Bonds, Series CAC	1.212%(s)	07/30/37	EUR 862	$561,991
Bonds, Series CAC	1.297(s)	07/30/38	EUR 862	539,825
Bonds, Series CAC	1.365(s)	07/30/42	EUR 300	158,008
Bonds, Series CAC	1.405(s)	07/30/43	EUR 300	152,158
Bonds, Series CAC	1.455(s)	07/30/44	EUR 300	147,012
Bonds, Series CAC	1.475(s)	07/30/45	EUR 300	141,799
Bonds, Series CAC	1.485(s)	07/30/46	EUR 300	136,807
Bonds, Series CAC	1.504(s)	07/30/47	EUR 300	132,631
Bonds, Series CAC	1.514(s)	07/30/48	EUR 300	128,397
Bonds, Series CAC	1.544(s)	07/30/49	EUR 300	124,198
Bonds, Series CAC	1.564(s)	07/30/50	EUR 300	114,630
Bonds, Series CAC	1.594(s)	07/30/51	EUR 300	109,743
Bonds, Series CAC	1.623(s)	07/30/52	EUR 300	108,206
Bonds, Series CAC	1.663(s)	07/30/53	EUR 300	103,032
Bonds, Series CAC	1.683(s)	07/30/54	EUR 300	99,020
Bonds, Series CAC	1.703(s)	07/30/55	EUR 300	94,689
Bonds, Series CAC	1.732(s)	07/30/56	EUR 300	85,587
Bonds, Series CAC	1.772(s)	07/30/57	EUR 300	81,393
Bonds, Series CAC	1.782(s)	07/30/58	EUR 300	81,167
Bonds, Series CAC	1.812(s)	07/30/59	EUR 300	73,978
Bonds, Series CAC	1.851(s)	07/30/60	EUR 300	72,840
Bonds, Series CAC	1.871(s)	07/30/61	EUR 300	68,593
Bonds, Series CAC	1.891(s)	07/30/62	EUR 300	63,684
Bonds, Series CAC	1.921(s)	07/30/63	EUR 300	60,978
Bonds, Series CAC	1.950(s)	07/30/64	EUR 300	57,445
Bonds, Series CAC	1.980(s)	07/30/65	EUR 300	54,256
Bonds, Series CAC	2.010(s)	07/30/66	EUR 300	53,138
Spain Government Bond Principal Strips,
Bonds	0.794(s)	07/30/41	EUR 1,700	915,947
Spain Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP 16,080	20,601,445

				62,161,128

Sweden 0.0%

Svensk Exportkredit AB,
Sr. Unsec’d. Notes, EMTN	8.904(s)	06/25/27	ZAR 1,400	51,427
Sr. Unsec’d. Notes, MTN	2.665(s)	05/11/37	110	58,656
Sweden Government Bond,
Bonds, Series 1053(k)	3.500	03/30/39	SEK 10,000	1,106,568

				1,216,651

See Notes to Financial Statements.

PGIM Global Total Return Fund    51

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Tunisia 0.0%

Tunisian Republic,
Sr. Unsec’d. Notes	4.200%	03/17/31	JPY 100,000	$308,344

Ukraine 0.5%

Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR 33,896	6,029,691
Sr. Unsec’d. Notes	6.750	06/20/28(d)	EUR 31,299	5,373,719
Sr. Unsec’d. Notes	7.375	09/25/34(d)	3,600	578,925
Sr. Unsec’d. Notes	7.750	09/01/26(d)	1,875	319,102
Sr. Unsec’d. Notes	7.750	09/01/27(d)	400	69,075
Sr. Unsec’d. Notes	7.750	09/01/28(d)	500	86,187
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR 9,705	1,726,403
Sr. Unsec’d. Notes, 144A	7.253	03/15/35(d)	1,560	252,817

				14,435,919

United Kingdom 0.3%

HM Treasury UK Sovereign Sukuk PLC,
Unsec’d. Notes(k)	0.333	07/22/26	GBP 500	559,145
Jersey International Bond,
Sr. Unsec’d. Notes	3.750	06/09/54	GBP 834	861,938
United Kingdom Gilt,
Bonds(k)	1.250	10/22/41	GBP 100	80,213
Bonds(k)	1.250	07/31/51	GBP 100	66,857
Bonds(k)	1.500	07/22/47	GBP 100	75,855
Bonds(k)	1.625	10/22/71	GBP 100	65,777
Bonds(k)	1.750	01/22/49	GBP 100	79,364
Bonds(k)	1.750	07/22/57	GBP 100	73,717
Bonds(k)	2.500	07/22/65	GBP 100	89,360
Bonds(k)	3.250	01/22/44	GBP 100	110,645
Bonds(k)	3.500	07/22/68	GBP 100	115,037
Bonds(k)	3.750	07/22/52	GBP 100	118,860
Bonds(k)	4.000	01/22/60	GBP 100	126,401
Bonds(k)	4.250	03/07/36	GBP 300	392,204
Bonds(k)	4.250	09/07/39	GBP 180	231,997
Bonds(k)	4.250	12/07/40	GBP 100	128,743
Bonds(k)	4.250	12/07/46	GBP 4,475	5,732,836
Bonds(k)	4.250	12/07/49	GBP 100	128,666
Bonds(k)	4.250	12/07/55	GBP 100	130,364
Bonds(k)	4.500	12/07/42	GBP 100	132,993
Bonds(k)	4.750	12/07/38	GBP 100	136,909

See Notes to Financial Statements.

52

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

United Kingdom (cont’d.)

United Kingdom Gilt, (cont’d.)
Unsec’d. Notes(k)	0.875%	01/31/46	GBP 100	$66,188
Unsec’d. Notes(k)	1.125	01/31/39	GBP 100	83,387

				9,587,456

Uruguay 0.1%

Uruguay Government International Bond,
Sr. Unsec’d. Notes	6.875	09/28/25	2,202	2,280,446

TOTAL SOVEREIGN BONDS (cost $988,156,161)				748,529,452

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.8%

Federal National Mortgage Assoc.	5.375	12/07/28	GBP 18,000	23,697,377
Sri Lanka Government AID Bond
U.S. Gov’t. Gtd. Notes, Series 1, 3 Month LIBOR + 0.300%^	5.568(c)	11/01/24	USD 1,000	970,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $31,650,433)				24,667,377

U.S. TREASURY OBLIGATIONS 0.3%

U.S. Treasury Bonds(h)	1.125	08/15/40	160	106,325
U.S. Treasury Bonds(h)	2.250	05/15/41	545	434,467
U.S. Treasury Notes(h)(k)	1.500	11/30/28	55	49,375
U.S. Treasury Notes(h)	1.750	03/15/25	325	311,086
U.S. Treasury Notes(h)	1.875	02/15/32	1,615	1,427,509
U.S. Treasury Notes(h)(k)	2.875	05/15/32	2,035	1,947,877
U.S. Treasury Notes(h)(k)	3.875	12/31/27	1,025	1,039,734
U.S. Treasury Notes(h)(k)	4.375	10/31/24	3,400	3,398,539
U.S. Treasury Strips Coupon(k)	1.872(s)	05/15/31	85	64,202
U.S. Treasury Strips Coupon(k)	1.888(s)	08/15/29	345	276,553
U.S. Treasury Strips Coupon(k)	2.089(s)	11/15/35	800	504,656
U.S. Treasury Strips Coupon(k)	2.251(s)	08/15/40	800	411,406

TOTAL U.S. TREASURY OBLIGATIONS (cost $10,632,789)				9,971,729

See Notes to Financial Statements.

PGIM Global Total Return Fund    53

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS 0.2%

Spain 0.0%
Codere New Topco SA^	16,439	$—

United States 0.2%
Chesapeake Energy Corp.	48,975	4,049,253
Ferrellgas Partners LP (Class B Stock)^	2,731	404,734

		4,453,987

TOTAL COMMON STOCKS
(cost $734,484)		4,453,987

PREFERRED STOCK 0.0%

United States
Citigroup Capital XIII, 11.643%(c), 3 Month LIBOR + 6.370%,
Maturing 10/30/40
(cost $100,000)	4,000	116,680

TOTAL LONG-TERM INVESTMENTS
(cost $3,450,388,243)		2,892,608,641

SHORT-TERM INVESTMENTS 3.1%

AFFILIATED MUTUAL FUND 2.9%
PGIM Institutional Money Market Fund (cost $84,936,044; includes $84,633,904 of cash collateral for securities on loan)(b)(wi)	85,016,041	84,965,032

OPTIONS PURCHASED*~ 0.2%
(cost $1,410,729)		4,372,800

TOTAL SHORT-TERM INVESTMENTS
(cost $86,346,773)		89,337,832

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.2%
(cost $3,536,735,016)		2,981,946,473

OPTIONS WRITTEN*~ (0.2)%
(premiums received $1,445,440)		(5,054,075)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.0%
(cost $3,535,289,576)		2,976,892,398
Liabilities in excess of other assets(z) (1.0)%		(28,885,238)

NET ASSETS 100.0%		$2,948,007,160

See Notes to Financial Statements.

54

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

ITL—Italian Lira

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

RON—Romanian Leu

SAR—Saudi Arabian Riyal

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

AID—Agency for International Development

BARC—Barclays Bank PLC

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BNP—BNP Paribas S.A.

BNYM—Bank of New York Mellon

BOA—Bank of America, N.A.

BUBOR—Budapest Interbank Offered Rate

CAC—French Stock Market Index

CDOR—Canadian Dollar Offered Rate

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CIBOR—Copenhagen Interbank Offered Rate

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

See Notes to Financial Statements.

PGIM Global Total Return Fund    55

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

CLOIS—Sinacofi Chile Interbank Rate Average

CME—Chicago Mercantile Exchange

CPI—Consumer Price Index

CSI—Credit Suisse International

DAC—Designated Activity Company

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

EuroSTR—Euro Short-Term Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GS—Goldman Sachs & Co. LLC

GSI—Goldman Sachs International

HICP—Harmonised Index of Consumer Prices

HSBC—HSBC Bank PLC

ICE—Intercontinental Exchange

IO—Interest Only (Principal amount represents notional)

JIBAR—Johannesburg Interbank Agreed Rate

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

KLIBOR—Kuala Lumpur Interbank Offered Rate

KWCDC—Korean Won Certificate of Deposit

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MASTR—Morgan Stanley Structured Asset Security

MPLE—Maple Bonds

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

NIBOR—Norwegian Interbank Offered Rate

OAT—Obligations Assimilables du Tresor

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

REMIC—Real Estate Mortgage Investment Conduit

S—Semiannual payment frequency for swaps

SAIBOR—Saudi Arabian Interbank Offered Rate

SAN—Santander Bank, N.A.

SARON—Swiss Average Rate Overnight

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SORA—Singapore Overnight Rate Average

SSB—State Street Bank & Trust Company

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TAIBOR—Taiwan Interbank Offered Rate

TD—The Toronto-Dominion Bank

TELBOR—Tel Aviv Interbank Offered Rate

THOR—Thai Overnight Repurchase Rate

TONAR—Tokyo Overnight Average Rate

See Notes to Financial Statements.

56

UAG—UBS AG

UBS—UBS Securities LLC

WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $34,687,330 and 1.2% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $82,135,905; cash collateral of $84,633,904 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $26,159,505. The aggregate value of $21,042,926 is 0.7% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(jj)	Represents original contract currency denomination, settlement to occur in Euro currency.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
1 Year SOFR Mid-Curve Futures (cost $38,551)	Put	06/16/23	$96.19	35	88	$14,875

See Notes to Financial Statements.

PGIM Global Total Return Fund    57

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swap, 05/21/25	Call	DB	05/17/23	2.05%	2.05%(A)	3 Month SAIBOR(Q)/ 5.665%	SAR 304,125	$—
5- Year Interest Rate Swap, 01/30/29	Call	GSI	01/26/24	2.85%	2.85%(A)	3 Month TELBOR(Q)/ 4.643%	ILS 75,000	3,872
2- Year Interest Rate Swap, 05/21/25	Put	DB	05/17/23	2.05%	3 Month SAIBOR(Q)/ 5.665%	2.05%(A)	SAR 304,125	4,205,222
2- Year Interest Rate Swap, 09/18/25	Put	JPM	09/14/23	4.50%	1 Day SOFR(A)/ 4.810%	4.50%(A)	73,000	148,831

Total OTC Swaptions (cost $1,372,178)								$4,357,925

Total Options Purchased (cost $1,410,729)								$4,372,800

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
1 Year SOFR Mid-Curve Futures	Call	06/16/23	$96.63	35	88	$(22,094)
1 Year SOFR Mid-Curve Futures	Put	06/16/23	$95.69	35	88	(4,156)

Total Exchange Traded (premiums received $44,959)						$(26,250)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swap, 05/19/25	Call	DB	05/17/23	1.13%	3 Month LIBOR(Q)/ 5.302%	1.13%(S)	81,100	$—
5- Year Interest Rate Swap, 01/30/29	Call	GSI	01/26/24	2.35%	3 Month TELBOR(Q)/ 4.643%	2.35%(A)	ILS 75,000	(358)
2- Year Interest Rate Swap, 05/19/25	Put	DB	05/17/23	1.13%	1.13%(S)	3 Month LIBOR(Q)/ 5.302%	81,100	(4,897,408)
2- Year Interest Rate Swap, 09/18/25	Put	JPM	09/14/23	5.00%	5.00%(A)	1 Day SOFR(A)/ 4.810%	73,000	(52,372)

See Notes to Financial Statements.

58

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5- Year Interest Rate Swap, 01/30/29	Put	GSI	01/26/24	3.65%	3.65%(A)	3 Month TELBOR(Q)/ 4.643%	ILS 75,000	$(76,554)
GS_21-PJA††^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	69,580	(1,133)

Total OTC Swaptions (premiums received $1,400,481)								$(5,027,825)

Total Options Written (premiums received $1,445,440)								$(5,054,075)

††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

Futures contracts outstanding at April 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
25	1 Day Interbank Deposit	Dec. 2028	$60,738	$(2,715)
64	3 Month CME SOFR	Sep. 2023	15,186,400	80,683
64	3 Month CME SOFR	Dec. 2023	15,224,800	124,683
64	3 Month CME SOFR	Mar. 2024	15,288,000	160,645
64	3 Month CME SOFR	Jun. 2024	15,368,000	186,245
64	3 Month CME SOFR	Sep. 2024	15,439,200	185,520
64	3 Month CME SOFR	Dec. 2024	15,489,600	169,483
64	3 Month CME SOFR	Mar. 2025	15,518,400	148,683
1,427	20 Year U.S. Treasury Bonds	Jun. 2023	187,873,469	5,012,899
859	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	121,467,969	5,052,770
1,805	Japanese Yen Currency	Jun. 2023	166,838,406	(1,840,522)

				9,278,374

Short Positions:
3,184	2 Year U.S. Treasury Notes	Jun. 2023	656,426,373	(764,128)
424	5 Year Euro-Bobl	Jun. 2023	55,116,245	(1,059,945)
1,942	5 Year U.S. Treasury Notes	Jun. 2023	213,119,333	(3,735,924)
780	10 Year Euro-Bund	Jun. 2023	116,511,380	(3,498,186)
508	10 Year U.K. Gilt	Jun. 2023	64,775,006	(430,271)
1,233	10 Year U.S. Treasury Notes	Jun. 2023	142,045,459	(3,834,051)
680	10 Year U.S. Ultra Treasury Notes	Jun. 2023	82,588,128	(2,358,376)
1,993	British Pound Currency	Jun. 2023	156,687,169	(6,313,435)

See Notes to Financial Statements.

PGIM Global Total Return Fund    59

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Futures contracts outstanding at April 30, 2023 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
473	Euro Currency	Jun. 2023	$65,324,256	$(2,063,311)
2,338	Euro Schatz Index	Jun. 2023	272,244,395	(2,374,872)

				(26,432,499)

				$(17,154,125)

Forward foreign currency exchange contracts outstanding at April 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/23	MSI	AUD	54,784	$36,890,882	$36,377,110	$—	$(513,772)
Expiring 10/31/23	JPM	AUD	4,867	3,379,499	3,244,635	—	(134,864)
Brazilian Real,
Expiring 05/03/23	CITI	BRL	19,292	3,803,708	3,863,907	60,199	—
British Pound,
Expiring 07/19/23	TD	GBP	2,362	2,943,118	2,973,046	29,928	—
Expiring 07/19/23	UAG	GBP	272	339,371	342,752	3,381	—
Canadian Dollar,
Expiring 07/19/23	HSBC	CAD	50,105	37,060,940	37,042,744	—	(18,196)
Chilean Peso,
Expiring 06/22/23	BARC	CLP	1,149,859	1,420,000	1,414,009	—	(5,991)
Chinese Renminbi,
Expiring 05/23/23	CITI	CNH	907,894	132,750,555	131,332,058	—	(1,418,497)
Expiring 05/23/23	HSBC	CNH	6,172	898,449	892,797	—	(5,652)
Expiring 05/23/23	JPM	CNH	353,761	51,666,592	51,173,557	—	(493,035)
Expiring 05/23/23	MSI	CNH	21,893	3,180,085	3,166,888	—	(13,197)
Expiring 05/23/23	SCB	CNH	35,322	5,164,048	5,109,540	—	(54,508)
Expiring 05/23/23	SSB	CNH	14,947	2,177,241	2,162,157	—	(15,084)
Czech Koruna,
Expiring 07/19/23	BARC	CZK	116,874	5,498,736	5,452,787	—	(45,949)
Danish Krone,
Expiring 07/19/23	CITI	DKK	24,899	3,686,451	3,701,051	14,600	—
Euro,
Expiring 07/19/23	SSB	EUR	6,889	7,626,330	7,625,448	—	(882)
Expiring 07/19/23	TD	EUR	1,367	1,506,398	1,513,645	7,247	—
Expiring 07/19/23	UAG	EUR	5,944	6,588,696	6,580,238	—	(8,458)
Expiring 07/19/23	UAG	EUR	2,321	2,570,433	2,569,686	—	(747)
Hungarian Forint,
Expiring 06/21/23	BOA	HUF	2,344,262	6,792,796	6,810,037	17,241	—

See Notes to Financial Statements.

60

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 07/19/23	HSBC	HUF	220	$617	$634	$17	$—
Expiring 07/19/23	JPM	HUF	1,401,290	3,959,767	4,039,679	79,912	—
Expiring 07/19/23	JPM	HUF	1,373,022	3,921,798	3,958,184	36,386	—
Expiring 07/19/23	TD	HUF	2,181,301	6,269,008	6,288,316	19,308	—
Indonesian Rupiah,
Expiring 06/21/23	GSI	IDR	114,183,111	7,380,890	7,777,696	396,806	—
Israeli Shekel,
Expiring 06/21/23	CITI	ILS	8,524	2,382,436	2,353,302	—	(29,134)
Expiring 06/21/23	CITI	ILS	4,951	1,382,928	1,366,666	—	(16,262)
Expiring 06/21/23	MSI	ILS	3,956	1,106,886	1,092,235	—	(14,651)
Japanese Yen,
Expiring 07/19/23	CITI	JPY	329,604	2,449,464	2,449,859	395	—
Expiring 07/19/23	HSBC	JPY	212,540	1,602,688	1,579,756	—	(22,932)
Expiring 07/19/23	MSI	JPY	16,430,558	124,971,443	122,124,145	—	(2,847,298)
Expiring 07/19/23	SCB	JPY	205,339	1,555,697	1,526,231	—	(29,466)
Expiring 10/31/23	BARC	JPY	525,393	5,512,000	3,966,479	—	(1,545,521)
Expiring 10/31/23	BARC	JPY	406,236	4,196,000	3,066,897	—	(1,129,103)
Expiring 10/31/23	DB	JPY	511,039	5,353,999	3,858,117	—	(1,495,882)
Expiring 10/31/23	GSI	JPY	1,254,996	12,881,000	9,474,654	—	(3,406,346)
Expiring 10/31/23	MSI	JPY	1,637,975	15,824,364	12,365,972	—	(3,458,392)
Malaysian Ringgit,
Expiring 06/21/23	BARC	MYR	45,010	10,010,046	10,156,797	146,751	—
Expiring 06/21/23	MSI	MYR	7,321	1,668,611	1,652,031	—	(16,580)
Mexican Peso,
Expiring 06/21/23	JPM	MXN	87,548	4,766,915	4,815,055	48,140	—
Expiring 06/21/23	UAG	MXN	20,000	1,086,741	1,099,984	13,243	—
New Zealand Dollar,
Expiring 07/19/23	MSI	NZD	14,046	8,746,557	8,682,413	—	(64,144)
Norwegian Krone,
Expiring 07/19/23	BNP	NOK	93,920	9,026,966	8,847,941	—	(179,025)
Polish Zloty,
Expiring 07/19/23	HSBC	PLN	89,071	21,053,055	21,300,957	247,902	—
Romanian Leu,
Expiring 07/19/23	CITI	RON	13,561	3,005,585	3,026,885	21,300	—
Singapore Dollar,
Expiring 06/21/23	HSBC	SGD	8,812	6,534,060	6,617,249	83,189	—
Expiring 06/21/23	HSBC	SGD	474	352,691	355,748	3,057	—
South Korean Won,
Expiring 06/21/23	CITI	KRW	53,693,936	40,882,877	40,264,503	—	(618,374)
Swiss Franc,
Expiring 07/19/23	MSI	CHF	11,317	12,712,387	12,779,248	66,861	—

See Notes to Financial Statements.

PGIM Global Total Return Fund    61

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 06/21/23	MSI	TH	B 326,660	$9,388,942	$9,618,006	$229,064	$—

				$645,930,746	$629,853,731	1,524,927	(17,601,942)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/31/23	HSBC	AUD	6,659	$4,464,481	$4,439,621	$24,860	$—
Brazilian Real,
Expiring 05/03/23	CITI	BRL	19,292	3,651,513	3,863,907	—	(212,394)
Expiring 06/02/23	CITI	BRL	19,292	3,780,378	3,839,228	—	(58,850)
British Pound,
Expiring 07/19/23	CITI	GBP	2,628	3,308,776	3,308,614	162	—
Expiring 07/19/23	HSBC	GBP	49,859	62,506,012	62,759,866	—	(253,854)
Chinese Renminbi,
Expiring 05/23/23	BNP	CNH	33,241	4,848,981	4,808,536	40,445	—
Expiring 05/23/23	GSI	CNH	25,442	3,663,697	3,680,378	—	(16,681)
Expiring 05/23/23	GSI	CNH	20,559	3,000,070	2,973,966	26,104	—
Expiring 05/23/23	HSBC	CNH	26,882	3,912,852	3,888,562	24,290	—
Expiring 05/23/23	MSI	CNH	33,387	4,901,093	4,829,547	71,546	—
Expiring 05/23/23	MSI	CNH	30,075	4,349,522	4,350,449	—	(927)
Expiring 05/23/23	MSI	CNH	20,850	3,009,053	3,016,022	—	(6,969)
Expiring 05/23/23	SSB	CNH	16,459	2,401,139	2,380,940	20,199	—
Euro,
Expiring 07/19/23	BNP	EUR	57,272	63,624,605	63,398,502	226,103	—
Expiring 07/19/23	BNYM	EUR	56,649	62,371,663	62,709,638	—	(337,975)
Expiring 07/19/23	CITI	EUR	7,592	8,417,902	8,404,264	13,638	—
Expiring 07/19/23	MSI	EUR	56,238	61,686,109	62,254,740	—	(568,631)
Expiring 07/19/23	MSI	EUR	8,657	9,539,176	9,582,583	—	(43,407)
Hong Kong Dollar,
Expiring 05/23/23	BNP	HKD	3,386	433,168	431,907	1,261	—
Indonesian Rupiah,
Expiring 06/21/23	MSI	IDR	22,641,020	1,464,206	1,542,216	—	(78,010)
Japanese Yen,
Expiring 07/19/23	DB	JPY	810,076	6,132,497	6,021,086	111,411	—
Expiring 10/31/23	CITI	JPY	628,883	6,526,054	4,747,785	1,778,269	—
Expiring 10/31/23	CITI	JPY	115,153	1,102,894	869,355	233,539	—
Expiring 10/31/23	GSI	JPY	1,532,531	13,803,651	11,569,920	2,233,731	—
Expiring 10/31/23	HSBC	JPY	616,962	4,791,665	4,657,784	133,881	—

See Notes to Financial Statements.

62

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/31/23	MSI	JPY	2,309,705	$20,805,025	$17,437,235	$3,367,790	$—
Expiring 10/31/23	MSI	JPY	362,972	2,824,708	2,740,275	84,433	—
Expiring 10/31/23	SCB	JPY	298,534	2,312,180	2,253,800	58,380	—
Mexican Peso,
Expiring 06/21/23	HSBC	MXN	37,154	1,929,269	2,043,463	—	(114,194)
Peruvian Nuevo Sol,
Expiring 06/21/23	BARC	PEN	12,114	3,185,750	3,257,395	—	(71,645)
Expiring 06/21/23	SCB	PEN	13,150	3,448,989	3,535,921	—	(86,932)
Singapore Dollar,
Expiring 06/21/23	HSBC	SGD	1,987	1,480,568	1,491,908	—	(11,340)
South African Rand,
Expiring 06/21/23	BNP	ZAR	45,566	2,431,071	2,478,548	—	(47,477)
South Korean Won,
Expiring 06/21/23	MSI	KRW	2,706,406	2,083,453	2,029,504	53,949	—
Swedish Krona,
Expiring 07/19/23	HSBC	SEK	38,328	3,728,054	3,753,071	—	(25,017)
Swiss Franc,
Expiring 07/19/23	BNP	CHF	9,288	10,456,603	10,488,086	—	(31,483)

				$402,376,827	$395,838,622	8,503,991	(1,965,786)

						$10,028,918	$(19,567,728)

Cross currency exchange contracts outstanding at April 30, 2023:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
10/31/23	Buy	AUD	8,947	JPY	599,449	$1,439,037	$—	DB
10/31/23	Buy	JPY	277,535	AUD	3,979	—	(557,374)	GSI
10/31/23	Buy	JPY	671,731	AUD	9,835	—	(1,485,338)	MSI

						$1,439,037	$(2,042,712)

See Notes to Financial Statements.

PGIM Global Total Return Fund    63

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Emirate of Abu Dhabi	12/20/26	1.000	%(Q)	1,000	0.302%	$25,006	$(1,669)	$26,675	BOA
Federation of Malaysia	12/20/26	1.000%(Q)		2,000	0.519%	34,978	(3,339)	38,317	BOA
Federative Republic of Brazil	12/20/26	1.000%(Q)		6,000	1.512%	(95,930)	(10,016)	(85,914)	BOA
Kingdom of Saudi Arabia	12/20/26	1.000%(Q)		1,000	0.503%	18,065	(1,669)	19,734	BOA
People’s Republic of China	12/20/26	1.000%(Q)		6,000	0.540%	100,535	(10,016)	110,551	BOA
Republic of Argentina	12/20/26	1.000%(Q)		1,000	51.159%	(748,476)	(1,669)	(746,807)	BOA
Republic of Chile	12/20/26	1.000%(Q)		1,000	0.681%	12,007	(1,669)	13,676	BOA
Republic of Colombia	12/20/26	1.000%(Q)		2,500	2.272%	(101,873)	(4,173)	(97,700)	BOA
Republic of Indonesia	12/20/26	1.000%(Q)		4,500	0.669%	55,573	(7,512)	63,085	BOA
Republic of Panama	12/20/26	1.000%(Q)		1,000	0.919%	3,909	(1,669)	5,578	BOA
Republic of Peru	12/20/26	1.000%(Q)		1,000	0.677%	12,117	(1,669)	13,786	BOA
Republic of Philippines	12/20/26	1.000%(Q)		1,000	0.677%	12,080	(1,669)	13,749	BOA
Republic of South Africa	12/20/26	1.000%(Q)		5,500	2.220%	(214,750)	(9,182)	(205,568)	BOA
Republic of Turkey	12/20/26	1.000%(Q)		6,000	5.157%	(754,856)	(10,016)	(744,840)	BOA
State of Qatar	12/20/26	1.000%(Q)		1,000	0.305%	24,885	(1,669)	26,554	BOA
United Mexican States	12/20/26	1.000%(Q)		5,500	0.766%	50,117	(9,182)	59,299	BOA

						$(1,566,613)	$(76,788)	$(1,489,825)

See Notes to Financial Statements.

64

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices - Buy Protection(1)**:
CDX.EM.36.V1	12/20/26	1.000%(Q)	46,000	$1,463,810	$41,798	$1,422,012	BOA

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA††	05/14/23	0.500%(M)	44,463	*	$35,769	$(4,803)	$40,572	GSI

††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	EUR 2,640	$(199)	$82,422	$(82,621)	DB
Gazprom PAO	12/20/23	1.000%(Q)	1,410	223,242	175,283	47,959	CITI
Gazprom PAO	06/20/24	1.000%(Q)	723	142,297	165,056	(22,759)	HSBC
Gazprom PAO	06/20/25	1.000%(Q)	EUR 2,000	518,972	10,732	508,240	BARC
Gazprom PAO	12/20/25	1.000%(Q)	2,000	483,289	709,345	(226,056)	GSI
Gazprom PAO	06/20/26	1.000%(Q)	4,400	1,099,845	1,934,424	(834,579)	HSBC
Gazprom PAO	06/20/27	1.000%(Q)	8,650	2,268,861	4,065,365	(1,796,504)	HSBC
Gazprom PAO	06/20/27	1.000%(Q)	1,000	262,296	328,139	(65,843)	HSBC
Gazprom PAO	06/20/27	1.000%(Q)	600	157,378	327,099	(169,721)	JPM
Gazprom PAO	12/20/27	1.000%(Q)	3,300	881,264	1,498,570	(617,306)	JPM
Kingdom of Morocco	12/20/27	1.000%(Q)	4,305	85,113	107,513	(22,400)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR 4,935	(70,715)	(173,844)	103,129	BARC
Republic of South Africa	06/20/26	1.000%(Q)	1,000	27,685	24,937	2,748	GSI
Swiss Confederation	12/20/27	0.250%(Q)	5,000	(13,582)	—	(13,582)	BARC
U.S. Treasury Notes	12/20/29	0.250%(Q)	EUR 3,755	94,825	25,950	68,875	BARC

See Notes to Financial Statements.

PGIM Global Total Return Fund    65

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
U.S. Treasury Notes	12/20/32	0.250%(Q)	EUR	16,800	$491,438	$122,654	$368,784	BARC
U.S. Treasury Notes	12/20/32	0.250%(Q)	EUR	930	27,205	11,207	15,998	BNP

					$6,679,214	$9,414,852	$(2,735,638)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
American International Group, Inc.	06/20/26	1.000%(Q)		3,260	0.738%	$28,877	$30,815	$(1,938)	BOA
Australian Government Bond	12/20/27	1.000%(Q)		5,000	0.246%	167,173	157,021	10,152	DB
Barclays PLC	12/20/26	1.000%(Q)	EUR	3,000	1.050%	(1,723)	22,942	(24,665)	CITI
BNP Paribas S.A.	06/20/23	1.000%(Q)	EUR	5,000	0.290%	12,135	16,440	(4,305)	BARC
DP World PLC	12/20/24	1.000%(Q)		2,000	0.882%	6,079	3,084	2,995	BARC
Emirate of Dubai	12/20/24	1.000%(Q)		1,000	0.339%	11,718	1,240	10,478	CITI
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)		3,000	1.171%	226	(74,041)	74,267	DB
Gazprom PAO	12/20/26	1.000%(Q)		8,600	11.581%	(2,203,810)	(3,941,736)	1,737,926	HSBC
Generalitat de Cataluna	12/20/25	1.000%(Q)		4,900	*	79,680	(24,705)	104,385	DB
Halliburton Co.	12/20/26	1.000%(Q)		4,240	0.585%	64,548	29,600	34,948	GSI
Hellenic Republic	06/20/23	1.000%(Q)		300	0.304%	653	(933)	1,586	CITI
Hellenic Republic	06/20/24	1.000%(Q)		1,000	0.423%	7,629	(46,395)	54,024	BARC
Hellenic Republic	06/20/29	1.000%(Q)		5,400	1.416%	(112,856)	(44,916)	(67,940)	BARC
Hellenic Republic	12/20/29	1.000%(Q)	EUR	5,000	1.217%	(63,150)	14,169	(77,319)	CITI
Hellenic Republic	12/20/31	1.000%(Q)		6,000	1.669%	(271,319)	(154,312)	(117,007)	CITI
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)		34,770	0.126%	16,398	4,751	11,647	BOA

See Notes to Financial Statements.

66

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Israel Electric Corp. Ltd.	12/20/24	1.000%(Q)	1,000	1.100%	$(418)	$4,218	$(4,636)	BARC
Japan Govt.	06/20/28	1.000%(Q)	15,000	0.230%	561,752	538,261	23,491	CITI
Kingdom of Spain	06/20/24	1.000%(Q)	700	0.123%	7,718	(5,449)	13,167	MSI
Kingdom of Spain	06/20/25	1.000%(Q)	9,940	0.248%	165,628	(40,935)	206,563	BOA
Kingdom of Spain	06/20/25	1.000%(Q)	7,500	0.248%	124,971	(38,237)	163,208	JPM
Kingdom of Spain	06/20/25	1.000%(Q)	1,645	0.248%	27,410	9,228	18,182	BARC
People’s Republic of China	12/20/24	1.000%(Q)	1,000	0.343%	11,638	6,940	4,698	CITI
Republic of Colombia	06/20/23	1.000%(Q)	5,000	0.530%	9,242	(348)	9,590	GSI
Republic of Colombia	12/20/26	1.000%(Q)	1,000	2.272%	(40,749)	(42,493)	1,744	CITI
Republic of Estonia	12/20/26	1.000%(Q)	3,150	0.664%	39,545	21,729	17,816	JPM
Republic of Finland	06/20/27	0.250%(Q)	2,000	0.185%	5,593	6,990	(1,397)	BOA
Republic of Indonesia	06/20/23	1.000%(Q)	13,885	0.202%	32,294	(2,741)	35,035	CITI
Republic of Ireland	12/20/26	1.000%(Q)	2,000	0.208%	56,456	2,375	54,081	GSI
Republic of Ireland	06/20/27	1.000%(Q)	2,800	0.228%	86,488	35,275	51,213	MSI
Republic of Italy	06/20/23	1.000%(Q)	18,300	0.269%	40,789	(32,876)	73,665	BOA
Republic of Italy	06/20/23	1.000%(Q)	4,000	0.269%	8,916	—	8,916	MSI
Republic of Italy	06/20/24	1.000%(Q)	6,000	0.378%	48,829	(71,053)	119,882	BOA
Republic of Italy	06/20/24	1.000%(Q)	900	0.172%	9,420	(10,912)	20,332	DB
Republic of Italy	06/20/26	1.000%(Q)	4,200	0.753%	35,323	(103,098)	138,421	BOA
Republic of Italy	06/20/30	1.000%(Q)	1,200	1.380%	(26,083)	(24,653)	(1,430)	BARC
Republic of Kazakhstan	06/20/23	1.000%(Q)	7,695	0.266%	17,186	—	17,186	CITI
Republic of Panama	12/20/26	1.000%(Q)	4,200	0.919%	16,415	8,807	7,608	CITI
Republic of Poland	06/20/24	1.000%(Q)	6,615	0.417%	50,994	5,862	45,132	BNP

See Notes to Financial Statements.

PGIM Global Total Return Fund    67

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Serbia	12/20/25	5.000%(Q)		4,500	1.474%	$420,666	$467,031	$(46,365)	CITI
Republic of Serbia	12/20/25	1.000%(Q)		1,000	1.474%	(10,607)	(769)	(9,838)	BNP
Republic of Slovenia	06/20/24	1.000%(Q)		900	0.079%	10,367	(14,962)	25,329	HSBC
Republic of South Africa	06/20/23	1.000%(Q)		5,000	0.767%	7,522	(3,911)	11,433	DB
Republic of South Africa	12/20/23	1.000%(Q)		3,000	0.907%	5,269	(21,905)	27,174	BOA
Republic of South Africa	06/20/31	1.000%(Q)		3,000	3.478%	(459,320)	(310,426)	(148,894)	MSI
State of Illinois	12/20/24	1.000%(Q)		2,800	*	(6,693)	(55,230)	48,537	GSI
State of Illinois	06/20/28	1.000%(Q)		1,000	*	(27,735)	(63,894)	36,159	CITI
State of Qatar	12/20/26	1.000%(Q)		4,000	0.305%	99,539	80,442	19,097	CITI
U.S. Treasury Notes	12/20/23	0.250%(Q)	EUR	16,800	1.737%	(170,326)	(53,216)	(117,110)	BARC
UBS Group AG	12/20/24	1.000%(Q)	EUR	8,600	1.193%	(18,192)	55,950	(74,142)	BOA
United Kingdom of Great Britain and Northern Ireland	12/20/27	1.000%(Q)		1,000	0.240%	33,729	20,676	13,053	DB
United Mexican States	12/20/26	1.000%(Q)		4,000	0.766%	36,449	3,443	33,006	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)		9,960	0.809%	67,371	131,209	(63,838)	GSI

						$(980,346)	$(3,505,648)	$2,525,302

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

See Notes to Financial Statements.

68

index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at April 30, 2023:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC Currency Swap Agreements:
CNH	10,000	2.350%(Q)	1,564	1 Day SOFR(Q)/ 4.810%	SCB	01/10/27	$(122,629)	$—	$(122,629)
IDR	50,000,000	8.220%(S)	3,454	6 Month LIBOR(S)/ 5.407%	CITI	11/29/23	36,599	—	36,599
PEN	32,632	3.420%(S)	8,000	6 Month LIBOR(S)/ 5.407%	MSI	08/12/24	445,126	—	445,126

							$359,096	$—	$359,096

See Notes to Financial Statements.

PGIM Global Total Return Fund    69

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Inflation swap agreements outstanding at April 30, 2023:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreements:
EUR 14,000	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$855,688	$855,688
EUR 14,000	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(1,726,445)	(1,726,445)

				$—	$(870,757)	$(870,757)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at April 30, 2023:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	18,000	12/03/29	2.700%(S)	6 Month BBSW(2)(S)/3.855%	$(847,770)	$(684,623)	$163,147
AUD	10,000	07/10/33	2.987%(S)	6 Month BBSW(2)(S)/ 3.855%	111,898	(493,959)	(605,857)
AUD	10,000	03/26/36	2.101%(S)	6 Month BBSW(2)(S)/ 3.855%	—	(1,261,134)	(1,261,134)
CAD	51,805	04/03/25	0.970%(S)	3 Month CDOR(2)(S)/ 5.043%	65,615	(2,459,286)	(2,524,901)
CAD	4,800	12/03/32	3.450%(S)	1 Day CORRA(2)(S)/ 4.500%	146,828	126,631	(20,197)
CAD	12,150	12/03/48	2.800%(S)	3 Month CDOR(2)(S)/ 5.043%	(219,549)	(1,066,522)	(846,973)
CHF	14,500	01/31/29	0.260%(A)	1 Day SARON(2)(S)/ 1.420%	(56,187)	(1,510,378)	(1,454,191)
CHF	800	10/17/31	0.033%(A)	1 Day SARON(2)(S)/ 1.420%	(687)	(136,672)	(135,985)
CHF	4,000	11/05/31	0.125%(A)	1 Day SARON(2)(A)/ 1.420%	—	(644,149)	(644,149)
CHF	700	04/03/33	0.687%(A)	1 Day SARON(2)(S)/ 1.420%	(3,838)	(94,340)	(90,502)

See Notes to Financial Statements.

70

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CLP	634,000	02/11/30	3.085%(S)	1 Day CLOIS(2)(S)/ 11.250%	$—	$(117,130)	$(117,130)
CLP	800,000	07/13/30	2.030%(S)	1 Day CLOIS(2)(S)/ 11.250%	—	(225,155)	(225,155)
CLP	7,540,000	02/06/33	5.200%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(1,403)	(1,403)
CLP	3,100,000	02/23/33	5.570%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(111,613)	(111,613)
CLP	818,000	02/27/33	5.550%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(27,931)	(27,931)
CLP	5,294,000	03/16/33	5.295%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(51,149)	(51,149)
CNH	78,000	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.400%	(27)	85,887	85,914
CNH	76,000	10/09/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.400%	(9)	80,778	80,787
CNH	98,660	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.400%	(98)	186,210	186,308
CNH	92,700	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.400%	—	55,607	55,607
CNH	330,000	02/05/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.400%	(41)	196,823	196,864
CNH	18,100	03/10/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.400%	(9)	(5,360)	(5,351)

See Notes to Financial Statements.

PGIM Global Total Return Fund    71

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	25,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.400%	$(2)	$(886)	$(884)
CNH	149,980	05/08/25	1.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.400%	(228)	(263,670)	(263,442)
CNH	80,785	06/01/25	1.973%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.400%	21	(116,869)	(116,890)
CNH	118,700	07/02/25	2.330%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.400%	(37)	(44,561)	(44,524)
CNH	161,860	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.400%	(93)	102,048	102,141
CNH	48,542	08/06/25	2.555%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.400%	(37)	17,530	17,567
CNH	129,600	09/01/25	2.735%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.400%	(79)	124,161	124,240
CNH	225,740	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.400%	326	101,199	100,873
CNH	200,000	12/09/25	2.855%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.400%	—	271,671	271,671
CNH	192,490	01/05/26	2.660%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.400%	(287)	112,295	112,582

See Notes to Financial Statements.

72

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	40,000	03/03/26	2.840%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.400%	$(68)	$52,014	$52,082
CNH	50,000	03/23/26	2.875%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.400%	—	71,407	71,407
CNH	345,920	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.400%	(740)	386,092	386,832
CNH	6,300	12/22/26	2.460%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.400%	—	(4,894)	(4,894)
CZK	875,720	01/28/24	1.938%(A)	6 Month PRIBOR(2)(S)/ 7.210%	—	(2,144,962)	(2,144,962)
DKK	13,600	05/04/25	0.825%(A)	6 Month CIBOR(2)(S)/ 3.670%	10	(115,652)	(115,662)
DKK	5,000	08/29/26	0.580%(A)	6 Month CIBOR(2)(S)/ 3.670%	13	(65,017)	(65,030)
DKK	1,300	10/21/26	0.673%(A)	6 Month CIBOR(2)(S)/ 3.670%	9	(16,193)	(16,202)
DKK	13,000	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)/ 3.670%	—	(153,646)	(153,646)
DKK	1,865	06/22/27	0.987%(A)	6 Month CIBOR(2)(S)/ 3.670%	—	(24,356)	(24,356)
EUR	447,550	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 3.645%	—	(16,888,433)	(16,888,433)
EUR	27,230	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 2.894%	(10,882)	(6,182,285)	(6,171,403)
EUR	6,400	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)/ 3.645%	143	(1,000,588)	(1,000,731)

See Notes to Financial Statements.

PGIM Global Total Return Fund    73

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	4,680	03/29/32	1.170%(A)	6 Month EURIBOR(2)(S)/ 3.645%	$1,325	$(729,409)	$(730,734)
EUR	4,150	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)/ 3.645%	(73,220)	(678,267)	(605,047)
EUR	7,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)/ 3.645%	(47,999)	(1,363,977)	(1,315,978)
EUR	3,050	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)/ 3.645%	—	(480,324)	(480,324)
EUR	19,945	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 3.645%	—	64,012	64,012
EUR	14,225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)/ 3.645%	(298,832)	(2,706,148)	(2,407,316)
EUR	14,280	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 3.645%	—	9,221	9,221
EUR	365	05/11/39	1.100%(A)	1 Day EuroSTR(2)(A)/ 2.894%	(2,902)	(89,073)	(86,171)
EUR	12,485	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 3.645%	—	2,129,118	2,129,118
EUR	12,485	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.265%	—	(2,221,385)	(2,221,385)
EUR	30,272	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 3.645%	—	5,016,141	5,016,141
EUR	30,272	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.265%	—	(5,243,346)	(5,243,346)
EUR	8,450	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 3.645%	—	(3,231,630)	(3,231,630)
EUR	17,040	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 3.645%	—	1,977,269	1,977,269

See Notes to Financial Statements.

74

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	17,040	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.265%	$—	$(2,086,319)	$(2,086,319)
EUR	1,235	07/04/42	1.001%(A)	6 Month EURIBOR(2)(S)/ 3.645%	(118,992)	(377,619)	(258,627)
EUR	15,130	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 3.645%	12,548	(71,268)	(83,816)
EUR	15,130	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.265%	(7,854)	81,260	89,114
EUR	14,270	03/09/46	0.425%(A)	6 Month EURIBOR(2)(S)/ 3.645%	—	(6,262,864)	(6,262,864)
EUR	2,000	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)/ 3.645%	172,895	(494,243)	(667,138)
GBP	86,340	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.179%	5,485,601	13,675,376	8,189,775
GBP	11,110	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 4.179%	1,143,915	2,240,963	1,097,048
GBP	6,355	05/08/32	1.150%(A)	1 Day SONIA(2)(A)/ 4.179%	(975,804)	(1,764,337)	(788,533)
GBP	7,500	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/ 4.179%	(2,441,997)	(2,606,178)	(164,181)
GBP	15,305	05/08/42	1.250%(A)	1 Day SONIA(2)(A)/ 4.179%	85,417	(6,384,375)	(6,469,792)
GBP	13,725	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 4.179%	2,411,654	(6,409,015)	(8,820,669)
GBP	3,440	05/08/49	1.250%(A)	1 Day SONIA(2)(A)/ 4.179%	672,436	(1,711,032)	(2,383,468)
GBP	3,540	09/03/50	0.328%(A)	1 Day SONIA(2)(A)/ 4.179%	(33)	(2,533,270)	(2,533,237)

See Notes to Financial Statements.

PGIM Global Total Return Fund    75

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	1,800	05/08/52	1.250%(A)	1 Day SONIA(2)(A)/ 4.179%	$(235,028)	$(977,347)	$(742,319)
HUF	500,000	03/31/31	2.460%(A)	6 Month BUBOR(2)(S)/ 15.820%	—	(485,842)	(485,842)
HUF	1,810,000	03/02/33	8.250%(A)	6 Month BUBOR(1)(S)/ 15.820%	—	(70,637)	(70,637)
HUF	761,000	03/08/33	8.250%(A)	6 Month BUBOR(1)(S)/ 15.820%	—	(32,595)	(32,595)
HUF	1,873,300	04/03/33	8.225%(A)	6 Month BUBOR(1)(S)/ 15.820%	—	(103,178)	(103,178)
ILS	40,440	04/16/28	0.928%(A)	3 Month TELBOR(2)(Q)/ 4.643%	(398)	(1,390,695)	(1,390,297)
JPY	3,276,010	12/20/24	0.126%(S)	1 Day TONAR(2)(S)/ (0.073)%	(8,225)	9,011	17,236
JPY	950,000	01/15/25	0.000%(S)	1 Day TONAR(2)(S)/ (0.073)%	554	(16,346)	(16,900)
JPY	9,000,000	03/02/26	0.029%(S)	1 Day TONAR(2)(S)/ (0.073)%	14	(310,431)	(310,445)
JPY	5,000,000	06/02/26	0.009%(S)	1 Day TONAR(2)(S)/ (0.073)%	33	(228,526)	(228,559)
JPY	2,000,000	01/04/27	(0.033)%(S)	1 Day TONAR(2)(S)/ (0.073)%	3,230	(148,473)	(151,703)
JPY	2,100,000	05/06/27	0.020%(S)	1 Day TONAR(2)(S)/ (0.073)%	48	(146,411)	(146,459)
JPY	7,080,000	07/08/28	(0.050)%(A)	1 Day TONAR(1)(A)/ (0.073)%	1,970,701	879,143	(1,091,558)
JPY	1,800,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)/ (0.073)%	64	(253,345)	(253,409)

See Notes to Financial Statements.

76

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	135,000	02/20/29	1.260%(S)	1 Day TONAR(2)(S)/ (0.073)%	$(3,637)	$52,911	$56,548
JPY	2,500,000	03/22/29	0.068%(S)	1 Day TONAR(2)(S)/ (0.073)%	(1,586)	(338,907)	(337,321)
JPY	50,000	04/02/29	1.288%(S)	1 Day TONAR(2)(S)/ (0.073)%	(839)	19,884	20,723
JPY	100,000	08/18/29	1.070%(S)	1 Day TONAR(2)(S)/ (0.073)%	(2,351)	31,681	34,032
JPY	100,000	08/28/29	1.043%(S)	1 Day TONAR(2)(S)/ (0.073)%	(2,021)	30,198	32,219
JPY	200,000	09/09/29	1.061%(S)	1 Day TONAR(2)(S)/ (0.073)%	(3,743)	61,886	65,629
JPY	655,000	09/29/29	1.064%(S)	1 Day TONAR(2)(S)/ (0.073)%	(9,569)	201,102	210,671
JPY	300,000	07/02/30	0.047%(S)	1 Day TONAR(2)(S)/ (0.073)%	(193)	(67,288)	(67,095)
JPY	200,000	04/01/31	0.319%(S)	1 Day TONAR(2)(S)/ (0.073)%	(826)	(23,398)	(22,572)
JPY	215,000	05/06/31	0.354%(S)	1 Day TONAR(2)(S)/ (0.073)%	(462)	(19,675)	(19,213)
JPY	150,000	07/07/31	0.071%(S)	1 Day TONAR(2)(S)/ (0.073)%	(213)	(41,742)	(41,529)
JPY	700,000	08/05/31	0.026%(S)	1 Day TONAR(2)(S)/ (0.073)%	44	(218,116)	(218,160)
JPY	256,500	08/15/31	0.223%(S)	1 Day TONAR(2)(S)/ (0.073)%	(1,229)	(49,239)	(48,010)
JPY	130,000	08/30/31	0.217%(S)	1 Day TONAR(2)(S)/ (0.073)%	(507)	(25,795)	(25,288)

See Notes to Financial Statements.

PGIM Global Total Return Fund    77

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	120,000	09/08/31	0.316%(S)	1 Day TONAR(2)(S)/ (0.073)%	$(657)	$(16,704)	$(16,047)
JPY	190,000	09/21/31	0.328%(S)	1 Day TONAR(2)(S)/ (0.073)%	(932)	(25,640)	(24,708)
JPY	350,000	10/14/31	0.270%(S)	1 Day TONAR(2)(S)/ (0.073)%	(996)	(61,177)	(60,181)
JPY	200,000	04/06/32	0.484%(S)	1 Day TONAR(2)(S)/ (0.073)%	(1,215)	(12,370)	(11,155)
JPY	159,520	04/07/32	0.491%(S)	1 Day TONAR(2)(S)/ (0.073)%	(969)	(9,145)	(8,176)
JPY	1,200,000	05/19/32	0.023%(S)	1 Day TONAR(2)(S)/ (0.073)%	(25)	(445,937)	(445,912)
JPY	800,000	05/29/32	0.016%(S)	1 Day TONAR(2)(S)/ (0.073)%	(3)	(302,932)	(302,929)
JPY	140,000	06/07/32	0.451%(S)	1 Day TONAR(2)(S)/ (0.073)%	—	(11,320)	(11,320)
JPY	71,000	09/21/32	0.463%(S)	1 Day TONAR(2)(S)/ (0.073)%	(511)	(6,802)	(6,291)
JPY	160,000	11/14/32	2.390%(S)	1 Day TONAR(2)(S)/ (0.073)%	—	208,301	208,301
JPY	900,000	01/04/38	0.757%(S)	1 Day TONAR(2)(S)/ (0.073)%	(22,957)	(66,524)	(43,567)
JPY	800,000	03/28/38	0.656%(S)	1 Day TONAR(2)(S)/ (0.073)%	(7,895)	(161,847)	(153,952)
JPY	675,000	04/06/38	0.655%(S)	1 Day TONAR(2)(S)/ (0.073)%	(5,902)	(138,943)	(133,041)
JPY	1,815,000	04/18/38	0.675%(S)	1 Day TONAR(2)(S)/ (0.073)%	(13,249)	(341,103)	(327,854)

See Notes to Financial Statements.

78

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	285,000	07/08/38	0.200%(A)	1 Day TONAR(1)(A)/ (0.073)%	$318,796	$180,058	$(138,738)
JPY	600,000	08/10/38	0.822%(S)	1 Day TONAR(2)(S)/ (0.073)%	(12,681)	(20,605)	(7,924)
JPY	2,430,385	12/03/38	0.600%(S)	1 Day TONAR(2)(S)/ (0.073)%	(1,269)	(695,111)	(693,842)
JPY	969,000	12/03/39	0.650%(S)	1 Day TONAR(2)(S)/ (0.073)%	(551)	(275,559)	(275,008)
JPY	166,000	05/09/43	0.820%(S)	1 Day TONAR(2)(S)/ (0.073)%	(850)	(37,407)	(36,557)
JPY	2,000,000	10/23/45	0.333%(S)	1 Day TONAR(2)(S)/ (0.073)%	(6,365)	(2,143,544)	(2,137,179)
JPY	775,000	04/12/46	0.496%(S)	1 Day TONAR(2)(S)/ (0.073)%	(4,726)	(654,850)	(650,124)
JPY	110,291	04/15/46	0.560%(S)	1 Day TONAR(2)(S)/ (0.073)%	(708)	(82,314)	(81,606)
JPY	26,000	10/04/47	0.942%(S)	1 Day TONAR(2)(S)/ (0.073)%	(351)	(4,696)	(4,345)
JPY	560,000	11/24/47	0.888%(S)	1 Day TONAR(2)(S)/ (0.073)%	(1,462)	(140,018)	(138,556)
JPY	500,000	05/29/50	0.186%(S)	1 Day TONAR(2)(S)/ (0.073)%	(159)	(781,916)	(781,757)
JPY	500,000	08/26/50	0.334%(S)	1 Day TONAR(2)(S)/ (0.073)%	(3,636)	(656,307)	(652,671)
JPY	1,000,000	12/16/50	0.338%(S)	1 Day TONAR(2)(S)/ (0.073)%	(12,513)	(1,313,788)	(1,301,275)
JPY	1,200,000	02/08/51	0.467%(S)	1 Day TONAR(2)(S)/ (0.073)%	(14,880)	(1,305,193)	(1,290,313)

See Notes to Financial Statements.

PGIM Global Total Return Fund    79

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	1,650,000	03/30/51	0.520%(S)	1 Day TONAR(2)(S)/ (0.073)%	$(12,857)	$(1,649,095)	$(1,636,238)
KRW	18,824,000	08/06/25	0.830%(Q)	3 Month KWCDC(2)(Q)/ 3.520%	(12)	(858,026)	(858,014)
KRW	19,850,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 3.520%	—	1,328	1,328
KRW	20,447,900	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)/ 3.520%	455,953	(865,281)	(1,321,234)
KRW	3,120,000	10/18/29	1.313%(Q)	3 Month KWCDC(2)(Q)/ 3.520%	9	(251,347)	(251,356)
KRW	11,000,000	02/05/30	1.319%(Q)	3 Month KWCDC(2)(Q)/ 3.520%	14	(956,096)	(956,110)
KRW	2,455,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)/ 3.520%	2	(240,298)	(240,300)
KRW	10,000,000	07/16/30	1.000%(Q)	3 Month KWCDC(2)(Q)/ 3.520%	(38)	(1,042,180)	(1,042,142)
KRW	5,000,000	01/05/31	1.258%(Q)	3 Month KWCDC(2)(Q)/ 3.520%	—	(489,581)	(489,581)
KRW	4,000,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.520%	—	(342,363)	(342,363)
NOK	36,000	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)/ 4.060%	—	(235,284)	(235,284)
NOK	48,000	10/07/29	1.660%(A)	6 Month NIBOR(2)(S)/ 4.060%	—	(413,099)	(413,099)
NZD	6,450	11/28/28	2.950%(S)	3 Month BBR(2)(Q)/ 5.560%	—	(242,257)	(242,257)
PLN	10,000	03/26/31	1.675%(A)	6 Month WIBOR(2)(S)/ 6.960%	—	(564,358)	(564,358)

See Notes to Financial Statements.

80

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SGD	17,215	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.785%	$99,411	$(1,930,716)	$(2,030,127)
THB	120,000	08/23/23	1.920%(Q)	1 Day THOR(2)(Q)/ 1.730%	—	2,201	2,201
THB	60,000	07/04/24	1.590%(Q)	1 Day THOR(2)(Q)/ 1.730%	—	(7,241)	(7,241)
THB	173,600	04/28/30	1.020%(Q)	1 Day THOR(2)(Q)/ 1.730%	—	(438,203)	(438,203)
THB	23,000	05/29/30	2.645%(Q)	1 Day THOR(2)(Q)/ 1.730%	(934)	14,213	15,147
THB	72,900	06/25/30	0.990%(Q)	1 Day THOR(2)(Q)/ 1.730%	—	(195,164)	(195,164)
THB	200,200	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)/ 1.730%	—	(522,320)	(522,320)
THB	115,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 1.730%	—	(288,926)	(288,926)
TWD	564,000	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.492%	—	(44,918)	(44,918)
TWD	255,000	02/24/33	1.415%(Q)	3 Month TAIBOR(1)(Q)/ 1.492%	—	(63,920)	(63,920)
	332,950	12/23/23	4.758%(T)	1 Day SOFR(2)(T)/ 4.810%	—	(525,808)	(525,808)
	324,340	01/06/24	4.892%(T)	1 Day SOFR(2)(T)/ 4.810%	—	(123,046)	(123,046)
	334,175	02/21/24	5.170%(T)	1 Day SOFR(2)(T)/ 4.810%	—	741,044	741,044
	180,200	03/08/25	4.919%(A)	1 Day SOFR(2)(A)/ 4.810%	—	2,449,562	2,449,562

See Notes to Financial Statements.

PGIM Global Total Return Fund    81

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
342,911	04/22/25	3.595%(T)	1 Day SOFR(1)(T)/4.810%	$(611,135)	$(961,592)	$(350,457)
13,000	04/26/33	3.070%(A)	1 Day SOFR(2)(A)/4.810%	—	47,080	47,080

				$7,039,961	$(79,174,436)	$(86,214,397)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
CNH	10,000	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	$24,335	$3	$24,332	CITI
CNH	5,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	(9,683)	—	(9,683)	SCB
CNH	30,000	11/02/31	2.700%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	(47,111)	—	(47,111)	SCB
ILS	4,200	06/27/23	3.730%(A)	3 Month TELBOR(2)(Q)/4.643%	29,641	—	29,641	CSI
JPY	35,000	12/14/32	1.575%(S)	6 Month JPY LIBOR(2)(S)/0.072%	24,885	—	24,885	HSBC
KRW	900,000	11/05/24	2.425%(Q)	3 Month KWCDC(2)(Q)/3.520%	(12,374)	—	(12,374)	CITI
KRW	1,485,000	10/28/26	1.520%(Q)	3 Month KWCDC(2)(Q)/3.520%	(62,275)	(7)	(62,268)	JPM
KRW	2,040,000	04/26/27	1.880%(Q)	3 Month KWCDC(2)(Q)/3.520%	(74,729)	—	(74,729)	MSI
KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KWCDC(2)(Q)/3.520%	(82,070)	—	(82,070)	CITI
KRW	520,000	01/27/31	1.870%(Q)	3 Month KWCDC(2)(Q)/3.520%	(33,994)	—	(33,994)	JPM

See Notes to Financial Statements.

82

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements (cont’d.):
MYR	16,000	08/19/23	3.445%(Q)	3 Month KLIBOR(2)(Q)/3.510%	$(2,236)	$—	$(2,236)	MSI
MYR	1,700	04/28/25	4.040%(Q)	3 Month KLIBOR(2)(Q)/3.510%	5,107	—	5,107	CITI
MYR	23,575	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)/3.510%	(109,204)	(260)	(108,944)	MSI
MYR	45,900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/3.510%	(263,749)	(527)	(263,222)	HSBC
MYR	3,160	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)/3.510%	134	(6)	140	MSI
MYR	11,700	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)/3.510%	(47,475)	17	(47,492)	MSI
MYR	17,800	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)/3.510%	(123,533)	9	(123,542)	MSI
SAR	49,500	04/26/33	4.495%(A)	3 Month SAIBOR(1)(Q)/5.665%	(64,399)	—	(64,399)	MSI
ZAR	40,930	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)/7.958%	(373,756)	—	(373,756)	CITI
ZAR	89,400	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)/7.958%	(723,113)	—	(723,113)	CITI
ZAR	38,700	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)/7.958%	394,185	—	394,185	CITI
ZAR	83,965	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)/7.958%	748,022	—	748,022	CITI

					$(803,392)	$(771)	$(802,621)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

PGIM Global Total Return Fund    83

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Reverse repurchase agreements:

During the reporting period ended April 30, 2023, PGIM Global Total Return Fund held reverse repurchase agreements the entire period with an average value of $7,646,905 and a daily weighted average interest rate of 2.37%. At April 30, 2023, PGIM Global Total Return Fund did not hold any reverse repurchase agreements.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$11,309,021	$(5,440,381)	$7,963,484	$(8,644,586)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$5,330,000	$26,971,998
JPS	20,772,000	16,235,259

Total	$26,102,000	$43,207,257

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Canada	$—	$1,687,439	$—
Cayman Islands	—	105,739,772	—
Ireland	—	196,577,525	—
Spain	—	1,248,643	3,402,550
United Kingdom	—	6,604,821	—
United States	—	46,691,293	—

See Notes to Financial Statements.

84

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Commercial Mortgage-Backed Securities
Canada	$—	$1,155,873	$—
United Kingdom	—	24,062,975	—
United States	—	211,279,482	—
Convertible Bond
Jamaica	—	27,324	—
Corporate Bonds
Australia	—	290,036	—
Belgium	—	11,361,840	—
Brazil	—	26,119,912	—
Bulgaria	—	13,056,395	—
Canada	—	23,997,196	—
China	—	18,326,145	—
Denmark	—	5,232,647	—
France	—	64,261,401	—
Germany	—	11,320,816	—
Hong Kong	—	9,843,420	—
Hungary	—	3,537,540	—
Iceland	—	5,385,517	—
India	—	14,748,807	—
Indonesia	—	11,487,455	—
Israel	—	18,981,856	—
Italy	—	9,379,363	—
Jamaica	—	8,575,070	—
Japan	—	7,727,977	—
Kazakhstan	—	9,047,624	—
Luxembourg	—	10,004,928	—
Malta	—	3,424,126	—
Mexico	—	43,562,063	—
Netherlands	—	18,944,630	—
Norway	—	2,335,647	—
Peru	—	674,980	—
Philippines	—	4,075,488	—
Poland	—	5,379,710	—
Qatar	—	1,605,904	—
Russia	—	19,141,346	—
Slovenia	—	13,361,177	—
South Africa	—	12,568,825	—
South Korea	—	20,131,122	—
Spain	—	23,782,408	—
Supranational Bank	—	18,035,057	2,024,898
Switzerland	—	23,590,311	—
Ukraine	—	246,054	—
United Arab Emirates	—	10,625,312	—
United Kingdom	—	87,220,774	—
United States	—	717,779,471	23,624,600

See Notes to Financial Statements.

PGIM Global Total Return Fund    85

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Floating Rate and Other Loans
Jamaica	$—	$391,009	$—
United Kingdom	—	27,252,355	—
United States	—	2,000,405	—
Municipal Bond
Puerto Rico	—	4,969,340	—
Residential Mortgage-Backed Securities
Spain	—	2,812,266	—
United States	—	129,920,584	4,225,912
Sovereign Bonds
Albania	—	1,042,535	—
Andorra	—	358,694	—
Argentina	—	2,313,075	—
Austria	—	1,890,905	—
Brazil	—	21,279,942	—
Bulgaria	—	7,735,595	—
Canada	—	1,166,315	—
Chile	—	3,261,782	—
China	—	55,717,346	—
Colombia	—	59,116,298	—
Cyprus	—	24,298,037	—
Denmark	—	3,415,155	—
Egypt	—	495,001	—
Finland	—	1,201,663	—
France	—	21,879,766	—
Germany	—	25,665	—
Greece	—	74,274,735	—
Hungary	—	4,512,127	—
Indonesia	—	44,165,930	—
Israel	—	5,025,993	—
Italy	—	151,088,394	—
Japan	—	2,543,928	—
Kazakhstan	—	7,479,022	—
Mexico	—	38,147,474	—
Montenegro	—	768,988	—
New Zealand	—	893,016	—
Panama	—	12,844,863	—
Peru	—	19,076,790	—
Philippines	—	28,290,458	—
Poland	—	862,537	—
Portugal	—	4,428,321	—
Romania	—	16,762,035	—
San Marino	—	291,710	—
Saudi Arabia	—	10,987,464	—
Serbia	—	27,569,854	—
Slovenia	—	86,334	—

See Notes to Financial Statements.

86

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
South Korea	$—	$3,241,761	$—
Spain	—	62,161,128	—
Sweden	—	1,216,651	—
Tunisia	—	308,344	—
Ukraine	—	14,435,919	—
United Kingdom	—	9,587,456	—
Uruguay	—	2,280,446	—
U.S. Government Agency Obligations	—	23,697,377	970,000
U.S. Treasury Obligations	—	9,971,729	—
Common Stocks
Spain	—	—	—**
United States	4,049,253	—	404,734
Preferred Stock
United States	116,680	—	—
Short-Term Investments
Affiliated Mutual Fund	84,965,032	—	—
Options Purchased	14,875	4,357,925	—

Total	$89,145,840	$2,858,147,939	$34,652,694

Liabilities
Options Written	$(26,250)	$(5,026,692)	$(1,133)

Other Financial Instruments*
Assets
Futures Contracts	$11,121,611	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	10,028,918	—
OTC Cross Currency Exchange Contracts	—	1,439,037	—
OTC Packaged Credit Default Swap Agreements	—	1,813,082	—
OTC Credit Default Swap Agreements	—	9,196,345	35,769
OTC Currency Swap Agreements	—	481,725	—
Centrally Cleared Inflation Swap Agreement	—	855,688	—
Centrally Cleared Interest Rate Swap Agreements	—	24,481,441	—
OTC Interest Rate Swap Agreements	—	1,226,309	—

Total	$11,121,611	$49,522,545	$35,769

Liabilities
Futures Contracts	$(28,275,736)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(19,567,728)	—
OTC Cross Currency Exchange Contracts	—	(2,042,712)	—
OTC Packaged Credit Default Swap Agreements	—	(1,915,885)	—
OTC Credit Default Swap Agreements	—	(3,497,477)	—
OTC Currency Swap Agreement	—	(122,629)	—
Centrally Cleared Inflation Swap Agreement	—	(1,726,445)	—

See Notes to Financial Statements.

PGIM Global Total Return Fund    87

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
Centrally Cleared Interest Rate Swap Agreements	$—	$(110,695,838)	$—
OTC Interest Rate Swap Agreements	—	(2,029,701)	—

Total	$(28,275,736)	$(141,598,415)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Spain	Corporate Bonds- Supranational Bank	Corporate Bonds- United States	Residential Mortgage-Backed Securities
Balance as of 10/31/22	$3,352,191	$—	$23,647,391	$5,623,505
Realized gain (loss)	(20,524)	—	—	—
Change in unrealized appreciation (depreciation)	398,165	166,835	(216,322)	28,259
Purchases/Exchanges/Issuances	—	—	—	—
Sales/Paydowns	(327,282)	—	—	(1,425,852)
Accrued discount/premium	—	4,337	(84,221)	—
Transfers into Level 3*	—	1,853,726	277,752	—
Transfers out of Level 3*	—	—	—	—

Balance as of 04/30/23	$3,402,550	$2,024,898	$23,624,600	$4,225,912

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$398,165	$166,835	$(216,322)	$28,259

	U.S. Government Agency Obligations	Common Stocks	Options Written	OTC Credit Default Swap Agreements
Balance as of 10/31/22	$—	$569,523	$(2,026)	$19,312
Realized gain (loss)	—	—	—	5,129
Change in unrealized appreciation (depreciation)	14,407	(59,754)	893	23,009
Purchases/Exchanges/Issuances	952,500	—	—	—
Sales/Paydowns	—	(105,035)	—	(12,231)
Accrued discount/premium	3,093	—	—	550
Transfers into Level 3*	—	—	—	—
Transfers out of Level 3*	—	—	—	—

Balance as of 04/30/23	$970,000	$404,734	$(1,133)	$35,769

See Notes to Financial Statements.

88

	U.S. Government Agency Obligations	Common Stocks	Options Written	OTC Credit Default Swap Agreements
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$14,407	$(59,754)	$195	$35,769

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of April 30, 2023	Valuation Approach	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities-Spain	$1	Market	Contingent Value	Contingent Value

Asset-Backed Securities-Spain	3,402,549	Market	Comparable Bond Transaction	Estimated Spread

Common Stocks	404,734	Market	Based/Broker Quote	Allocation Rate

	$3,807,284

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of April 30, 2023, the aggregate value of these securities and/or derivatives was $30,880,046. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2023 were as follows:

Sovereign Bonds	25.4%
Banks	13.5
Collateralized Loan Obligations	10.3
Commercial Mortgage-Backed Securities	8.0
Residential Mortgage-Backed Securities	4.8
Electric	4.4
Oil & Gas	3.8

Affiliated Mutual Fund (2.9% represents investments purchased with collateral from securities on loan)	2.9%
Real Estate Investment Trusts (REITs)	2.3
Telecommunications	2.2
Diversified Financial Services	1.9
Media	1.6
Retail	1.3

See Notes to Financial Statements.

PGIM Global Total Return Fund    89

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Industry Classification (continued):

Foods	1.2%
Pipelines	1.2
Commercial Services	1.0
Insurance	1.0
U.S. Government Agency Obligations	0.8
Entertainment	0.8
Chemicals	0.7
Home Builders	0.7
Auto Manufacturers	0.7
Multi-National	0.7
Internet	0.7
Real Estate	0.6
Healthcare-Products	0.5
Healthcare-Services	0.5
Transportation	0.5
Pharmaceuticals	0.5
Semiconductors	0.5
Automobiles	0.5
Other	0.4
Software	0.4
Beverages	0.4
Student Loans	0.4
Aerospace & Defense	0.4
Engineering & Construction	0.4
U.S. Treasury Obligations	0.3
Gas	0.3
Lodging	0.3
Agriculture	0.2
Office/Business Equipment	0.2

Credit Cards	0.2%
Consumer Loans	0.2
Auto Parts & Equipment	0.2
Coal	0.2
Municipal Bond	0.2
Airlines	0.2
Options Purchased	0.2
Oil, Gas & Consumable Fuels	0.2
Building Materials	0.1
Electronics	0.1
Mining	0.1
Home Equity Loans	0.1
Housewares	0.0	*
Packaging & Containers	0.0	*
Machinery-Diversified	0.0	*
Household Products/Wares	0.0	*
Gas Utilities	0.0	*
Forest Products & Paper	0.0	*
Hotels, Restaurants & Leisure	0.0	*

	101.2
Options Written	(0.2)
Liabilities in excess of other assets	(1.0)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2023 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

90

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Premiums paid for OTC swap agreements	$11,308,992		Premiums received for OTC swap agreements	$5,439,581
Credit contracts	—	—		Options written outstanding, at value	1,133
Credit contracts	Unrealized appreciation on OTC swap agreements	6,255,447		Unrealized depreciation on OTC swap agreements	6,493,024
Foreign exchange contracts	—	—		Due from/to broker-variation margin futures	10,217,268	*
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	1,439,037		Unrealized depreciation on OTC cross currency exchange contracts	2,042,712
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	10,028,918		Unrealized depreciation on OTC forward foreign currency exchange contracts	19,567,728
Interest rate contracts	Due from/to broker-variation margin futures	11,121,611	*	Due from/to broker-variation margin futures	18,058,468	*
Interest rate contracts	Due from/to broker-variation margin swaps	25,337,129	*	Due from/to broker-variation margin swaps	112,422,283	*
Interest rate contracts	Premiums paid for OTC swap agreements	29		Premiums received for OTC swap agreements	800
Interest rate contracts	Unaffiliated investments	4,372,800		Options written outstanding, at value	5,052,942
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,708,037		Unrealized depreciation on OTC swap agreements	2,151,562

		$71,572,000			$181,447,501

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Global Total Return Fund    91

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(1,683,203)
Equity contracts	—	—	—	—	1,779,107
Foreign exchange contracts	—	—	(9,171,010)	(9,879,104)	—
Interest rate contracts	6,260	(1,504)	872,905	—	(26,153,096)

Total	$6,260	$(1,504)	$(8,298,105)	$(9,879,104)	$(26,057,192)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$893	$—	$—	$658,514
Foreign exchange contracts	—	—	(543,521)	14,216,560	—
Interest rate contracts	(640,270)	427,869	11,671,330	—	23,423,349

Total	$(640,270)	$428,762	$11,127,809	$14,216,560	$24,081,863

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 1,151,428
Options Written (2)	296,467,397
Futures Contracts - Long Positions (2)	759,323,808
Futures Contracts - Short Positions (2)	1,182,575,589
Forward Foreign Currency Exchange Contracts - Purchased (3)	673,644,122
Forward Foreign Currency Exchange Contracts - Sold (3)	455,845,240
Cross Currency Exchange Contracts (4)	14,453,727
Interest Rate Swap Agreements (2)	2,902,797,319
Credit Default Swap Agreements - Buy Protection (2)	215,915,997
Credit Default Swap Agreements - Sell Protection (2)	473,197,409
Currency Swap Agreements (2)	13,018,197
Total Return Swap Agreements (2)	8,397,517

See Notes to Financial Statements.

92

Derivative Contract Type	Average Volume of Derivative Activities*
Inflation Swap Agreements (2)	$29,654,800

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2023.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$82,135,905	$(82,135,905)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$1,463,286	$(3,350,236)	$(1,886,950)	$1,886,950	$—

BNP	453,521	(290,992)	162,529	(103,764)	58,765

BNYM	—	(337,975)	(337,975)	337,975	—

BOA	2,547,913	(2,304,961)	242,952	(212,947)	30,005

CITI	4,850,506	(4,074,553)	775,953	(180,000)	595,953

CSI	29,641	—	29,641	(29,641)	—

DB	6,249,411	(6,589,480)	(340,069)	340,069	—

GSI	3,784,904	(4,408,721)	(623,817)	623,817	—

HSBC	8,798,320	(7,391,317)	1,407,003	(1,407,003)	—

JPM	2,341,691	(1,601,804)	739,887	(739,887)	—

MSI	4,427,506	(9,997,693)	(5,570,187)	4,610,693	(959,494)

SCB	58,380	(350,329)	(291,949)	291,949	—

SSB	20,199	(15,966)	4,233	(4,233)	—

TD	56,483	—	56,483	—	56,483
UAG	16,624	(9,205)	7,419	—	7,419

	$35,098,385	$(40,723,232)	$(5,624,847)	$5,413,978	$(210,869)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Global Total Return Fund    93

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

94

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2023

Assets

Investments at value, including securities on loan of $82,135,905:
Unaffiliated investments (cost $3,451,798,972)	$2,896,981,441
Affiliated investments (cost $84,936,044)	84,965,032
Cash segregated for counterparty - OTC	5,838,811
Dividends and interest receivable	31,501,547
Deposit with broker for centrally cleared/exchange-traded derivatives	26,102,000
Receivable for investments sold	15,382,921
Premiums paid for OTC swap agreements	11,309,021
Unrealized appreciation on OTC forward foreign currency exchange contracts	10,028,918
Unrealized appreciation on OTC swap agreements	7,963,484
Receivable for Fund shares sold	5,188,509
Due from broker—variation margin swaps	2,987,655
Unrealized appreciation on OTC cross currency exchange contracts	1,439,037
Tax reclaim receivable	26,765
Prepaid expenses and other assets	1,022,728

Total Assets	3,100,737,869

Liabilities

Payable to broker for collateral for securities on loan	84,633,904
Unrealized depreciation on OTC forward foreign currency exchange contracts	19,567,728
Payable for Fund shares purchased	9,105,445
Unrealized depreciation on OTC swap agreements	8,644,586
Payable to custodian	6,367,239
Premiums received for OTC swap agreements	5,440,381
Options written outstanding, at value (premiums received $1,445,440)	5,054,075
Due to broker—variation margin futures	4,416,300
Loan payable	2,852,000
Unrealized depreciation on OTC cross currency exchange contracts	2,042,712
Payable for investments purchased	1,656,762
Accrued expenses and other liabilities	1,246,721
Management fee payable	1,152,368
Dividends payable	469,206
Distribution fee payable	54,008
Affiliated transfer agent fee payable	22,840
Directors’ fees payable	4,434

Total Liabilities	152,730,709

Net Assets	$2,948,007,160

Net assets were comprised of:
Common stock, at par	$5,755,419
Paid-in capital in excess of par	4,299,840,580
Total distributable earnings (loss)	(1,357,588,839)

Net assets, April 30, 2023	$2,948,007,160

See Notes to Financial Statements.

PGIM Global Total Return Fund    95

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2023

Class A
Net asset value and redemption price per share,
($183,870,845 ÷ 36,206,796 shares of common stock issued and outstanding)	$5.08
Maximum sales charge (3.25% of offering price)	0.17

Maximum offering price to public	$5.25

Class C
Net asset value, offering price and redemption price per share,
($18,167,707 ÷ 3,584,427 shares of common stock issued and outstanding)	$5.07

Class Z
Net asset value, offering price and redemption price per share,
($1,105,728,505 ÷ 216,554,705 shares of common stock issued and outstanding)	$5.11

Class R2
Net asset value, offering price and redemption price per share,
($4,841,701 ÷ 941,812 shares of common stock issued and outstanding)	$5.14

Class R4
Net asset value, offering price and redemption price per share,
($12,628,274 ÷ 2,454,214 shares of common stock issued and outstanding)	$5.15

Class R6
Net asset value, offering price and redemption price per share,
($1,622,770,128 ÷ 315,799,896 shares of common stock issued and outstanding)	$5.14

See Notes to Financial Statements.

96

Statement of Operations  (unaudited)

Six Months Ended April 30, 2023

Net Investment Income (Loss)

Income
Interest income	$65,508,922
Unaffiliated dividend income	341,285
Income from securities lending, net (including affiliated income of $177,661)	177,937
Affiliated dividend income	49,926

Total income	66,078,070

Expenses
Management fee	7,823,153
Distribution fee(a)	333,604
Shareholder servicing fees(a)	8,588
Transfer agent’s fees and expenses (including affiliated expense of $89,652)(a)	1,186,037
Custodian and accounting fees	207,689
Shareholders’ reports	173,184
Registration fees(a)	80,101
Audit fee	33,373
Directors’ fees	30,218
Professional fees	22,546
Miscellaneous	347,821

Total expenses	10,246,314
Less: Fee waiver and/or expense reimbursement(a)	(501,978)

Net expenses	9,744,336

Net investment income (loss)	56,333,734

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $22,575)	(100,382,878)
Futures transactions	(8,298,105)
Forward and cross currency contract transactions	(9,879,104)
Options written transactions	(1,504)
Swap agreement transactions	(26,057,192)
Foreign currency transactions	(53,870,209)

(198,488,992)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $16,198)	434,310,490
Futures	11,127,809
Forward and cross currency contracts	14,216,560
Options written	428,762
Swap agreements	24,081,863
Foreign currencies	2,045,188

486,210,672

Net gain (loss) on investment and foreign currency transactions	287,721,680

Net Increase (Decrease) In Net Assets Resulting From Operations	$344,055,414

See Notes to Financial Statements.
PGIM Global Total Return Fund    97

Statement of Operations  (unaudited)

Six Months Ended April 30, 2023

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R2	Class R4	Class R6
Distribution fee	233,257	94,492	—	5,855	—	—
Shareholder servicing fees	—	—	—	2,342	6,246	—
Transfer agent’s fees and expenses	167,512	13,643	925,505	6,195	11,003	62,179
Registration fees	13,738	8,313	25,159	4,829	4,339	23,723
Fee waiver and/or expense reimbursement	(93,420)	(13,052)	(385,844)	(6,469)	(3,193)	—

See Notes to Financial Statements.

98

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2023	Year Ended October 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$56,333,734	$121,405,667
Net realized gain (loss) on investment and foreign currency transactions	(198,488,992)	(395,489,590)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	486,210,672	(1,203,023,686)

Net increase (decrease) in net assets resulting from operations	344,055,414	(1,477,107,609)

Dividends and Distributions
Distributions from distributable earnings
Class A	(3,604,409)	(1,884,548)
Class C	(294,092)	(174,602)
Class Z	(24,665,232)	(16,129,577)
Class R2	(85,716)	(43,177)
Class R4	(244,257)	(102,780)
Class R6	(36,555,672)	(18,672,780)

	(65,449,378)	(37,007,464)

Tax return of capital distributions
Class A	—	(8,092,166)
Class C	—	(749,735)
Class Z	—	(69,259,710)
Class R2	—	(185,403)
Class R4	—	(441,331)
Class R6	—	(80,180,115)

	—	(158,908,460)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	455,610,363	1,390,121,445
Net asset value of shares issued in reinvestment of dividends and distributions	62,451,426	187,460,081
Cost of shares purchased	(1,183,612,849)	(2,647,557,772)

Net increase (decrease) in net assets from Fund share transactions	(665,551,060)	(1,069,976,246)

Total increase (decrease)	(386,945,024)	(2,742,999,779)

Net Assets:

Beginning of period	3,334,952,184	6,077,951,963

End of period	$2,948,007,160	$3,334,952,184

See Notes to Financial Statements.

PGIM Global Total Return Fund    99

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.67		$6.67	$6.96	$7.07	$6.36	$6.75
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.13	0.11	0.13	0.16	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.43		(1.91)	(0.17)	0.16	0.78	(0.31)
Total from investment operations	0.51		(1.78)	(0.06)	0.29	0.94	(0.17)
Less Dividends and Distributions:
Dividends from net investment income*	(0.10)		(0.03)	(0.23)	(0.23)	(0.23)	(0.22)
Tax return of capital distributions	-		(0.19)	-	-	-	-
Distributions from net realized gains	-		-	-	(0.17)	-	-
Total dividends and distributions	(0.10)		(0.22)	(0.23)	(0.40)	(0.23)	(0.22)
Net asset value, end of period	$5.08		$4.67	$6.67	$6.96	$7.07	$6.36
Total Return(b):	10.87%		(27.22)%	(0.97)%	4.35%	15.05%	(2.65)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$183,871		$185,414	$337,257	$326,416	$216,708	$184,064
Average net assets (000)	$188,152		$257,676	$344,592	$285,380	$188,633	$187,975
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.89	%(d)(e)	0.88%	0.88%	0.88%	0.88%	0.88%
Expenses before waivers and/or expense reimbursement	0.99	%(d)(e)	0.93%	0.91%	0.96%	1.02%	1.02%
Net investment income (loss)	3.29	%(d)	2.29%	1.58%	1.94%	2.40%	2.11%
Portfolio turnover rate(f)	3%		13%	23%	20%	37%	40%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the six months ended April 30, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

100

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.66		$6.66	$6.95	$7.06	$6.35	$6.73
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.09	0.06	0.08	0.11	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.43		(1.90)	(0.17)	0.16	0.78	(0.30)
Total from investment operations	0.49		(1.81)	(0.11)	0.24	0.89	(0.21)
Less Dividends and Distributions:
Dividends from net investment income*	(0.08)		-	(0.18)	(0.18)	(0.18)	(0.17)
Tax return of capital distributions	-		(0.19)	-	-	-	-
Distributions from net realized gains	-		-	-	(0.17)	-	-
Total dividends and distributions	(0.08)		(0.19)	(0.18)	(0.35)	(0.18)	(0.17)
Net asset value, end of period	$5.07		$4.66	$6.66	$6.95	$7.06	$6.35
Total Return(b):	10.48%		(27.82)%	(1.72)%	3.57%	14.21%	(3.24)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,168		$19,422	$42,012	$46,157	$37,486	$34,889
Average net assets (000)	$19,055		$29,474	$45,988	$42,925	$34,321	$36,335
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.64	%(d)(e)	1.63%	1.63%	1.63%	1.63%	1.63%
Expenses before waivers and/or expense reimbursement	1.78	%(d)(e)	1.69%	1.66%	1.68%	1.69%	1.73%
Net investment income (loss)	2.54	%(d)	1.51%	0.83%	1.20%	1.65%	1.37%
Portfolio turnover rate(f)	3%		13%	23%	20%	37%	40%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the six months ended April 30, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund    101

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.69		$6.71	$7.00	$7.11	$6.40	$6.78
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.15	0.13	0.15	0.18	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.43		(1.94)	(0.17)	0.16	0.78	(0.31)
Total from investment operations	0.52		(1.79)	(0.04)	0.31	0.96	(0.15)
Less Dividends and Distributions:
Dividends from net investment income*	(0.10)		(0.04)	(0.25)	(0.25)	(0.25)	(0.23)
Tax return of capital distributions	-		(0.19)	-	-	-	-
Distributions from net realized gains	-		-	-	(0.17)	-	-
Total dividends and distributions	(0.10)		(0.23)	(0.25)	(0.42)	(0.25)	(0.23)
Net asset value, end of period	$5.11		$4.69	$6.71	$7.00	$7.11	$6.40
Total Return(b):	11.19%		(27.16)%	(0.70)%	4.61%	15.25%	(2.25)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,105,729		$1,303,382	$2,907,890	$2,264,938	$1,254,507	$765,708
Average net assets (000)	$1,209,765		$2,068,163	$2,809,784	$1,726,788	$888,961	$648,173
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.64	%(d)(e)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses before waivers and/or expense reimbursement	0.70	%(d)(e)	0.65%	0.65%	0.68%	0.68%	0.71%
Net investment income (loss)	3.54	%(d)	2.51%	1.82%	2.18%	2.61%	2.39%
Portfolio turnover rate(f)	3%		13%	23%	20%	37%	40%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the six months ended April 30, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

102

Class R2 Shares
	Six Months Ended April 30,		Year Ended October 31,				December 27, 2017(a) through October 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$4.72		$6.76	$7.05	$7.16	$6.44	$6.90
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.12	0.10	0.11	0.15	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.43		(1.95)	(0.17)	0.17	0.79	(0.38)
Total from investment operations	0.51		(1.83)	(0.07)	0.28	0.94	(0.29)
Less Dividends and Distributions:
Dividends from net investment income*	(0.09)		(0.02)	(0.22)	(0.22)	(0.22)	(0.17)
Tax return of capital distributions	-		(0.19)	-	-	-	-
Distributions from net realized gains	-		-	-	(0.17)	-	-
Total dividends and distributions	(0.09)		(0.21)	(0.22)	(0.39)	(0.22)	(0.17)
Net asset value, end of period	$5.14		$4.72	$6.76	$7.05	$7.16	$6.44
Total Return(c):	10.88%		(27.57)%	(1.12)%	4.13%	14.81%	(4.24)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,842		$4,350	$9,324	$18,443	$185	$10
Average net assets (000)	$4,723		$6,242	$14,831	$9,990	$78	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.09	%(e)(f)	1.08%	1.08%	1.08%	1.08%	1.08	%(e)
Expenses before waivers and/or expense reimbursement	1.37	%(e)(f)	1.29%	1.13%	1.25%	19.82%	236.32	%(e)
Net investment income (loss)	3.08	%(e)	2.08%	1.38%	1.62%	2.11%	1.67	%(e)
Portfolio turnover rate(g)	3%		13%	23%	20%	37%	40%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the six months ended April 30, 2023.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund    103

Financial Highlights  (unaudited) (continued)

Class R4 Shares
	Six Months Ended April 30,		Year Ended October 31,				December 27, 2017(a) through October 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$4.73		$6.76	$7.05	$7.16	$6.45	$6.90
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.14	0.11	0.13	0.16	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.44		(1.95)	(0.17)	0.17	0.79	(0.38)
Total from investment operations	0.52		(1.81)	(0.06)	0.30	0.95	(0.26)
Less Dividends and Distributions:
Dividends from net investment income*	(0.10)		(0.03)	(0.23)	(0.24)	(0.24)	(0.19)
Tax return of capital distributions	-		(0.19)	-	-	-	-
Distributions from net realized gains	-		-	-	(0.17)	-	-
Total dividends and distributions	(0.10)		(0.22)	(0.23)	(0.41)	(0.24)	(0.19)
Net asset value, end of period	$5.15		$4.73	$6.76	$7.05	$7.16	$6.45
Total Return(c):	11.00%		(27.24)%	(0.87)%	4.39%	14.92%	(3.88)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,628		$12,251	$14,654	$8,932	$1,453	$127
Average net assets (000)	$12,595		$14,017	$12,787	$5,178	$804	$33
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.84	%(e)(f)	0.83%	0.83%	0.83%	0.83%	0.83	%(e)
Expenses before waivers and/or expense reimbursement	0.89	%(e)(f)	0.86%	0.87%	1.13%	2.63%	70.94	%(e)
Net investment income (loss)	3.33	%(e)	2.40%	1.63%	1.91%	2.34%	2.23	%(e)
Portfolio turnover rate(g)	3%		13%	23%	20%	37%	40%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the six months ended April 30, 2023.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

104

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.72		$6.75	$7.04	$7.16	$6.44	$6.82
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.15	0.14	0.16	0.18	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.44		(1.94)	(0.17)	0.15	0.80	(0.30)
Total from investment operations	0.53		(1.79)	(0.03)	0.31	0.98	(0.14)
Less Dividends and Distributions:
Dividends from net investment income*	(0.11)		(0.05)	(0.26)	(0.26)	(0.26)	(0.24)
Tax return of capital distributions	-		(0.19)	-	-	-	-
Distributions from net realized gains	-		-	-	(0.17)	-	-
Total dividends and distributions	(0.11)		(0.24)	(0.26)	(0.43)	(0.26)	(0.24)
Net asset value, end of period	$5.14		$4.72	$6.75	$7.04	$7.16	$6.44
Total Return(b):	11.17%		(27.06)%	(0.58)%	4.69%	15.25%	(2.19)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,622,770		$1,810,132	$2,766,815	$1,787,693	$1,139,781	$761,927
Average net assets (000)	$1,756,632		$2,351,483	$2,396,559	$1,513,154	$925,868	$636,670
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.56	%(d)	0.53%	0.52%	0.55%	0.56%	0.58%
Expenses before waivers and/or expense reimbursement	0.56	%(d)	0.53%	0.52%	0.55%	0.56%	0.58%
Net investment income (loss)	3.62	%(d)	2.66%	1.93%	2.27%	2.67%	2.39%
Portfolio turnover rate(e)	3%		13%	23%	20%	37%	40%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund    105

Notes to Financial Statements   (unaudited)

1.	Organization

Prudential Global Total Return Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Global Total Return Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek total return, made up of current income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

106

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

PGIM Global Total Return Fund    107

Notes to Financial Statements   (unaudited) (continued)

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

108

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

PGIM Global Total Return Fund    109

Notes to Financial Statements   (unaudited) (continued)

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date.

110

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed

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Notes to Financial Statements   (unaudited) (continued)

rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and

112

represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Reverse Repurchase Agreements: The Fund enters reverse repurchase agreements with qualified third-party broker-dealers in which the Fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. The Fund receives securities and/or cash as collateral with a market value in-excess of the repurchase price to be paid by the Fund upon the maturity of the

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Notes to Financial Statements   (unaudited) (continued)

transaction. During the term of the agreement, the Fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Due to the short-term nature of reverse repurchase agreements, face value approximates fair value. Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities. Interest payments made by the Fund to the counterparties are recorded as a component of interest expense in the Statement of Operations.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

114

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded

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Notes to Financial Statements   (unaudited) (continued)

as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and

116

waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM, Inc. has entered into a sub-subadvisory agreement with PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

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Notes to Financial Statements   (unaudited) (continued)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.50% on average daily net assets up to $2 billion;	0.49%
0.485% of average daily net assets over $ 2 billion.

The Manager has contractually agreed, through February 29, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	0.88%
C	1.63
Z	0.63
R2	1.08
R4	0.83
R6	0.58

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

118

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
A	0.25%	0.25%	N/A%
C	1.00	1.00	N/A
Z	N/A	N/A	N/A
R2	0.25	0.25	0.10
R4	N/A	N/A	0.10
R6	N/A	N/A	N/A

For the reporting period ended April 30, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$44,832	$489
C	—	611

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund

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Notes to Financial Statements   (unaudited) (continued)

and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$62,469,534	$736,788,493

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$ 94,845,474	$ 94,845,474	$ —	$ —	$ —	—	$ 49,926

PGIM Institutional Money Market Fund(1)(b)(wi)
123,119,971	196,413,129	234,606,841	16,198	22,575	84,965,032	85,016,041	177,661	(2)
$123,119,971	$291,258,603	$329,452,315	$16,198	$22,575	$84,965,032		$227,587

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

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6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$3,594,690,366	$77,969,278	$(804,961,472)	$(726,992,194)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2022 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$407,901,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

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Notes to Financial Statements   (unaudited) (continued)

The RIC is authorized to issue 18,075,000,000 shares of common stock, $0.01 par value per share, 16,575,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	900,000,000
B	50,000,000
C	300,000,000
Z	8,000,000,000
T	125,000,000
R2	100,000,000
R4	100,000,000
R6	7,000,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	3	52.9

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2023:
Shares sold	1,901,665	$9,586,803
Shares issued in reinvestment of dividends and distributions	677,462	3,405,872
Shares purchased	(5,849,951)	(29,157,998)
Net increase (decrease) in shares outstanding before conversion	(3,270,824)	(16,165,323)
Shares issued upon conversion from other share class(es)	584,978	2,904,500
Shares purchased upon conversion into other share class(es)	(832,195)	(4,152,010)
Net increase (decrease) in shares outstanding	(3,518,041)	$(17,412,833)

122

Share Class	Shares	Amount

Year ended October 31, 2022:
Shares sold	5,662,013	$33,565,516
Shares issued in reinvestment of dividends and distributions	1,640,896	9,336,907
Shares purchased	(18,400,439)	(105,289,993)
Net increase (decrease) in shares outstanding before conversion	(11,097,530)	(62,387,570)
Shares issued upon conversion from other share class(es)	1,095,732	6,164,308
Shares purchased upon conversion into other share class(es)	(806,242)	(4,638,386)
Net increase (decrease) in shares outstanding	(10,808,040)	$(60,861,648)

Class C
Six months ended April 30, 2023:
Shares sold	360,734	$1,790,388
Shares issued in reinvestment of dividends and distributions	55,197	276,911
Shares purchased	(824,732)	(4,102,902)
Net increase (decrease) in shares outstanding before conversion	(408,801)	(2,035,603)
Shares purchased upon conversion into other share class(es)	(176,115)	(883,650)
Net increase (decrease) in shares outstanding	(584,916)	$(2,919,253)

Year ended October 31, 2022:
Shares sold	485,420	$2,719,675
Shares issued in reinvestment of dividends and distributions	150,903	865,125
Shares purchased	(2,392,336)	(13,711,545)
Net increase (decrease) in shares outstanding before conversion	(1,756,013)	(10,126,745)
Shares purchased upon conversion into other share class(es)	(381,924)	(2,146,526)
Net increase (decrease) in shares outstanding	(2,137,937)	$(12,273,271)

Class Z
Six months ended April 30, 2023:
Shares sold	40,825,622	$206,667,536
Shares issued in reinvestment of dividends and distributions	4,604,806	23,262,816
Shares purchased	(107,078,204)	(538,967,482)
Net increase (decrease) in shares outstanding before conversion	(61,647,776)	(309,037,130)
Shares issued upon conversion from other share class(es)	923,823	4,640,771
Shares purchased upon conversion into other share class(es)	(466,776)	(2,320,763)
Net increase (decrease) in shares outstanding	(61,190,729)	$(306,717,122)

Year ended October 31, 2022:
Shares sold	119,435,727	$704,572,056
Shares issued in reinvestment of dividends and distributions	13,876,384	79,920,248
Shares purchased	(285,801,898)	(1,644,229,227)
Net increase (decrease) in shares outstanding before conversion	(152,489,787)	(859,736,923)
Shares issued upon conversion from other share class(es)	1,446,413	8,643,019
Shares purchased upon conversion into other share class(es)	(4,560,430)	(26,397,564)
Net increase (decrease) in shares outstanding	(155,603,804)	$(877,491,468)

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Notes to Financial Statements   (unaudited) (continued)

Share Class	Shares	Amount

Class R2
Six months ended April 30, 2023:
Shares sold	76,126	$386,209
Shares issued in reinvestment of dividends and distributions	16,801	85,493
Shares purchased	(71,850)	(365,383)
Net increase (decrease) in shares outstanding	21,077	$106,319

Year ended October 31, 2022:
Shares sold	211,199	$1,244,101
Shares issued in reinvestment of dividends and distributions	39,230	226,544
Shares purchased	(709,823)	(4,205,815)
Net increase (decrease) in shares outstanding before conversion	(459,394)	(2,735,170)
Shares issued upon conversion from other share class(es)	1,024	6,890
Shares purchased upon conversion into other share class(es)	(1,050)	(5,564)
Net increase (decrease) in shares outstanding	(459,420)	$(2,733,844)

Class R4
Six months ended April 30, 2023:
Shares sold	279,672	$1,413,702
Shares issued in reinvestment of dividends and distributions	30,899	157,396
Shares purchased	(447,004)	(2,242,394)
Net increase (decrease) in shares outstanding	(136,433)	$(671,296)

Year ended October 31, 2022:
Shares sold	933,545	$5,483,827
Shares issued in reinvestment of dividends and distributions	64,362	364,931
Shares purchased	(574,471)	(3,243,341)
Net increase (decrease) in shares outstanding	423,436	$2,605,417

Class R6
Six months ended April 30, 2023:
Shares sold	46,083,499	$235,765,725
Shares issued in reinvestment of dividends and distributions	6,935,528	35,262,938
Shares purchased	(120,457,446)	(608,776,690)
Net increase (decrease) in shares outstanding before conversion	(67,438,419)	(337,748,027)
Shares issued upon conversion from other share class(es)	97,477	494,087
Shares purchased upon conversion into other share class(es)	(133,851)	(682,935)
Net increase (decrease) in shares outstanding	(67,474,793)	$(337,936,875)

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Share Class	Shares	Amount

Year ended October 31, 2022:
Shares sold	108,033,044	$642,536,270
Shares issued in reinvestment of dividends and distributions	16,892,556	96,746,326
Shares purchased	(154,558,538)	(876,877,851)
Net increase (decrease) in shares outstanding before conversion	(29,632,938)	(137,595,255)
Shares issued upon conversion from other share class(es)	3,864,792	22,565,057
Shares purchased upon conversion into other share class(es)	(680,308)	(4,191,234)
Net increase (decrease) in shares outstanding	(26,448,454)	$(119,221,432)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 – 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2023. The average daily balance for the 81 days that the Fund had loans outstanding during the period was approximately $12,978,654, borrowed at a weighted average interest rate of 5.34%. The maximum loan outstanding amount during the period was $49,149,000. At April 30, 2023, the Fund had an outstanding loan balance of $2,852,000.

PGIM Global Total Return Fund    125

Notes to Financial Statements   (unaudited) (continued)

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party

126

will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s

PGIM Global Total Return Fund    127

Notes to Financial Statements   (unaudited) (continued)

performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

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Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value

PGIM Global Total Return Fund    129

Notes to Financial Statements   (unaudited) (continued)

and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Reference Rate Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value.

The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published after December 31, 2021. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on the Secured Overnight Financing Rate that will replace LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations.

130

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. Government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10.	Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

PGIM Global Total Return Fund    131

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

Visit our website at pgim.com/investments

⬛ MAIL 655 Broad Street Newark, NJ 07102	⬛ TELEPHONE (800) 225-1852	⬛ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Drew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

SUB-SUBADVISER	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Global Total Return Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GLOBAL TOTAL RETURN FUND

SHARE CLASS	A	C	Z	R2	R4	R6

NASDAQ	GTRAX	PCTRX	PZTRX	PGTOX	PGTSX	PGTQX

CUSIP	74439A103	74439A301	74439A400	74439A863	74439A855	74439A509

MF169E2

PGIM GLOBAL TOTAL RETURN (USD HEDGED) FUND

SEMIANNUAL REPORT

APRIL 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2    Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Global Total Return (USD Hedged) Fund informative and useful. The report covers performance for the six-month period ended April 30, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President
PGIM Global Total Return (USD Hedged) Fund
June 15, 2023

PGIM Global Total Return (USD Hedged) Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/23	Average Annual Total Returns as of 4/30/23
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class A	6.75	-4.41	-0.03	-0.19 (12/12/2017)

Class C	6.23	-2.89	-0.14	-0.34 (12/12/2017)

Class Z	6.76	-1.07	0.86	0.65 (12/12/2017)

Class R6	6.91	-0.90	0.94	0.73 (12/12/2017)

Bloomberg Global Aggregate (USD Hedged) Index

	4.82	-0.69	1.13	1.00

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1)fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

Bloomberg Global Aggregate (USD Hedged) Index—The Bloomberg Global Aggregate (USD Hedged) Index is an unmanaged index which tracks the performance of global investment-grade fixed income markets, including Treasury, government-related, corporate, and securitized fixed rate bonds from both developed and emerging market issuers. The index includes hedge financial instruments to reduce any gains or losses that could be attributed to non-U.S. dollar exposure.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Global Total Return (USD Hedged) Fund    5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/23 (%)

AAA	24.3

AA	8.3

A	17.1

BBB	26.9

BB	11.8

B	3.5

CCC	0.8

Not Rated	1.7

Cash/Cash Equivalents	5.6

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 4/30/23

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.22	5.14	2.95

Class C	0.19	4.56	-9.15

Class Z	0.23	5.57	5.25

Class R6	0.23	5.59	5.37

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Global Total Return (USD Hedged) Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Global Total Return (USD Hedged) Fund		Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,067.50	0.89%	$4.56

	Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46

Class C	Actual	$1,000.00	$1,062.30	1.64%	$8.39

	Hypothetical	$1,000.00	$1,016.66	1.64%	$8.20

Class Z	Actual	$1,000.00	$1,067.60	0.64%	$3.28

	Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21

Class R6	Actual	$1,000.00	$1,069.10	0.59%	$3.03

	Hypothetical	$1,000.00	$1,021.87	0.59%	$2.96

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8    Visit our website at pgim.com/investments

Schedule of Investments   (unaudited)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 95.1%

ASSET-BACKED SECURITIES 17.6%

Cayman Islands 13.0%

AIG CLO Ltd.,
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.355%(c)	10/25/33	500	$493,684
Atlas Static Senior Loan Fund Ltd.,
Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)	7.586(c)	07/15/30	458	459,045
Bain Capital Credit CLO Ltd.,
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)	6.233(c)	04/23/31	250	247,032
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	6.421(c)	10/21/34	500	488,531
Balboa Bay Loan Funding Ltd.,
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.370(c)	01/20/32	1,000	985,254
Broad River BSL Funding CLO Ltd.,
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	6.420(c)	07/20/34	750	735,015
Carlyle CLO Ltd.,
Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	6.329(c)	04/30/31	250	247,647
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	6.230(c)	04/17/31	249	246,131
CIFC Funding Ltd.,
Series 2014-02RA, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	6.323(c)	04/24/30	458	453,811
Greenwood Park CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	6.270(c)	04/15/31	250	247,433
Greywolf CLO Ltd.,
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)	6.358(c)	04/26/31	750	742,283
Jamestown CLO Ltd.,
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.450(c)	10/20/34	250	244,802
Madison Park Funding Ltd.,
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.276(c)	10/15/32	750	743,885
MidOcean Credit CLO,
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	6.565(c)	02/20/31	250	243,384

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    9

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Cayman Islands (cont’d.)

Oaktree CLO Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	6.383%(c)	04/22/30		900	$886,515
OZLM Ltd.,
Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	7.010(c)	04/17/31		250	244,778
Palmer Square CLO Ltd.,
Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	6.045(c)	05/21/34		750	736,640
TCW CLO Ltd.,
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	6.479(c)	10/29/34		250	244,899
Series 2020-01A, Class A1RR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	6.410(c)	04/20/34		750	732,128
Telos CLO Ltd.,
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	6.500(c)	01/17/30		185	183,064
Trimaran Cavu Ltd.,
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	6.483(c)	04/23/32		500	493,229
Voya CLO Ltd.,
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.299(c)	04/25/31		250	246,380
Wellfleet CLO Ltd.,
Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	6.500(c)	01/20/32		750	739,907
Wind River CLO Ltd.,
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	6.470(c)	10/15/34		250	245,213

					11,330,690

Ireland 1.8%

Ares European CLO DAC,
Series 11A, Class B2R, 144A	1.950	04/15/32	EUR	500	477,001
Armada Euro CLO DAC,
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	248	259,157

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (Continued)

Ireland (cont’d.)

Carlyle Euro CLO DAC,
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	4.167%(c)	10/15/35	EUR	300		$319,616
Carlyle Global Market Strategies Euro CLO Ltd.,
Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.404(c)	11/15/31	EUR	500		538,190

						1,593,964

Spain 0.0%

TFS,
Series 2018-03, Class A1^	0.000(cc)	04/16/40	EUR	—(r	)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	5.934(c)	03/15/26	EUR	55		57,186

						57,187

United States 2.8%

Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	5.947(c)	05/17/31		250		247,344
Chase Auto Owner Trust,
Series 2022-AA, Class D, 144A	5.400	06/25/30		200		195,530
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D	1.550	06/15/27		100		92,232
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A	2.780	04/20/28		98		96,240
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 144A	2.190	08/21/34		100		96,256
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		100		96,837
Series 2019-01A, Class D, 144A	4.680	04/14/31		100		93,573
Series 2023-01A, Class D, 144A	7.070	02/14/33		200		203,231
Oportun Issuance Trust,
Series 2022-02, Class A, 144A	5.940	10/09/29		98		97,334
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A	3.070	03/15/32		100		93,558
Santander Drive Auto Receivables Trust,
Series 2022-05, Class C	4.740	10/16/28		200		196,624
Series 2022-06, Class C	4.960	11/15/28		100		98,999

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    11

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)

TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	7.645%(c)	06/25/24		120	$113,099

TSTAT Ltd.,
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	7.348(c)	07/20/31		705	706,437

					2,427,294

TOTAL ASSET-BACKED SECURITIES (cost $15,813,922)					15,409,135

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.2%

Canada 0.0%

Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	18	12,429

Ireland 0.1%

Last Mile Logistics Pan Euro Finance DAC, Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	4.582(c)	08/17/33	EUR	98	99,776

United Kingdom 0.9%

Deco DAC,
Series 2019-RAM, Class B, SONIA + 3.607% (Cap N/A, Floor 3.607%)	7.655(c)	08/07/30	GBP	431	470,926
Taurus DAC,
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)	5.582(c)	08/17/31	GBP	94	112,188
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	5.832(c)	08/17/31	GBP	94	110,753
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	6.182(c)	08/17/31	GBP	94	108,201

					802,068

United States 9.2%

BANK,
Series 2018-BN10, Class A4	3.428	02/15/61		243	227,696
Series 2020-BN26, Class A3	2.155	03/15/63		200	168,607

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

Barclays Commercial Mortgage Securities Trust,
Series 2018-CHRS, Class C, 144A	4.409%(cc)	08/05/38	380	$276,375
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51	200	192,994
Series 2020-B17, Class A4	2.042	03/15/53	75	62,063
Series 2020-B20, Class A3	1.945	10/15/53	100	87,083
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month SOFR + 2.114% (Cap N/A, Floor 2.114%)	7.004(c)	10/15/36	85	82,590
Series 2019-XL, Class G, 144A, 1 Month SOFR + 2.414% (Cap N/A, Floor 2.414%)	7.304(c)	10/15/36	85	82,304
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.764%)	7.654(c)	10/15/36	517	497,326
Series 2022-AHP, Class E, 144A, 1 Month SOFR + 3.040% (Cap N/A, Floor 3.040%)	7.930(c)	01/17/39	400	378,484
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.590(c)	01/15/39	350	328,058
Citigroup Commercial Mortgage Trust,
Series 2018-B02, Class A3	3.744	03/10/51	150	141,105
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.766%)	7.713(c)	11/15/37	98	95,930
Commercial Mortgage Trust,
Series 2014-CR17, Class A5	3.977	05/10/47	1,000	976,617
Series 2014-UBS04, Class A5	3.694	08/10/47	1,000	967,662
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	7.098(c)	05/15/36	200	195,450
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO	0.768(cc)	11/25/25	4,269	54,682
Series K111, Class X1, IO	1.681(cc)	05/25/30	318	27,650
Series K113, Class X1, IO	1.483(cc)	06/25/30	915	70,015
Series KG03, Class X1, IO	1.481(cc)	06/25/30	1,050	78,861
GS Mortgage Securities Trust,
Series 2014-GC26, Class A5	3.629	11/10/47	1,000	962,474
Series 2018-GS09, Class A3	3.727	03/10/51	125	117,395
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-NYAH, Class G, 144A, 1 Month LIBOR + 2.640% (Cap N/A, Floor 2.640%)	7.588(c)	06/15/38	150	132,053

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    13

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

MKT Mortgage Trust,
Series 2020-525M, Class F, 144A	3.039%(cc)	02/12/40	100	$53,513
ONE Mortgage Trust,
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.864%)	6.754(c)	03/15/36	100	88,736
One New York Plaza Trust,
Series 2020-01NYP, Class C, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	7.148(c)	01/15/36	100	87,091
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	7.698(c)	01/15/36	100	76,167
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A3	3.720	02/15/51	200	187,492
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49	213	197,049
Series 2021-C59, Class A3	1.958	04/15/54	600	516,779
Series 2021-FCMT, Class C, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	7.348(c)	05/15/31	100	89,340
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	9.448(c)	05/15/31	600	503,024

				8,002,665

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $9,640,551)				8,916,938

CONVERTIBLE BOND 0.0%

Jamaica

Digicel Group Holdings Ltd.,
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (original cost $763; purchased 03/21/23 - 04/03/23)(f) (cost $763)	7.000	05/15/23(oo)	5	569

CORPORATE BONDS 37.4%

Belgium 0.2%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes	4.900	02/01/46	140	137,688

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Brazil 0.5%

Petrobras Global Finance BV,
Gtd. Notes	5.375%	10/01/29	GBP	100	$110,696
Gtd. Notes	6.625	01/16/34	GBP	300	326,315

					437,011

Bulgaria 0.3%

Bulgarian Energy Holding EAD,
Sr. Unsec’d. Notes	2.450	07/22/28	EUR	300	268,650

Canada 1.3%

Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		25	24,813
Sr. Unsec’d. Notes, 144A	7.500	03/15/25		9	9,000
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		25	24,531
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		80	79,816
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A	4.875	02/15/30		35	27,563
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	2.650	01/15/32		15	12,448
Sr. Unsec’d. Notes	3.750	02/15/52		10	7,252
Fairfax Financial Holdings Ltd.,
Sr. Unsec’d. Notes, 144A	5.625	08/16/32		300	296,379
Hydro-Quebec,
Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30		150	193,715
Local Gov’t. Gtd. Notes, Series JN	5.000	02/15/50	CAD	50	43,231
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A	4.625	03/01/30		125	109,302
Ontario Teachers’ Cadillac Fairview Properties Trust,
Sr. Unsec’d. Notes, 144A	3.875	03/20/27		300	282,317
Teck Resources Ltd.,
Sr. Unsec’d. Notes	5.400	02/01/43		60	56,830

					1,167,197

China 2.2%

Agricultural Development Bank of China,
Sr. Unsec’d. Notes	3.800	10/27/30	CNH	6,000	898,212
Aircraft Finance Co. Ltd.,
Sr. Sec’d. Notes, Series B	4.100	03/29/26		54	52,245

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    15

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

China (cont’d.)

China Development Bank,
Sr. Unsec’d. Notes	4.300%	08/02/32	CNH	5,000	$786,142
Unsec’d. Notes	4.200	01/19/27	CNH	1,000	150,438

					1,887,037

Denmark 0.2%

Danske Bank A/S,
Sub. Notes, EMTN	2.500(ff)	06/21/29	EUR	150	159,225

France 2.2%

Banque Federative du Credit Mutuel SA,
Sr. Unsec’d. Notes, 144A	1.604	10/04/26		200	178,364
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A	2.159(ff)	09/15/29		200	169,975
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32		400	332,392
BPCE SA,
Sr. Unsec’d. Notes, 144A	2.045(ff)	10/19/27		250	221,134
Credit Agricole Assurances SA,
Sub. Notes	4.250(ff)	01/13/25(oo)	EUR	100	106,839
La Poste SA,
Sr. Unsec’d. Notes, EMTN	1.375	04/21/32	EUR	200	181,784
Regie Autonome des Transports Parisiens,
Sr. Unsec’d. Notes, EMTN	0.400	12/19/36	EUR	76	72,161
SNCF Reseau,
Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	100	81,210
Societe Generale SA,
Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26		200	176,986
Sr. Unsec’d. Notes, 144A	2.797(ff)	01/19/28		200	178,802
Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25		255	240,173

					1,939,820

Germany 1.3%

Allianz SE,
Jr. Sub. Notes	3.375(ff)	09/18/24(oo)	EUR	100	107,065
Deutsche Bahn Finance GMBH,
Gtd. Notes, MTN	3.800	09/27/27	AUD	100	64,164
Deutsche Bank AG,
Sr. Unsec’d. Notes	0.898	05/28/24		265	250,037
Sr. Unsec’d. Notes	1.447(ff)	04/01/25		210	197,891
Sr. Unsec’d. Notes	2.552(ff)	01/07/28		150	130,290
Sub. Notes, EMTN	3.662(ff)	04/10/25	CNH	1,000	140,435

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Germany (cont’d.)

TK Elevator Midco GmbH,
Sr. Sec’d. Notes	4.375%	07/15/27	EUR	153	$150,219
Volkswagen International Finance NV,
Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	100	104,834

					1,144,935

Hong Kong 0.4%

HKT Capital No. 3 Ltd.,
Gtd. Notes	1.650	04/10/27	EUR	200	192,636
Sun Hung Kai Properties Capital Market Ltd.,
Gtd. Notes, EMTN	3.200	08/14/27	CNH	1,000	141,544

					334,180

Hungary 0.1%

MFB Magyar Fejlesztesi Bank Zrt,
Gov’t. Gtd. Notes	0.375	06/09/26	EUR	100	94,853

India 0.3%

NTPC Ltd.,
Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	200	202,585
Power Finance Corp. Ltd.,
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	100	90,204

					292,789

Indonesia 0.1%

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	82,525

Israel 0.3%

Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A	4.500	03/30/24		100	97,310
Israel Electric Corp. Ltd.,
Sec’d. Notes, 144A, GMTN	3.750	02/22/32		200	175,787

					273,097

Italy 0.8%

Cassa Depositi e Prestiti SpA,
Sr. Unsec’d. Notes, 144A	5.750	05/05/26		200	200,879

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    17

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Italy (cont’d.)

Nexi SpA,
Sr. Unsec’d. Notes	2.125%	04/30/29	EUR	414	$375,738
Rossini Sarl,
Sr. Sec’d. Notes, 144A	6.750	10/30/25	EUR	100	110,304

					686,921

Jamaica 0.3%

Digicel Group Holdings Ltd.,
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $7,850; purchased 03/21/23 - 03/22/23)(f)	8.000	04/01/25		20	7,654
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A (original cost $97,375; purchased 04/16/21)(f)	8.000	12/31/26		100	21,394
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $3,150; purchased 03/17/23)(f)	13.000	12/31/25		5	3,134
Sr. Sec’d. Notes, 144A (original cost $184,500;purchased 03/15/23)(f)	8.750	05/25/24		200	180,412
Digicel Ltd.,
Gtd. Notes, 144A (original cost $42,000; purchased 03/15/23)(f)	6.750	06/01/23		200	39,000

					251,594

Japan 0.4%

Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes	1.538(ff)	07/20/27		210	186,832
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes	2.999	01/22/32		200	162,731

					349,563

Kazakhstan 0.2%

Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250	12/05/23	CHF	150	159,664

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Luxembourg 0.5%

Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN	1.000%	05/04/28	EUR	400	$329,777
Matterhorn Telecom SA,
Sr. Sec’d. Notes	3.125	09/15/26	EUR	100	101,055

					430,832

Malta 0.3%

Freeport Terminal Malta PLC,
Gov’t. Gtd. Notes, 144A	7.250	05/15/28		200	228,275

Mexico 0.9%

Comision Federal de Electricidad,
Sr. Unsec’d. Notes	5.000	09/29/36		150	125,103
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	200	200,725
Gtd. Notes, EMTN	2.750	04/21/27	EUR	100	87,759
Gtd. Notes, EMTN	4.875	02/21/28	EUR	400	367,704

					781,291

Netherlands 0.5%

Cooperatieve Rabobank UA,
Sr. Unsec’d. Notes, GMTN	3.500	12/14/26	AUD	90	56,318
JDE Peet’s NV,
Gtd. Notes, 144A	1.375	01/15/27		150	131,021
OCI NV,
Sr. Sec’d. Notes	3.625	10/15/25	EUR	225	241,322

					428,661

Peru 0.1%

Peru Enhanced Pass-Through Finance Ltd.,
Pass-Through Certificates	1.962(s)	06/02/25		53	48,887

Philippines 0.2%

Bangko Sentral ng Pilipinas International Bond,
Sr. Unsec’d. Notes, Series A	8.600	06/15/27		76	87,005
Power Sector Assets & Liabilities Management Corp.,
Gov’t. Gtd. Notes	7.390	12/02/24		123	127,097

					214,102

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    19

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Poland 0.1%

Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes, EMTN	3.000%	05/30/29	EUR	100	$101,258

Portugal 0.1%

CP - Comboios de Portugal EPE,
Sr. Unsec’d. Notes	5.700	03/05/30	EUR	100	120,580

Russia 0.3%

Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	300	282,769

Singapore 0.1%

Singapore Telecommunications Ltd.,
Sr. Unsec’d. Notes, 144A	7.375	12/01/31		67	80,350

Slovenia 0.1%

United Group BV,
Sr. Sec’d. Notes, 144A	5.250	02/01/30	EUR	150	122,797

South Africa 0.2%

Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		200	188,297

Spain 1.0%

Banco Santander SA,
Sr. Unsec’d. Notes	1.722(ff)	09/14/27		200	175,708
Sr. Unsec’d. Notes	5.147	08/18/25		200	198,000
Cellnex Finance Co. SA,
Gtd. Notes, EMTN	2.000	02/15/33	EUR	300	259,014
Cellnex Telecom SA,
Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	100	90,211
Iberdrola International BV,
Gtd. Notes, Series NC6	1.450(ff)	11/09/26(oo)	EUR	200	187,060

					909,993

Supranational Bank 0.2%

European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN	4.250	02/07/28	IDR	300,000	18,923

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Supranational Bank (cont’d.)

European Investment Bank,
Sr. Unsec’d. Notes, 144A, EMTN	5.400%	01/05/45	CAD	50	$44,069
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap 1.820%, Floor 0.000%)	1.820(c)	08/11/26		100	91,987

					154,979

Switzerland 1.4%

Credit Suisse AG,
Sr. Unsec’d. Notes	5.000	07/09/27		450	432,563
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25		250	232,813
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27		200	176,839
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27		200	173,475
Sr. Unsec’d. Notes, 144A	4.751(ff)	05/12/28		200	192,535

					1,208,225

United Arab Emirates 0.8%

DP World Ltd.,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	200	207,199
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	100	115,880
Emirates NBD Bank PJSC,
Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	380	248,979
MDGH GMTN RSC Ltd.,
Gtd. Notes, EMTN	6.875	03/14/26	GBP	100	132,100

					704,158

United Kingdom 4.0%

Barclays Bank PLC,
Sr. Unsec’d. Notes, EMTN	0.500	01/28/33	MXN	10,000	217,952
Barclays PLC,
Sr. Unsec’d. Notes	3.932(ff)	05/07/25		200	195,465
Sr. Unsec’d. Notes	5.501(ff)	08/09/28		240	238,969
BAT Capital Corp.,
Gtd. Notes	2.259	03/25/28		80	69,468
Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	200	205,654
Bellis Finco PLC,
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	100	85,145

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    21

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Kingdom (cont’d.)

BP Capital Markets PLC,
Gtd. Notes	4.375%(ff)	06/22/25	(oo)		150	$143,625
DS Smith PLC,
Sr. Unsec’d. Notes, EMTN	0.875	09/12/26		EUR	100	99,966
eG Global Finance PLC,
Sr. Sec’d. Notes (original cost $ 231,465; purchased 11/23/21)(f) 6.250 10/30/25				EUR	200	206,945
Sr. Sec’d. Notes, 144A (original cost $ 110,360; purchased 10/11/19)(f)	6.250	10/30/25		EUR	100	103,325
HSBC Holdings PLC,
Sr. Unsec’d. Notes	1.589(ff)	05/24/27			200	178,133
Sr. Unsec’d. Notes	2.013(ff)	09/22/28			200	173,755
Sr. Unsec’d. Notes	2.804(ff)	05/24/32			200	163,841
Kane Bidco Ltd.,
Sr. Sec’d. Notes, 144A (original cost $ 200,880; purchased 01/27/22)(f)	6.500	02/15/27		GBP	150	165,891
Lloyds Bank PLC,
Sr. Unsec’d. Notes, EMTN	0.000	04/02/32			200	128,426
Market Bidco Finco PLC,
Sr. Sec’d. Notes, 144A	5.500	11/04/27		GBP	100	94,193
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes	1.673(ff)	06/14/27			350	306,702
Sherwood Financing PLC,
Sr. Sec’d. Notes, 144A	6.000	11/15/26		GBP	175	181,006
TalkTalk Telecom Group Ltd.,
Gtd. Notes	3.875	02/20/25		GBP	200	191,543
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes	4.250	01/15/30		GBP	300	298,272

						3,448,276

United States 15.5%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39			50	44,211
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29			25	22,163
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26			175	168,658
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.500	04/01/27			50	46,308

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

American International Group, Inc.,
Sr. Unsec’d. Notes	1.875%	06/21/27	EUR	100	$100,679
American Medical Systems Europe BV,
Gtd. Notes	1.625	03/08/31	EUR	100	93,408
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.875	08/20/26		75	72,394
Amgen, Inc.,
Sr. Unsec’d. Notes	5.250	03/02/30		125	128,424
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	7.875	05/15/26		150	153,962
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		25	24,223
Gtd. Notes, 144A	9.000	11/01/27		25	30,910
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29		25	20,847
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		25	20,679
AT&T, Inc.,
Sr. Unsec’d. Notes	3.550	09/15/55		40	28,344
Sr. Unsec’d. Notes	3.650	09/15/59		69	48,793
Sr. Unsec’d. Notes	4.100	01/19/26	AUD	100	65,901
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25		50	47,259
Bank of America Corp.,
Sr. Unsec’d. Notes	1.734(ff)	07/22/27		270	241,957
Sr. Unsec’d. Notes	2.572(ff)	10/20/32		130	106,776
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		195	163,113
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29		300	259,193
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		85	75,691
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27		135	69,382
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		5	2,250
Gtd. Notes, 144A	5.250	01/30/30		25	11,688
Gtd. Notes, 144A	6.250	02/15/29		10	4,558
Beazer Homes USA, Inc.,
Gtd. Notes	6.750	03/15/25		50	49,796
Gtd. Notes	7.250	10/15/29		20	19,118
Black Knight InfoServ LLC,
Gtd. Notes, 144A	3.625	09/01/28		100	90,314

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    23

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	2.350%	11/13/40	10	$7,209
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.500	08/16/31	10	7,863
Sr. Unsec’d. Notes	4.125	05/15/29	65	59,525
Broadcom, Inc.,
Gtd. Notes	4.150	11/15/30	230	214,075
Gtd. Notes, 144A	3.500	02/15/41	30	22,607
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	102	78,983
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	65	54,698
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A	1.950	02/28/34	86	76,152
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	75	64,037
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	60	52,020
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	10	8,420
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	50	46,324
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	4.500	04/14/27	235	222,863
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	50	41,144
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	75	69,499
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	100	90,955
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43	40	34,907
Gtd. Notes	5.375	03/15/44	40	36,723
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30	25	25,786
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.300	02/01/32	40	30,405
Sr. Sec’d. Notes	3.900	06/01/52	135	87,935
Sr. Sec’d. Notes	4.800	03/01/50	35	26,558
Sr. Sec’d. Notes	6.384	10/23/35	100	98,809
Cigna Group (The),
Sr. Unsec’d. Notes	2.400	03/15/30	25	21,648
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	150	127,870
Sr. Unsec’d. Notes	1.462(ff)	06/09/27	300	269,301
Sr. Unsec’d. Notes	2.520(ff)	11/03/32	35	28,651
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	100	83,099

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.106%(ff)	04/08/26		300	$288,604
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29		100	94,904
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A	3.900	04/05/32		230	202,156
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		200	97,558
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32		50	40,083
Sr. Unsec’d. Notes	5.375	11/15/27		25	23,522
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		50	40,076
Gtd. Notes, 144A	4.625	06/01/30		100	87,149
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27(d)		45	1,359
Discovery Communications LLC,
Gtd. Notes	5.300	05/15/49		60	49,024
DISH DBS Corp.,
Gtd. Notes	7.750	07/01/26		100	57,738
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25		37	35,395
Elevance Health, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29		100	91,357
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28		75	74,652
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		100	84,270
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		50	44,278
Sr. Unsec’d. Notes	5.000	05/15/50		20	16,950
Sr. Unsec’d. Notes	6.250	04/15/49		25	24,741
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51		15	11,546
Gtd. Notes	4.450	02/15/43		20	17,819
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.500	05/21/27	EUR	100	100,330
Ford Motor Co.,
Sr. Unsec’d. Notes	5.291	12/08/46		125	100,863
Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	04/15/25		75	74,181

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    25

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

General Motors Co.,
Sr. Unsec’d. Notes	5.150%	04/01/38	50	$44,769
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	2.700	06/10/31	75	60,131
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	130	106,579
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	300	265,834
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	20	16,026
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	195	162,828
Sr. Unsec’d. Notes	4.482(ff)	08/23/28	375	368,173
HCA, Inc.,
Gtd. Notes	5.250	04/15/25	100	100,233
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	25	23,306
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	25	23,409
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	50	38,558
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.625	10/15/31	150	120,771
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	200	185,590
Sr. Unsec’d. Notes	2.069(ff)	06/01/29	250	217,783
Sr. Unsec’d. Notes	2.083(ff)	04/22/26	90	84,784
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	110	91,582
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	125	105,055
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	65	60,659
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	135	116,389
Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	53	45,027
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	93	89,064
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.375	01/31/32	50	45,702
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	6.500	03/01/41	50	52,866
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH	2.850	04/15/31	75	63,938
Masonite International Corp.,
Gtd. Notes, 144A	3.500	02/15/30	50	42,500
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	50	43,740

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Medline Borrower LP, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.250%	10/01/29		25	$21,622
Morgan Stanley,
Sr. Unsec’d. Notes	0.406(ff)	10/29/27	EUR	200	192,776
Sr. Unsec’d. Notes	1.593(ff)	05/04/27		110	98,979
Sr. Unsec’d. Notes	4.656(ff)	03/02/29	EUR	300	335,779
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	1,000	49,706
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32		50	40,400
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32		180	142,969
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28		25	24,128
Sr. Unsec’d. Notes	4.950	09/01/32		450	442,011
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.375	04/24/30	GBP	250	199,528
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		15	13,386
Gtd. Notes, 144A	6.000	01/15/27		35	33,097
Newell Brands, Inc.,
Sr. Unsec’d. Notes	4.700	04/01/26		100	95,494
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		53	51,707
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		25	24,655
OneMain Finance Corp.,
Gtd. Notes	4.000	09/15/30		25	18,926
ONEOK, Inc.,
Gtd. Notes	4.450	09/01/49		120	94,004
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A	4.000	10/15/27		50	44,996
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/27		75	71,345
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		50	43,753
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28		5	4,422
Sr. Unsec’d. Notes	2.850	12/15/32		5	4,176
Skyworks Solutions, Inc.,
Sr. Unsec’d. Notes	3.000	06/01/31		75	62,551
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28		60	56,180
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27		180	181,412

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    27

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375%	07/15/30		25	$21,542
Stryker Corp.,
Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	102,655
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		50	48,780
Swiss Re Finance UK PLC,
Gtd. Notes, EMTN	2.714(ff)	06/04/52	EUR	100	86,903
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		50	46,416
Gtd. Notes, 144A	7.500	10/01/25		50	50,489
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33		40	36,354
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27		25	24,943
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		10	9,408
Tenet Healthcare Corp.,
Gtd. Notes	6.125	10/01/28		50	48,504
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	3.650	11/21/34	EUR	100	108,532
T-Mobile USA, Inc.,
Gtd. Notes	4.375	04/15/40		30	26,881
Gtd. Notes	4.500	04/15/50		40	34,971
Tri Pointe Homes, Inc.,
Gtd. Notes	5.700	06/15/28		50	49,061
U.S. Bancorp,
Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		200	153,978
UGI International LLC,
Gtd. Notes, 144A	2.500	12/01/29	EUR	150	129,749
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates	2.700	11/01/33		22	18,867
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		60	57,296
Sr. Sec’d. Notes, 144A	4.625	04/15/29		10	9,050
United Rentals North America, Inc.,
Gtd. Notes	5.250	01/15/30		60	58,060
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29		125	111,902
Ventas Realty LP,
Gtd. Notes	2.500	09/01/31		130	105,300

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875%	08/15/29		5	$4,501
Sr. Sec’d. Notes, 144A	4.125	08/15/31		5	4,431
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.550	03/21/31		45	38,324
Sr. Unsec’d. Notes	2.650	11/20/40		45	31,929
Sr. Unsec’d. Notes	3.400	03/22/41		20	15,785
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40		110	76,224
Gtd. Notes	4.000	06/22/50		15	9,726
VICI Properties LP,
Sr. Unsec’d. Notes	4.950	02/15/30		160	153,066
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		25	22,461
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		125	117,923
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		45	42,772
Gtd. Notes, 144A	5.625	02/15/27		75	73,136
Warner Media LLC,
Gtd. Notes	4.050	12/15/23		150	149,316
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A	3.755	03/15/27		100	94,297
Gtd. Notes, 144A	5.050	03/15/42		65	53,730
Gtd. Notes, 144A	5.141	03/15/52		130	103,780
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.164(ff)	02/11/26		85	80,436
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30		130	113,741
Welltower OP LLC,
Gtd. Notes	2.050	01/15/29		50	42,171
Gtd. Notes	3.100	01/15/30		70	61,556
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.500	10/15/51		30	21,353
Workday, Inc.,
Sr. Unsec’d. Notes	3.500	04/01/27		55	52,812
WPC Eurobond BV,
Gtd. Notes	0.950	06/01/30	EUR	100	82,870

					13,566,899

TOTAL CORPORATE BONDS
(cost $37,142,321)					32,687,378

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    29

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS 0.0%

Jamaica 0.0%

Digicel International Finance Ltd.,
First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	8.552%(c)	05/27/24		10	$8,989

United States 0.0%

Diamond Sports Group LLC,
First Lien Term Loan, 6 Month SOFR + 8.250%	13.064(c)	05/25/26		5	4,805
Second Lien Term loan	8.025	08/24/26		149	10,552

					15,357

TOTAL FLOATING RATE AND OTHER LOANS
(cost $70,045)					24,346

MUNICIPAL BOND 0.2%

Puerto Rico

Commonwealth of Puerto Rico,
General Obligation, Sub-Series C
(cost $157,612)	0.000(cc)	11/01/43		283	133,077

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.3%

Spain 0.0%

Retiro Mortgage Securities DAC,
Series 01A, Class A1, 144A, 3 Month EURIBOR +
2.000% (Cap 5.000%, Floor 0.000%)	5.000(c)	07/30/75	EUR	25	26,569

United States 2.3%

Bellemeade Re Ltd.,
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.565(c)	03/25/31		38	37,755
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%^	6.690(c)	09/12/26		25	25,005
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	7.965(c)	12/25/41		110	106,012
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.065(c)	03/25/42		25	26,257
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.065(c)	03/25/42		20	20,206

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.815%(c)	11/25/50	35		$34,783
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	7.415(c)	11/25/50	92		91,594
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.465(c)	01/25/51	10		9,538
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.615(c)	01/25/51	63		62,069
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.315(c)	10/25/33	45		43,987
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	7.865(c)	01/25/34	30		28,533
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.465(c)	01/25/34	15		15,188
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.215(c)	10/25/41	100		97,563
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.165(c)	09/25/41	30		28,031
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.915(c)	09/25/41	70		65,297
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.715(c)	04/25/42	140		139,650
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A	2.487	11/25/49	146		133,983
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A	2.625(cc)	01/25/59	—(r	)	491
Home Re Ltd.,
Series 2021-01, Class M1B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	6.570(c)	07/25/33	54		54,258
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	6.858	09/25/59	56		55,472
Series 2020-GS01, Class A1, 144A	5.882	10/25/59	65		64,911
MFA Trust,
Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	159		142,091
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.415(c)	04/25/34	300		297,106
PMT Credit Risk Transfer Trust,
Series 2023-1R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)	9.224(c)	03/27/25	197		196,407

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    31

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 3.850% (Cap N/A, Floor 2.850%)	8.870%(c)	02/25/25		100	$99,551
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	7.670(c)	08/25/25		100	98,715

					1,974,453

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $2,055,693)					2,001,022

SOVEREIGN BONDS 24.0%

Andorra 0.2%

Andorra International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	200	179,347

Austria 0.2%

Republic of Austria Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	180	158,825

Brazil 0.8%

Brazil Loan Trust 1,
Gov’t. Gtd. Notes	5.477	07/24/23		41	41,011
Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333	02/15/28		633	623,426

					664,437

Bulgaria 0.3%

Bulgaria Government International Bond,
Sr. Unsec’d. Notes	1.375	09/23/50	EUR	100	59,454
Sr. Unsec’d. Notes	4.125	09/23/29	EUR	100	108,179
Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	100	94,199

					261,832

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Canada 0.1%

Province of Nova Scotia,
Unsec’d. Notes	3.450%	06/01/45	CAD	50	$33,436
Province of Saskatchewan,
Unsec’d. Notes	3.300	06/02/48	CAD	100	65,286

					98,722

Chile 0.1%

Chile Government International Bond,
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	115	109,833

China 1.1%

China Government Bond,
Sr. Unsec’d. Notes	3.600	06/27/28	CNH	2,000	299,975
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	1,500	232,498
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	500	77,424
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	500	81,934
China Government International Bond,
Sr. Unsec’d. Notes	0.250	11/25/30	EUR	100	86,380
Export-Import Bank of China (The),
Sr. Unsec’d. Notes	4.400	05/14/24	CNH	1,000	147,044

					925,255

Colombia 0.9%

Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		200	153,038
Sr. Unsec’d. Notes	9.850	06/28/27	COP	200,000	39,285
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	600	629,240

					821,563

Croatia 0.5%

Croatia Government International Bond,
Sr. Unsec’d. Notes	1.125	06/19/29	EUR	200	190,050
Sr. Unsec’d. Notes	1.125	03/04/33	EUR	300	257,184

					447,234

Cyprus 1.0%

Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	0.625	01/21/30	EUR	100	89,973
Sr. Unsec’d. Notes, EMTN	0.950	01/20/32	EUR	300	259,633

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    33

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Cyprus (cont’d.)

Cyprus Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	1.250%	01/21/40	EUR	20	$14,005
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	100	103,132
Sr. Unsec’d. Notes, EMTN	2.750	06/27/24	EUR	100	109,694
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	195,904
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	30	26,132
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	50	56,242

					854,715

Denmark 0.0%

Denmark Government Bond,
Bonds, Series 30YR	0.250	11/15/52	DKK	300	23,226

Dominican Republic 0.1%

Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.950	01/25/27		100	99,081

Estonia 0.3%

Estonia Government International Bond,
Sr. Unsec’d. Notes	4.000	10/12/32	EUR	200	225,518

France 0.2%

Caisse Francaise de Financement Local,
Covered Bonds, EMTN	4.680	03/09/29	CAD	200	152,117

Germany 0.2%

Bundesrepublik Deutschland Bundesanleihe,
Bonds(k)	0.000	08/15/31	EUR	100	91,677
Bonds	1.700	08/15/32	EUR	110	115,367

					207,044

Greece 2.4%

Hellenic Republic Government Bond,
Bonds	4.300	02/24/24	EUR	21	22,599
Bonds	4.300	02/24/25	EUR	13	14,442
Bonds	4.300	02/24/26	EUR	34	36,398
Bonds	4.300	02/24/27	EUR	65	69,308
Bonds	4.300	02/24/28	EUR	42	46,323
Bonds	4.300	02/24/29	EUR	25	26,241
Bonds	4.300	02/24/30	EUR	10	10,349

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Greece (cont’d.)

Hellenic Republic Government Bond, (cont’d.)
Bonds	4.300%	02/24/31	EUR	23	$23,617
Bonds	4.300	02/24/32	EUR	24	24,501
Bonds	4.300	02/24/33	EUR	46	46,422
Bonds	4.300	02/24/34	EUR	22	22,041
Bonds	4.300	02/24/35	EUR	33	32,871
Bonds	4.300	02/24/36	EUR	24	23,256
Bonds	4.300	02/24/37	EUR	16	15,839
Bonds	4.300	02/24/38	EUR	15	15,364
Bonds	4.300	02/24/39	EUR	23	23,492
Bonds	4.300	02/24/40	EUR	23	21,008
Bonds	4.300	02/24/41	EUR	23	20,758
Bonds	4.300	02/24/42	EUR	37	37,736
Bonds, 144A	0.750	06/18/31	EUR	500	426,979
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	1,019	879,782
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	345	230,175
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	50	56,897

					2,126,398

Hong Kong 0.3%

Airport Authority,
Sr. Unsec’d. Notes, 144A	2.500	01/12/32		245	212,277
Hong Kong Government International Bond,
Sr. Unsec’d. Notes, GMTN	1.000	11/24/41	EUR	100	68,501

					280,778

Hungary 0.4%

Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750	10/10/27	EUR	100	98,296
Sr. Unsec’d. Notes	1.750	06/05/35	EUR	100	75,880
Sr. Unsec’d. Notes, 144A	2.125	09/22/31		200	155,663

					329,839

Iceland 0.1%

Iceland Government International Bond,
Sr. Unsec’d. Notes	0.000	04/15/28	EUR	100	91,933

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    35

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

India 0.2%

Export-Import Bank of India,
Sr. Unsec’d. Notes, EMTN	3.450%	06/25/26	CNH	1,000	$140,503

Indonesia 1.4%

Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	100	98,400
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	300	244,622
Sr. Unsec’d. Notes	1.300	03/23/34	EUR	300	243,237
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	100	101,327
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	200	211,537
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	100	109,246
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	218,011

					1,226,380

Israel 0.7%

Israel Government Bond - Fixed,
Bonds, Series 0537	1.500	05/31/37	ILS	1,100	218,935
Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	100	100,810
Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	270	262,146

					581,891

Italy 2.9%

Italy Buoni Poliennali Del Tesoro,
Bonds, Series 50YR, 144A	2.800	03/01/67	EUR	105	79,175
Sr. Unsec’d. Notes, Series 10Y, 144A	0.950	12/01/31	EUR	100	86,088
Sr. Unsec’d. Notes, Series 16YR, 144A	1.450	03/01/36	EUR	120	95,456
Sr. Unsec’d. Notes, Series 21YR, 144A	1.800	03/01/41	EUR	715	536,434
Sr. Unsec’d. Notes, Series 26YR, 144A	3.350	03/01/35	EUR	335	336,034
Sr. Unsec’d. Notes, Series 31Y, 144A	1.700	09/01/51	EUR	150	94,989
Region of Lazio,
Sr. Unsec’d. Notes	3.088	03/31/43	EUR	170	157,969
Repubic of Italy Government International Bond Coupon Strips,
Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	85	67,908
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.875	10/17/29		200	172,937
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	57,269
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	100	127,393

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Italy (cont’d.)

Republic of Italy Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, MTN	5.125%	07/31/24	EUR	350	$392,361
Sr. Unsec’d. Notes, MTN	5.200	07/31/34	EUR	300	347,145

					2,551,158

Kazakhstan 0.4%

Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN	0.600	09/30/26	EUR	200	192,943
Sr. Unsec’d. Notes, EMTN	2.375	11/09/28	EUR	115	114,308

					307,251

Latvia 0.3%

Latvia Government International Bond,
Sr. Unsec’d. Notes, GMTN	0.250	01/23/30	EUR	300	258,526

Lithuania 0.2%

Lithuania Government International Bond,
Sr. Unsec’d. Notes, EMTN	2.125	10/22/35	EUR	200	182,587

Mexico 1.4%

Mexico Government International Bond,
Sr. Unsec’d. Notes	2.375	02/11/30	EUR	100	96,850
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	200	160,988
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	100	98,468
Sr. Unsec’d. Notes, GMTN	6.750	02/06/24	GBP	100	126,492
Sr. Unsec’d. Notes, Series 19	1.440	07/24/24	JPY	100,000	739,253

					1,222,051

New Zealand 0.1%

New Zealand Local Government Funding Agency Bond,
Local Gov’t. Gtd. Notes	3.500	04/14/33	NZD	100	54,883

Panama 0.4%

Panama Government International Bond,
Sr. Unsec’d. Notes	3.160	01/23/30		200	176,663
Sr. Unsec’d. Notes	3.875	03/17/28		200	192,537

					369,200

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    37

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Peru 0.5%

Peru Government Bond,
Sr. Unsec’d. Notes	6.150%	08/12/32	PEN	30	$7,400
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250	03/11/33	EUR	105	83,568
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	300	319,372
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	100	25,390

					435,730

Philippines 0.6%

Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	500	454,637
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	100	71,128

					525,765

Portugal 0.9%

Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	0.300	10/17/31	EUR	200	175,726
Sr. Unsec’d. Notes, 144A	1.150	04/11/42	EUR	85	62,870
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	195	230,223
Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	135	159,960
Sr. Unsec’d. Notes, Series 15YR, 144A	2.250	04/18/34	EUR	50	50,075
Unsec’d. Notes, 144A	1.000	04/12/52	EUR	260	151,492

					830,346

Qatar 0.2%

Qatar Government International Bond,
Sr. Unsec’d. Notes, 144A	3.400	04/16/25		200	195,850

Romania 0.4%

Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.125	03/07/28	EUR	180	169,744
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	50	42,141
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	84,729
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	50	40,694

					337,308

Saudi Arabia 0.4%

Saudi Government International Bond,
Sr. Unsec’d. Notes	2.000	07/09/39	EUR	425	339,464

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Serbia 0.5%

Serbia International Bond,
Sr. Unsec’d. Notes	1.650%	03/03/33	EUR	100	$72,264
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	250	248,065
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		200	155,788

					476,117

Singapore 0.0%

Singapore Government Bond,
Bonds	2.750	03/01/46	SGD	40	31,450

Slovakia 0.2%

Slovakia Government Bond,
Unsec’d. Notes, Series 242	0.375	04/21/36	EUR	200	140,088

Slovenia 0.3%

Slovenia Government Bond,
Unsec’d. Notes, Series RS86	0.000	02/12/31	EUR	300	259,003

Spain 1.6%

Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.220	04/26/35	EUR	100	109,285
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	50	60,146
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	0.500	04/30/30	EUR	35	32,373
Sr. Unsec’d. Notes, 144A(k)	0.500	10/31/31	EUR	250	220,508
Sr. Unsec’d. Notes, 144A(k)	0.850	07/30/37	EUR	110	83,877
Sr. Unsec’d. Notes, 144A(k)	1.000	10/31/50	EUR	190	110,228
Sr. Unsec’d. Notes, 144A(k)	1.850	07/30/35	EUR	285	262,830
Sr. Unsec’d. Notes, 144A	3.450	07/30/43	EUR	300	311,596
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	60	59,352
Spain Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	100	128,118

					1,378,313

Ukraine 0.2%

Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	541	96,237
Sr. Unsec’d. Notes	6.750	06/20/28(d)	EUR	200	34,338
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	100	17,789

					148,364

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    39

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

United Arab Emirates 0.2%

UAE International Government Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.000%	10/19/31		205	$177,043

United Kingdom 0.8%

Isle of Man Government International Bond,
Unsec’d. Notes	5.375	08/14/34	GBP	100	133,189
Unsec’d. Notes	5.625	03/29/30	GBP	100	134,417
United Kingdom Gilt,
Bonds(k)	4.250	12/07/46	GBP	330	422,757

					690,363

Uruguay 0.0%

Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.375	10/27/27		39	39,735

TOTAL SOVEREIGN BONDS
(cost $26,125,961)					20,957,066

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.2%
Federal Home Loan Bank	3.280	03/28/29	USD	9	8,011
Tennessee Valley Authority
Sr. Unsec’d. Notes	5.625	06/07/32	GBP	100	135,378

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $194,709)					143,389

U.S. TREASURY OBLIGATIONS(k) 2.0%
U.S. Treasury Bonds	1.875	02/15/41		225	169,031
U.S. Treasury Bonds	2.375	05/15/51		145	111,469
U.S. Treasury Bonds	2.750	08/15/47		280	233,100
U.S. Treasury Notes	1.125	02/15/31		1,490	1,265,569

TOTAL U.S. TREASURY OBLIGATIONS
(cost $1,977,996)					1,779,169

			Shares

UNAFFILIATED EXCHANGE-TRADED FUNDS 1.2%
iShares Floating Rate Bond ETF				13,700	693,494

See Notes to Financial Statements.

40

Description	Shares	Value

UNAFFILIATED EXCHANGE-TRADED FUNDS (Continued)
iShares Preferred & Income Securities ETF	10,000	$313,700

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS
(cost $1,011,465)		1,007,194

TOTAL LONG-TERM INVESTMENTS
(cost $94,191,038)		83,059,283

SHORT-TERM INVESTMENTS 4.7%

AFFILIATED MUTUAL FUND 4.6%
PGIM Core Government Money Market Fund
(cost $4,036,182)(wi)	4,036,182	4,036,182

OPTIONS PURCHASED*~ 0.1%
(cost $20,781)		45,985

TOTAL SHORT-TERM INVESTMENTS
(cost $4,056,963)		4,082,167

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 99.8%
(cost $98,248,001)		87,141,450

OPTIONS WRITTEN*~ (0.1)%
(premiums received $18,085)		(50,495)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.7%
(cost $98,229,916)		87,090,955
Other assets in excess of liabilities(z) 0.3%		265,004

NET ASSETS 100.0%		$87,355,959

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    41

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

SAR—Saudi Arabian Riyal

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BARC—Barclays Bank PLC

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BNP—BNP Paribas S.A.

BNYM—Bank of New York Mellon

BOA—Bank of America, N.A.

BUBOR—Budapest Interbank Offered Rate

CDOR—Canadian Dollar Offered Rate

CDX—Credit Derivative Index

CIBOR—Copenhagen Interbank Offered Rate

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CME—Chicago Mercantile Exchange

CPI—Consumer Price Index

DAC—Designated Activity Company

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

EuroSTR—Euro Short-Term Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

HICP—Harmonised Index of Consumer Prices

HSBC—HSBC Bank PLC

IO—Interest Only (Principal amount represents notional)

iTraxx—International Credit Derivative Index

JPM—JPMorgan Chase Bank N.A.

KLIBOR—Kuala Lumpur Interbank Offered Rate

KWCDC—Korean Won Certificate of Deposit

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MPLE—Maple Bonds

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

NIBOR—Norwegian Interbank Offered Rate

See Notes to Financial Statements.

42

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

REMIC—Real Estate Mortgage Investment Conduit

S—Semiannual payment frequency for swaps

SARON—Swiss Average Rate Overnight

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SORA—Singapore Overnight Rate Average

SSB—State Street Bank & Trust Company

STIBOR—Stockholm Interbank Offered Rate

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TAIBOR—Taiwan Interbank Offered Rate

TD—The Toronto-Dominion Bank

THOR—Thai Overnight Repurchase Rate

TONAR—Tokyo Overnight Average Rate

UAG—UBS AG

WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $82,192 and 0.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $878,343. The aggregate value of $728,324 is 0.8% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    43

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Options Purchased:

Exchange Traded

					Notional
	Call/	Expiration			Amount
Description	Put	Date	Strike	Contracts	(000)#	Value

1 Year SOFR Mid-Curve Futures	Put	06/16/23	$96.19	1	3	$425

(cost $1,101)

OTC Swaptions

							Notional
	Call/		Expiration				Amount
Description	Put	Counterparty	Date	Strike	Receive	Pay	(000)#		Value

2- Year Interest Rate Swaptions, 05/21/25	Call	DB	05/17/23	2.05%	2.05%(A)	3 Month SAIBOR(Q)/ 5.665%	SAR	3,000	$—
2- Year Interest Rate Swaptions, 05/21/25	Put	DB	05/17/23	2.05%	3 Month SAIBOR(Q)/ 5.665%	2.05%(A)	SAR	3,000	41,482
2- Year Interest Rate Swaptions, 09/18/25	Put	JPM	09/14/23	4.50%	4.50%(A)	1 Day SOFR(A)/ 4.810%		2,000	4,078

Total OTC Swaptions (cost $19,680)									$45,560

Total Options Purchased (cost $20,781)									$45,985

Options Written:

Exchange Traded

					Notional
	Call/	Expiration			Amount
Description	Put	Date	Strike	Contracts	(000)#	Value

1 Year SOFR Mid-Curve Futures	Call	06/16/23	$96.63	1	3	$(631)
1 Year SOFR Mid-Curve Futures	Put	06/16/23	$95.69	1	3	(119)

Total Exchange Traded (premiums received $ 1,285)						$(750)

OTC Swaptions

							Notional
	Call/		Expiration				Amount
Description	Put	Counterparty	Date	Strike	Receive	Pay	(000)#	Value

2- Year Interest Rate Swaptions, 05/19/25	Call	DB	05/17/23	1.13%	3 Month LIBOR(Q)/ 5.302%	1.13%(S)	800	$—

See Notes to Financial Statements.

44

Options Written (continued):

OTC Swaptions

							Notional
	Call/		Expiration				Amount
Description	Put	Counterparty	Date	Strike	Receive	Pay	(000)#	Value

2- Year Interest Rate Swaptions, 05/19/25	Put	DB	05/17/23	1.13%	1.13%(S)	3 Month LIBOR(Q)/5.302%	800	$(48,310)
2- Year Interest Rate Swaptions, 09/18/25	Put	JPM	09/14/23	5.00%	1 Day SOFR(A)/ 4.810%	5.00%(A)	2,000	(1,435)

Total OTC Swaptions (premiums received $16,800)								$(49,745)

Total Options Written (premiums received $18,085)								$(50,495)

Futures contracts outstanding at April 30, 2023:

				Value /
Number			Current	Unrealized
of		Expiration	Notional	Appreciation
Contracts	Type	Date	Amount	(Depreciation)

Long Positions:
46	20 Year U.S. Treasury Bonds	Jun. 2023	$6,056,188	$106,232
23	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	3,252,344	123,542

				229,774

Short Positions:
42	3 Month CME SOFR	Jun. 2023	9,982,613	(17,483)
70	2 Year U.S. Treasury Notes	Jun. 2023	14,431,484	(19,059)
4	5 Year Euro-Bobl	Jun. 2023	519,965	(1,293)
66	5 Year U.S. Treasury Notes	Jun. 2023	7,242,985	(128,081)
37	10 Year Euro-Bund	Jun. 2023	5,526,822	(141,570)
42	10 Year U.S. Treasury Notes	Jun. 2023	4,838,531	(158,734)
14	10 Year U.S. Ultra Treasury Notes	Jun. 2023	1,700,344	(43,964)
32	British Pound Currency	Jun. 2023	2,515,800	(101,370)
113	Euro Currency	Jun. 2023	15,606,006	(492,926)
48	Euro Schatz Index	Jun. 2023	5,589,278	(53,016)

				(1,157,496)

				$(927,722)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    45

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Forward foreign currency exchange contracts outstanding at April 30, 2023:

		Notional		Value at
Purchase		Amount		Settlement	Current	Unrealized	Unrealized
Contracts	Counterparty	(000)		Date	Value	Appreciation	Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/02/23	BNYM	AUD	18	$12,055	$11,929	$—	$(126)
Expiring 05/02/23	MSI	AUD	375	250,948	248,321	—	(2,627)
British Pound,
Expiring 05/02/23	BNYM	GBP	1,388	1,728,763	1,744,415	15,652	—
Expiring 05/02/23	DB	GBP	13	15,426	15,711	285	—
Expiring 07/19/23	CITI	GBP	44	55,078	55,075	—	(3)
Canadian Dollar,
Expiring 05/02/23	BOA	CAD	399	297,728	294,852	—	(2,876)
Euro,
Expiring 05/02/23	BOA	EUR	7,400	8,143,420	8,155,830	12,410	—
Expiring 05/02/23	JPM	EUR	58	63,043	63,923	880	—
Expiring 07/19/23	CITI	EUR	194	215,572	215,222	—	(350)
Hungarian Forint,
Expiring 06/21/23	BOA	HUF	17,954	52,024	52,156	132	—
Expiring 07/19/23	HSBC	HUF	15,765	44,216	45,448	1,232	—
Expiring 07/19/23	JPM	HUF	10,732	30,326	30,938	612	—
Expiring 07/19/23	JPM	HUF	10,515	30,036	30,315	279	—
Expiring 07/19/23	TD	HUF	16,706	48,012	48,160	148	—
Japanese Yen,
Expiring 05/02/23	CITI	JPY	85,945	639,212	631,194	—	(8,018)
Expiring 05/02/23	DB	JPY	10,000	75,021	73,442	—	(1,579)
Expiring 05/02/23	UAG	JPY	29,956	227,174	220,001	—	(7,173)
Norwegian Krone,
Expiring 07/19/23	BNP	NOK	553	53,146	52,092	—	(1,054)
Polish Zloty,
Expiring 07/19/23	HSBC	PLN	912	215,567	218,105	2,538	—
South African Rand,
Expiring 06/21/23	BNYM	ZAR	4,983	277,659	271,043	—	(6,616)
South Korean Won,
Expiring 06/21/23	CITI	KRW	132,582	100,949	99,422	—	(1,527)
Swedish Krona,
Expiring 07/19/23	HSBC	SEK	258	25,129	25,298	169	—
Swiss Franc,
Expiring 07/19/23	MSI	CHF	600	673,449	676,991	3,542	—

				$13,273,953	$13,279,883	37,879	(31,949)

See Notes to Financial Statements.

46

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

		Notional		Value at
Sale		Amount		Settlement	Current	Unrealized	Unrealized
Contracts	Counterparty	(000)		Date	Value	Appreciation	Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/02/23	BOA	AUD	393	$261,521	$260,251	$1,270	$—
Expiring 06/02/23	MSI	AUD	375	251,265	248,663	2,602	—
British Pound,
Expiring 05/02/23	BNP	GBP	1,291	1,585,247	1,622,919	—	(37,672)
Expiring 05/02/23	HSBC	GBP	109	134,954	137,207	—	(2,253)
Expiring 06/02/23	BNYM	GBP	1,388	1,729,893	1,745,645	—	(15,752)
Canadian Dollar,
Expiring 05/02/23	MSI	CAD	95	69,221	70,009	—	(788)
Expiring 07/19/23	HSBC	CAD	863	638,382	638,069	313	—
Chinese Renminbi,
Expiring 05/23/23	MSI	CNH	21,187	3,095,406	3,064,793	30,613	—
Expiring 05/23/23	MSI	CNH	803	117,905	116,184	1,721	—
Colombian Peso,
Expiring 06/21/23	BOA	COP	273,723	55,092	57,542	—	(2,450)
Danish Krone,
Expiring 07/19/23	CITI	DKK	240	35,488	35,629	—	(141)
Euro,
Expiring 05/02/23	BOA	EUR	509	559,003	561,314	—	(2,311)
Expiring 05/02/23	HSBC	EUR	6,332	6,837,258	6,978,626	—	(141,368)
Expiring 05/02/23	MSI	EUR	225	247,140	248,009	—	(869)
Expiring 05/02/23	SSB	EUR	392	428,064	431,803	—	(3,739)
Expiring 06/02/23	BOA	EUR	7,400	8,157,601	8,171,316	—	(13,715)
Indonesian Rupiah,
Expiring 06/21/23	JPM	IDR	1,526,380	98,603	103,971	—	(5,368)
Israeli Shekel,
Expiring 06/21/23	MSI	ILS	791	218,269	218,475	—	(206)
Japanese Yen,
Expiring 05/02/23	GSI	JPY	107,426	819,539	788,957	30,582	—
Expiring 05/02/23	HSBC	JPY	18,475	137,650	135,680	1,970	—
Expiring 06/02/23	CITI	JPY	85,945	642,180	634,236	7,944	—
Mexican Peso,
Expiring 06/21/23	JPM	MXN	2,713	147,742	149,238	—	(1,496)
Expiring 06/21/23	SCB	MXN	1,121	61,175	61,664	—	(489)
Peruvian Nuevo Sol,
Expiring 06/21/23	BARC	PEN	63	16,470	16,840	—	(370)
Singapore Dollar,
Expiring 06/21/23	HSBC	SGD	41	30,041	30,423	—	(382)
South African Rand,
Expiring 06/21/23	BNP	ZAR	4,653	248,230	253,078	—	(4,848)
Swiss Franc,
Expiring 05/02/23	BARC	CHF	468	511,922	523,779	—	(11,857)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    47

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 07/19/23	BNP	CHF	459	$519,202	$518,590	$612	$—
Expiring 07/19/23	BNP	CHF	273	307,051	307,975	—	(924)

				$27,961,514	$28,130,885	77,627	(246,998)

						$115,506	$(278,947)

Credit default swap agreements outstanding at April 30, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/24	1.000%(Q	)		134	$26,373	$30,591	$(4,218)	HSBC
Gazprom PAO	06/20/24	1.000%(Q	)		121	23,815	44,259	(20,444)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q	)		115	2,274	2,872	(598)	BNP
Republic of Italy	12/20/27	1.000%(Q	)	EUR	70	(1,003)	(2,466)	1,463	BARC
U.S. Treasury Notes	12/20/29	0.250%(Q	)	EUR	105	2,652	726	1,926	BARC
U.S. Treasury Notes	12/20/32	0.250%(Q	)	EUR	400	11,701	2,920	8,781	BARC
U.S. Treasury Notes	12/20/32	0.250%(Q	)	EUR	25	731	301	430	BNP

						$66,543	$79,203	$(12,660)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
DP World PLC	12/20/24	1.000%(Q	)	100	0.882%	$304	$154	$150	BARC
Generalitat de Catalunya	12/20/25	1.000%(Q	)	100	*	1,626	(504)	2,130	DB
Halliburton Co.	12/20/26	1.000%(Q	)	50	0.585%	761	349	412	GSI
Hellenic Republic	12/20/31	1.000%(Q	)	140	1.669%	(6,331)	(3,693)	(2,638)	BARC
International Bank for Reconstruction & Development	06/20/23	0.250%(Q	)	740	0.126%	349	101	248	BOA
Kingdom of Spain	06/20/25	1.000%(Q	)	1,000	0.248%	16,662	(3,948)	20,610	BOA
Kingdom of Spain	06/20/25	1.000%(Q	)	170	0.248%	2,833	(700)	3,533	BOA
Kingdom of Spain	06/20/25	1.000%(Q	)	15	0.248%	250	84	166	BARC

See Notes to Financial Statements.

48

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Estonia	12/20/26	1.000%(Q	)		50	0.664%	$628	$345	$283	JPM
Republic of Indonesia	06/20/23	1.000%(Q	)		475	0.202%	1,105	(84)	1,189	CITI
Republic of Italy	06/20/30	1.000%(Q	)		100	1.380%	(2,173)	(2,054)	(119)	BARC
Republic of Kazakhstan	06/20/23	1.000%(Q	)		85	0.266%	190	—	190	CITI
Republic of Panama	12/20/26	1.000%(Q	)		45	0.919%	176	94	82	CITI
Republic of Poland	06/20/24	1.000%(Q	)		145	0.417%	1,117	128	989	BNP
Republic of South Africa	12/20/23	1.000%(Q	)		300	0.907%	527	(2,062)	2,589	BOA
U.S. Treasury Notes	12/20/23	0.250%(Q	)	EUR	400	1.737%	(4,055)	(1,267)	(2,788)	BARC
Verizon Communications, Inc.	06/20/26	1.000%(Q	)		170	0.809%	1,149	2,239	(1,090)	GSI

							$15,118	$(10,818)	$25,936

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2023(4)	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q	)		4,000	4.648%	$57,929	$79,993	$22,064
CDX.NA.IG.40.V1	06/20/28	1.000%(Q	)		8,820	0.755%	85,356	109,448	24,092
iTraxx.EUR.39.V1	06/20/28	1.000%(Q	)	EUR	3,980	0.827%	16,513	40,387	23,874
iTraxx.XO.39.V1	06/20/28	5.000%(Q	)	EUR	1,655	4.340%	(38,567)	59,209	97,776

							$121,231	$289,037	$167,806

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    49

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at April 30, 2023:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
IDR 1,400,000	8.22%(S)	97	6 Month LIBOR(S)/5.407%	CITI	11/29/23	$1,025	$—	$1,025

See Notes to Financial Statements.

50

Inflation swap agreements outstanding at April 30, 2023:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreements:
EUR 200	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$12,224	$12,224
EUR 200	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(24,664)	(24,664)

				$—	$(12,440)	$(12,440)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at April 30, 2023:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	970	02/19/31	1.398%(S)	6 Month BBSW(2)(S)/3.855%	$(2,576)	$(104,325)	$(101,749)
CAD	1,230	04/03/25	0.970%(S)	3 Month CDOR(2)(S)/5.043%	(2,264)	(58,390)	(56,126)
CAD	455	12/03/27	3.650%(S)	1 Day CORRA(2)(S)/4.500%	4,441	7,043	2,602
CAD	80	12/03/28	2.600%(S)	3 Month CDOR(2)(S)/5.043%	459	(2,787)	(3,246)
CAD	340	12/03/29	2.650%(S)	3 Month CDOR(2)(S)/5.043%	(13,879)	(12,102)	1,777
CAD	70	12/03/29	3.500%(S)	1 Day CORRA(2)(S)/4.500%	943	1,496	553
CAD	60	12/03/32	2.700%(S)	3 Month CDOR(2)(S)/5.043%	(2,628)	(2,689)	(61)
CAD	50	01/09/38	2.720%(S)	3 Month CDOR(2)(S)/5.043%	(1)	(3,422)	(3,421)
CAD	120	12/03/40	2.800%(S)	3 Month CDOR(2)(S)/5.043%	16,056	(8,918)	(24,974)
CAD	50	05/30/47	2.240%(S)	3 Month CDOR(2)(S)/5.043%	(1,403)	(7,961)	(6,558)
CAD	295	12/03/51	2.800%(S)	3 Month CDOR(2)(S)/5.043%	(28,881)	(25,519)	3,362
CHF	70	04/03/28	0.410%(A)	1 Day SARON(2)(S)/1.420%	(231)	(5,604)	(5,373)
CHF	130	01/31/29	0.260%(A)	1 Day SARON(2)(S)/1.420%	(504)	(13,542)	(13,038)
CHF	40	04/03/33	0.687%(A)	1 Day SARON(2)(S)/1.420%	(220)	(5,391)	(5,171)
CHF	100	12/15/41	0.025%(A)	1 Day SARON(2)(A)/1.420%	(20,238)	(34,840)	(14,602)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    51

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CLP	30,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)/11.250%	$—	$(5,537)	$(5,537)
CLP	190,000	02/06/33	5.200%(S)	1 Day CLOIS(1)(S)/11.250%	—	(35)	(35)
CLP	76,000	02/23/33	5.570%(S)	1 Day CLOIS(1)(S)/11.250%	—	(2,736)	(2,736)
CLP	157,000	02/27/33	5.550%(S)	1 Day CLOIS(1)(S)/11.250%	—	(5,361)	(5,361)
CNH	700	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	2	397	395
CNH	700	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	(1)	627	628
CNH	1,400	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	—	1,231	1,231
CNH	1,440	06/03/24	2.975%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	—	1,708	1,708
CNH	2,220	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	(3)	2,241	2,244
CNH	1,500	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	(1)	1,651	1,652
CNH	1,500	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	(1)	1,607	1,608
CNH	1,680	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	(5)	3,171	3,176
CNH	1,200	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	—	720	720
CNH	2,800	03/06/25	2.425%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	—	155	155
CNH	5,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	(2)	(177)	(175)

See Notes to Financial Statements.

52

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	3,200	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	$(4)	$2,018	$2,022
CNH	5,910	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	8	2,649	2,641
CNH	5,280	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	(11)	5,894	5,905
CNH	7,230	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	—	(11,723)	(11,723)
CNH	2,000	01/09/28	2.757%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	(88)	710	798
CNH	4,750	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	—	7,943	7,943
CNH	1,925	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	—	808	808
CZK	5,145	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)/7.210%	—	(56,625)	(56,625)
DKK	500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/3.670%	(3,346)	(8,946)	(5,600)
EUR	5,485	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/3.645%	—	(206,978)	(206,978)
EUR	3,245	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/3.645%	—	(249,771)	(249,771)
EUR	200	05/11/25	0.100%(A)	1 Day EuroSTR(1)(A)/2.894%	692	15,482	14,790
EUR	350	04/27/30	(0.016)%(A)	6 Month EURIBOR(2)(S)/3.645%	—	(72,822)	(72,822)
EUR	342	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/2.894%	(137)	(77,647)	(77,510)
EUR	100	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)/2.894%	683	16,073	15,390

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    53

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	235	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)/3.645%	$4,336	$(37,008)	$(41,344)
EUR	820	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/3.645%	—	2,632	2,632
EUR	430	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)/3.645%	(7,690)	(81,803)	(74,113)
EUR	590	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/3.645%	—	381	381
EUR	150	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/3.645%	—	25,580	25,580
EUR	150	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/3.265%	—	(26,689)	(26,689)
EUR	364	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/3.645%	—	60,316	60,316
EUR	364	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/3.265%	—	(63,048)	(63,048)
EUR	570	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/3.645%	—	66,141	66,141
EUR	570	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/3.265%	—	(69,789)	(69,789)
EUR	400	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/3.645%	332	(1,884)	(2,216)
EUR	400	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/3.265%	(208)	2,148	2,356
EUR	120	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)/3.645%	5,503	(29,655)	(35,158)
GBP	335	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/4.179%	56,846	81,092	24,246
GBP	155	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/4.179%	(50,468)	(53,861)	(3,393)

See Notes to Financial Statements.

54

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	160	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/4.179%	$(54,435)	$(58,380)	$(3,945)
GBP	225	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/4.179%	47,477	(105,066)	(152,543)
GBP	170	05/08/47	1.250%(A)	1 Day SONIA(2)(A)/4.179%	(33,566)	(84,598)	(51,032)
GBP	65	05/08/48	1.250%(A)	1 Day SONIA(2)(A)/4.179%	(29,752)	(31,694)	(1,942)
GBP	35	09/03/50	0.328%(A)	1 Day SONIA(2)(A)/4.179%	—	(25,046)	(25,046)
GBP	60	05/08/52	1.250%(A)	1 Day SONIA(2)(A)/4.179%	(3,665)	(32,578)	(28,913)
HUF	90,865	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)/15.820%	—	(48,588)	(48,588)
HUF	50,000	03/02/33	8.250%(A)	6 Month BUBOR(1)(S)/15.820%	—	(1,951)	(1,951)
HUF	73,600	04/03/33	8.225%(A)	6 Month BUBOR(1)(S)/15.820%	—	(4,054)	(4,054)
JPY	130,000	03/06/25	0.197%(A)	1 Day TONAR(2)(A)/(0.073)%	—	2,400	2,400
JPY	179,000	04/08/26	0.018%(S)	1 Day TONAR(2)(S)/(0.073)%	9	(7,040)	(7,049)
JPY	59,000	12/18/27	0.290%(S)	1 Day TONAR(2)(S)/(0.073)%	(513)	298	811
JPY	110,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/(0.073)%	(13,690)	(13,660)	30
JPY	163,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)/(0.073)%	5	(22,942)	(22,947)
JPY	25,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)/(0.073)%	(3,482)	(4,502)	(1,020)
JPY	60,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/(0.073)%	(18,085)	(17,071)	1,014
JPY	130,000	07/08/32	0.050%(A)	1 Day TONAR(2)(A)/(0.073)%	(9,980)	(41,723)	(31,743)
JPY	53,000	12/18/32	0.516%(S)	1 Day TONAR(2)(S)/(0.073)%	(957)	(3,228)	(2,271)
JPY	111,500	12/18/37	0.715%(S)	1 Day TONAR(2)(S)/(0.073)%	(2,942)	(12,672)	(9,730)
JPY	57,555	01/04/38	0.757%(S)	1 Day TONAR(2)(S)/(0.073)%	(1,468)	(4,254)	(2,786)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    55

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	11,780	12/03/38	0.600%(S)	1 Day TONAR(2)(S)/(0.073)%	$(6)	$(3,369)	$(3,363)
JPY	10,000	10/04/39	0.203%(S)	1 Day TONAR(2)(S)/(0.073)%	(25)	(8,068)	(8,043)
JPY	21,500	12/03/39	0.650%(S)	1 Day TONAR(2)(S)/(0.073)%	(12)	(6,114)	(6,102)
JPY	20,000	02/06/40	0.223%(S)	1 Day TONAR(2)(S)/(0.073)%	(107)	(16,197)	(16,090)
JPY	25,000	07/08/42	0.300%(A)	1 Day TONAR(2)(A)/(0.073)%	(18,560)	(20,269)	(1,709)
JPY	5,000	07/04/43	0.763%(S)	1 Day TONAR(2)(S)/(0.073)%	(131)	(1,602)	(1,471)
JPY	38,600	07/08/45	0.350%(A)	1 Day TONAR(2)(A)/(0.073)%	(43,016)	(35,485)	7,531
JPY	91,700	12/18/47	0.918%(S)	1 Day TONAR(2)(S)/(0.073)%	(3,231)	(18,853)	(15,622)
JPY	35,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/(0.073)%	(42,483)	(31,371)	11,112
JPY	30,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/(0.073)%	(25,663)	(31,146)	(5,483)
KRW	761,000	08/04/24	3.145%(Q)	3 Month KWCDC(2)(Q)/3.520%	—	(3,299)	(3,299)
KRW	230,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/3.520%	—	15	15
KRW	979,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)/3.520%	(22,102)	(41,469)	(19,367)
KRW	118,000	02/13/29	1.780%(Q)	3 Month KWCDC(2)(Q)/3.520%	—	(6,672)	(6,672)
KRW	33,500	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)/3.520%	—	(1,920)	(1,920)
KRW	470,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)/3.520%	(9,558)	(46,004)	(36,446)
NOK	1,680	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)/4.060%	3,206	(8,053)	(11,259)
NZD	100	11/05/29	1.393%(S)	3 Month BBR(2)(Q)/5.560%	—	(10,205)	(10,205)

See Notes to Financial Statements.

56

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	890	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)/6.960%	$16,399	$(23,099)	$(39,498)
PLN	760	08/30/31	1.765%(A)	6 Month WIBOR(2)(S)/6.960%	—	(42,743)	(42,743)
SEK	2,200	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)/3.604%	(3,337)	(31,953)	(28,616)
SGD	165	07/29/31	1.120%(S)	1 Day SORA(2)(S)/3.785%	953	(18,505)	(19,458)
THB	6,000	07/04/24	1.590%(Q)	1 Day THOR(2)(Q)/1.730%	—	(724)	(724)
THB	3,000	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)/1.730%	—	(7,827)	(7,827)
TWD	14,600	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/1.492%	—	(1,163)	(1,163)
	7,960	12/23/23	4.758%(T)	1 Day SOFR(2)(T)/4.810%	—	(12,571)	(12,571)
	7,970	01/06/24	4.892%(T)	1 Day SOFR(2)(T)/4.810%	—	(3,024)	(3,024)
	12,055	02/21/24	5.170%(T)	1 Day SOFR(2)(T)/4.810%	—	26,732	26,732
	3,604	03/08/25	4.919%(A)	1 Day SOFR(2)(A)/4.810%	—	48,991	48,991
	10,150	04/22/25	3.595%(T)	1 Day SOFR(1)(T)/4.810%	(15,992)	(28,463)	(12,471)
	493	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/4.810%	—	59,133	59,133

					$(333,198)	$(1,877,317)	$(1,544,119)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
CNH	3,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	$(5,810)	$—	$(5,810)	SCB
MYR	450	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)/3.510%	(2,084)	(8)	(2,076)	MSI

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    57

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements (cont’d.):
MYR	900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/3.510%	$(5,171)	$(9)	$(5,162)	HSBC
MYR	200	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)/3.510%	9	—	9	MSI
MYR	200	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)/3.510%	716	(2)	718	CITI
MYR	230	07/12/32	3.650%(Q)	3 Month KLIBOR(2)(Q)/3.510%	(85)	(1)	(84)	GSI

					$(12,425)	$(20)	$(12,405)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$85,163	$(16,798)	$46,923	$(45,027)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

JPS	$—	$2,934,002

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

58

The following is a summary of the inputs used as of April 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Cayman Islands	$—	$11,330,690	$—
Ireland	—	1,593,964	—
Spain	—	—	57,187
United States	—	2,427,294	—
Commercial Mortgage-Backed Securities
Canada	—	12,429	—
Ireland	—	99,776	—
United Kingdom	—	802,068	—
United States	—	8,002,665	—
Convertible Bond
Jamaica	—	569	—
Corporate Bonds
Belgium	—	137,688	—
Brazil	—	437,011	—
Bulgaria	—	268,650	—
Canada	—	1,167,197	—
China	—	1,887,037	—
Denmark	—	159,225	—
France	—	1,939,820	—
Germany	—	1,144,935	—
Hong Kong	—	334,180	—
Hungary	—	94,853	—
India	—	292,789	—
Indonesia	—	82,525	—
Israel	—	273,097	—
Italy	—	686,921	—
Jamaica	—	251,594	—
Japan	—	349,563	—
Kazakhstan	—	159,664	—
Luxembourg	—	430,832	—
Malta	—	228,275	—
Mexico	—	781,291	—
Netherlands	—	428,661	—
Peru	—	48,887	—
Philippines	—	214,102	—
Poland	—	101,258	—
Portugal	—	120,580	—
Russia	—	282,769	—
Singapore	—	80,350	—
Slovenia	—	122,797	—
South Africa	—	188,297	—
Spain	—	909,993	—
Supranational Bank	—	154,979	—
Switzerland	—	1,208,225	—

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    59

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Corporate Bonds (continued)
United Arab Emirates	$—	$704,158	$—
United Kingdom	—	3,448,276	—
United States	—	13,566,899	—
Floating Rate and Other Loans
Jamaica	—	8,989	—
United States	—	15,357	—
Municipal Bond
Puerto Rico	—	133,077	—
Residential Mortgage-Backed Securities
Spain	—	26,569	—
United States	—	1,949,448	25,005
Sovereign Bonds
Andorra	—	179,347	—
Austria	—	158,825	—
Brazil	—	664,437	—
Bulgaria	—	261,832	—
Canada	—	98,722	—
Chile	—	109,833	—
China	—	925,255	—
Colombia	—	821,563	—
Croatia	—	447,234	—
Cyprus	—	854,715	—
Denmark	—	23,226	—
Dominican Republic	—	99,081	—
Estonia	—	225,518	—
France	—	152,117	—
Germany	—	207,044	—
Greece	—	2,126,398	—
Hong Kong	—	280,778	—
Hungary	—	329,839	—
Iceland	—	91,933	—
India	—	140,503	—
Indonesia	—	1,226,380	—
Israel	—	581,891	—
Italy	—	2,551,158	—
Kazakhstan	—	307,251	—
Latvia	—	258,526	—
Lithuania	—	182,587	—
Mexico	—	1,222,051	—
New Zealand	—	54,883	—
Panama	—	369,200	—
Peru	—	435,730	—
Philippines	—	525,765	—
Portugal	—	830,346	—
Qatar	—	195,850	—

See Notes to Financial Statements.

60

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
Romania	$—	$337,308	$—
Saudi Arabia	—	339,464	—
Serbia	—	476,117	—
Singapore	—	31,450	—
Slovakia	—	140,088	—
Slovenia	—	259,003	—
Spain	—	1,378,313	—
Ukraine	—	148,364	—
United Arab Emirates	—	177,043	—
United Kingdom	—	690,363	—
Uruguay	—	39,735	—
U.S. Government Agency Obligations	—	143,389	—
U.S. Treasury Obligations	—	1,779,169	—
Unaffiliated Exchange-Traded Funds	1,007,194	—	—
Short-Term Investments
Affiliated Mutual Fund	4,036,182	—	—
Options Purchased	425	45,560	—

Total	$5,043,801	$82,015,457	$82,192

Liabilities
Options Written	$(750)	$(49,745)	$—

Other Financial Instruments*
Assets
Futures Contracts	$229,774	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	115,506	—
Centrally Cleared Credit Default Swap Agreements	—	167,806	—
OTC Credit Default Swap Agreements	—	95,223	—
OTC Currency Swap Agreement	—	1,025	—
Centrally Cleared Inflation Swap Agreement	—	12,224	—
Centrally Cleared Interest Rate Swap Agreements	—	411,529	—
OTC Interest Rate Swap Agreements	—	725	—

Total	$229,774	$804,038	$—

Liabilities
Futures Contracts	$(1,157,496)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(278,947)	—
OTC Credit Default Swap Agreements	—	(13,562)	—
Centrally Cleared Inflation Swap Agreement	—	(24,664)	—

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    61

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
Centrally Cleared Interest Rate Swap Agreements	$—	$(1,955,648)	$—
OTC Interest Rate Swap Agreements	—	(13,150)	—

Total	$(1,157,496)	$(2,285,971)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2023 were as follows:

Sovereign Bonds	24.0%
Collateralized Loan Obligations	15.9
Banks	14.8
Commercial Mortgage-Backed Securities	10.2
Affiliated Mutual Fund	4.6
Residential Mortgage-Backed Securities	2.4
Electric	2.3
Oil & Gas	2.1
U.S. Treasury Obligations	2.0
Diversified Financial Services	1.4
Commercial Services	1.3
Telecommunications	1.3
Pipelines	1.2
Media	1.2
Unaffiliated Exchange-Traded Funds	1.2
Insurance	1.1
Automobiles	1.1
Real Estate Investment Trusts (REITs)	1.0
Real Estate	0.9
Transportation	0.8
Foods	0.7
Semiconductors	0.5
Consumer Loans	0.4
Healthcare-Products	0.4
Healthcare-Services	0.4
Retail	0.4
Pharmaceuticals	0.4
Engineering & Construction	0.4
Home Builders	0.4
Entertainment	0.4

Chemicals	0.4%
Auto Manufacturers	0.4
Beverages	0.3
Airlines	0.3
Software	0.3
Gas	0.2
Internet	0.2
Agriculture	0.2
Machinery-Diversified	0.2
Multi-National	0.2
Packaging & Containers	0.2
U.S. Government Agency Obligations	0.2
Aerospace & Defense	0.2
Municipal Bond	0.2
Investment Companies	0.1
Biotechnology	0.1
Building Materials	0.1
Other	0.1
Auto Parts & Equipment	0.1
Housewares	0.1
Office/Business Equipment	0.1
Lodging	0.1
Coal	0.1
Options Purchased	0.1

See Notes to Financial Statements.

62

Industry Classification (continued):

Apparel	0.1%

99.8
Options Written	(0.1)
Other assets in excess of liabilities	0.3

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$167,806	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	85,163		Premiums received for OTC swap agreements	16,778
Credit contracts	Unrealized appreciation on OTC swap agreements	45,171		Unrealized depreciation on OTC swap agreements	31,895
Foreign exchange contracts	—	—		Due from/to broker-variation margin futures	594,296	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	115,506		Unrealized depreciation on OTC forward foreign currency exchange contracts	278,947
Interest rate contracts	Due from/to broker-variation margin futures	229,774	*	Due from/to broker-variation margin futures	563,200	*
Interest rate contracts	Due from/to broker-variation margin swaps	423,753	*	Due from/to broker-variation margin swaps	1,980,312	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	20
Interest rate contracts	Unaffiliated investments	45,985		Options written outstanding, at value	50,495

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    63

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Unrealized appreciation on OTC swap agreements	$1,752	Unrealized depreciation on OTC swap agreements	$13,132

		$1,114,910		$3,529,075

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(33,954)
Foreign exchange contracts	—	—	(919,742)	(618,519)	—
Interest rate contracts	289	(68)	8,328	—	10,382

Total	$289	$(68)	$(911,414)	$(618,519)	$(23,572)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$145,220
Foreign exchange contracts	—	—	(698,964)	(215,191)	—
Interest rate contracts	(10,331)	7,396	116,200	—	70,403

Total	$(10,331)	$7,396	$(582,764)	$(215,191)	$215,623

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$13,646

Options Written (2)	2,268,333

Futures Contracts - Long Positions (2)	14,058,583

Futures Contracts - Short Positions (2)	43,459,878

Forward Foreign Currency Exchange Contracts - Purchased (3)	11,856,031

See Notes to Financial Statements.

64

Derivative Contract Type	Average Volume of Derivative Activities*

Forward Foreign Currency Exchange Contracts - Sold (3)	$25,010,457

Interest Rate Swap Agreements (2)	59,235,294

Credit Default Swap Agreements - Buy Protection (2)	4,426,667

Credit Default Swap Agreements - Sell Protection (2)	19,937,884

Currency Swap Agreements (2)	96,718

Inflation Swap Agreements (2)	423,640

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2023.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$60,629	$(47,696)	$12,933	$(12,933)	$—
BNP	5,332	(45,096)	(39,764)	—	(39,764)
BNYM	15,652	(22,494)	(6,842)	—	(6,842)
BOA	40,893	(28,062)	12,831	—	12,831
CITI	11,242	(10,125)	1,117	—	1,117
DB	43,897	(50,393)	(6,496)	—	(6,496)
GSI	33,582	(1,175)	32,407	—	32,407
HSBC	36,813	(153,392)	(116,579)	—	(116,579)
JPM	6,477	(8,299)	(1,822)	—	(1,822)
MSI	38,487	(6,574)	31,913	—	31,913
SCB	—	(6,299)	(6,299)	—	(6,299)
SSB	—	(3,739)	(3,739)	—	(3,739)
TD	148	—	148	—	148
UAG	—	(7,173)	(7,173)	—	(7,173)

	$293,152	$(390,517)	$(97,365)	$(12,933)	$(110,298)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    65

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2023

Assets
Investments at value:
Unaffiliated investments (cost $94,211,819)	$83,105,268
Affiliated investments (cost $4,036,182)	4,036,182
Foreign currency, at value (cost $79,063)	79,353
Dividends and interest receivable	674,313
Receivable for Fund shares sold	163,833
Due from broker—variation margin swaps	127,954
Unrealized appreciation on OTC forward foreign currency exchange contracts	115,506
Premiums paid for OTC swap agreements	85,163
Unrealized appreciation on OTC swap agreements	46,923
Prepaid expenses and other assets	14,322

Total Assets	88,448,817

Liabilities
Payable for investments purchased	423,082
Unrealized depreciation on OTC forward foreign currency exchange contracts	278,947
Payable for Fund shares purchased	163,699
Options written outstanding, at value (premiums received $18,085)	50,495
Unrealized depreciation on OTC swap agreements	45,027
Accrued expenses and other liabilities	42,967
Due to broker—variation margin futures	29,366
Custodian and accounting fee payable	23,984
Management fee payable	16,929
Premiums received for OTC swap agreements	16,798
Directors’ fees payable	708
Affiliated transfer agent fee payable	704
Distribution fee payable	135
Dividends payable	17

Total Liabilities	1,092,858

Net Assets	$87,355,959

Net assets were comprised of:
Common stock, at par	$107,060
Paid-in capital in excess of par	104,181,924
Total distributable earnings (loss)	(16,933,025)

Net assets, April 30, 2023	$87,355,959

See Notes to Financial Statements.

66

Class A
Net asset value, offering price and redemption price per share, ($444,680 ÷ 54,514 shares of common stock issued and outstanding)	$8.16
Maximum sales charge (3.25% of offering price)	0.27

Maximum offering price to public	$8.43

Class C
Net asset value, offering price and redemption price per share, ($55,180 ÷ 6,768 shares of common stock issued and outstanding)	$8.15

Class Z
Net asset value, offering price and redemption price per share, ($5,236,467 ÷ 642,268 shares of common stock issued and outstanding)	$8.15

Class R6
Net asset value, offering price and redemption price per share, ($81,619,632 ÷ 10,002,434 shares of common stock issued and outstanding)	$8.16

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    67

Statement of Operations  (unaudited)

Six Months Ended April 30, 2023

Net Investment Income (Loss)
Income
Interest income	$1,687,274
Unaffiliated dividend income	80,070
Affiliated dividend income	12,294
Affiliated income from securities lending, net	1,111

Total income	1,780,749

Expenses
Management fee	199,078
Distribution fee(a)	866
Custodian and accounting fees	31,308
Registration fees(a)	26,340
Audit fee	20,580
Professional fees	11,036
Shareholders’ reports	10,995
Transfer agent’s fees and expenses (including affiliated expense of $3,107)(a)	8,842
Directors’ fees	5,387
Commitment fees	2,062
Interest expense on short sales	1,883
SEC registration fees	524
Miscellaneous	13,566

Total expenses	332,467
Less: Fee waiver and/or expense reimbursement(a)	(97,320)

Net expenses	235,147

Net investment income (loss)	1,545,602

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $465)	(275,988)
Futures transactions	(911,414)
Forward currency contract transactions	(618,519)
Options written transactions	(68)
Swap agreement transactions	(23,572)
Foreign currency transactions	(169,025)

(1,998,586)

Net change in unrealized appreciation (depreciation) on:
Investments	6,178,220
Futures	(582,764)
Forward currency contracts	(215,191)
Options written	7,396
Swap agreements	215,623
Foreign currencies	47,230

5,650,514

Net gain (loss) on investment and foreign currency transactions	3,651,928

See Notes to Financial Statements.

68

Net Increase (Decrease) In Net Assets Resulting From Operations	$5,197,530

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	560	306	—	—
Registration fees	5,959	5,136	7,076	8,169
Transfer agent’s fees and expenses	627	231	4,529	3,455
Fee waiver and/or expense reimbursement	(6,830)	(5,399)	(14,538)	(70,553)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    69

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2023	Year Ended October 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,545,602	$2,169,263
Net realized gain (loss) on investment and foreign currency transactions	(1,998,586)	1,362,084
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	5,650,514	(20,035,154)

Net increase (decrease) in net assets resulting from operations	5,197,530	(16,503,807)

Dividends and Distributions
Distributions from distributable earnings
Class A	(12,160)	(21,897)
Class C	(1,401)	(5,305)
Class Z	(150,413)	(300,048)
Class R6	(2,091,092)	(3,029,090)

	(2,255,066)	(3,356,340)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	23,450,459	51,891,519
Net asset value of shares issued in reinvestment of dividends and distributions	2,254,405	3,349,091
Cost of shares purchased	(16,028,615)	(34,793,306)

Net increase (decrease) in net assets from Fund share transactions	9,676,249	20,447,304

Total increase (decrease)	12,618,713	587,157

Net Assets:

Beginning of period	74,737,246	74,150,089

End of period	$87,355,959	$74,737,246

See Notes to Financial Statements.

70

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,				December 12, 2017(a) through October 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.85		$10.03	$10.41	$10.43	$9.48	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.20	0.15	0.21	0.18	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.39		(2.03)	(0.27)	0.30	1.33	(0.42)
Total from investment operations	0.53		(1.83)	(0.12)	0.51	1.51	(0.26)
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.35)	(0.26)	(0.28)	(0.56)	(0.26)
Tax return of capital distributions	-		-	-	(0.14)	-	-
Distributions from net realized gains	(0.05)		-	-	(0.11)	-	-
Total dividends and distributions	(0.22)		(0.35)	(0.26)	(0.53)	(0.56)	(0.26)
Net asset value, end of period	$8.16		$7.85	$10.03	$10.41	$10.43	$9.48
Total Return(c):	6.75%		(18.63)%	(1.22)%	5.12%	16.40%	(2.65)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$445		$465	$841	$729	$2,036	$49
Average net assets (000)	$451		$570	$825	$1,716	$234	$46
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.88	%(e)	0.88%	0.88%	0.88%	0.88%	0.88	%(e)
Expenses before waivers and/or expense reimbursement	3.93	%(e)	3.10%	2.96%	2.30%	8.27%	80.88	%(e)
Net investment income (loss)	3.58	%(e)	2.27%	1.48%	2.03%	1.69%	1.86	%(e)
Portfolio turnover rate(f)	16%		30%	20%	33%	31%	67%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    71

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,				December 12, 2017(a) through October 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.85		$10.03	$10.41	$10.43	$9.48	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.14	0.08	0.12	0.17	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.38		(2.04)	(0.28)	0.31	1.27	(0.43)
Total from investment operations	0.49		(1.90)	(0.20)	0.43	1.44	(0.33)
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.28)	(0.18)	(0.20)	(0.49)	(0.19)
Tax return of capital distributions	-		-	-	(0.14)	-	-
Distributions from net realized gains	(0.05)		-	-	(0.11)	-	-
Total dividends and distributions	(0.19)		(0.28)	(0.18)	(0.45)	(0.49)	(0.19)
Net asset value, end of period	$8.15		$7.85	$10.03	$10.41	$10.43	$9.48
Total Return(c):	6.23%		(19.24)%	(1.96)%	4.32%	15.59%	(3.29)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$55		$119	$139	$162	$39	$17
Average net assets (000)	$62		$166	$150	$85	$16	$13
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.63	%(e)	1.63%	1.63%	1.63%	1.63%	1.63	%(e)
Expenses before waivers and/or expense reimbursement	19.26	%(e)	7.58%	10.05%	15.56%	97.66%	290.47	%(e)
Net investment income (loss)	2.83	%(e)	1.54%	0.74%	1.15%	1.70%	1.13	%(e)
Portfolio turnover rate(f)	16%		30%	20%	33%	31%	67%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

72

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,				December 12, 2017(a) through October 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.85		$10.03	$10.41	$10.43	$9.48	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.23	0.17	0.22	0.18	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.38		(2.04)	(0.27)	0.32	1.36	(0.42)
Total from investment operations	0.53		(1.81)	(0.10)	0.54	1.54	(0.24)
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.37)	(0.28)	(0.31)	(0.59)	(0.28)
Tax return of capital distributions	-		-	-	(0.14)	-	-
Distributions from net realized gains	(0.05)		-	-	(0.11)	-	-
Total dividends and distributions	(0.23)		(0.37)	(0.28)	(0.56)	(0.59)	(0.28)
Net asset value, end of period	$8.15		$7.85	$10.03	$10.41	$10.43	$9.48
Total Return(c):	6.76%		(18.42)%	(0.98)%	5.37%	16.71%	(2.44)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,236		$5,442	$10,982	$8,864	$3,854	$164
Average net assets (000)	$5,402		$7,255	$17,287	$6,563	$1,214	$160
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.63	%(e)	0.63%	0.63%	0.63%	0.63%	0.63	%(e)
Expenses before waivers and/or expense reimbursement	1.17	%(e)	1.12%	1.09%	1.56%	3.11%	24.70	%(e)
Net investment income (loss)	3.84	%(e)	2.53%	1.65%	2.17%	1.72%	2.11	%(e)
Portfolio turnover rate(f)	16%		30%	20%	33%	31%	67%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    73

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,				December 12, 2017(a) through October 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.85		$10.04	$10.41	$10.43	$9.48	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.24	0.18	0.23	0.26	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.38		(2.06)	(0.26)	0.31	1.28	(0.42)
Total from investment operations	0.54		(1.82)	(0.08)	0.54	1.54	(0.24)
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.37)	(0.29)	(0.31)	(0.59)	(0.28)
Tax return of capital distributions	-		-	-	(0.14)	-	-
Distributions from net realized gains	(0.05)		-	-	(0.11)	-	-
Total dividends and distributions	(0.23)		(0.37)	(0.29)	(0.56)	(0.59)	(0.28)
Net asset value, end of period	$8.16		$7.85	$10.04	$10.41	$10.43	$9.48
Total Return(c):	6.91%		(18.47)%	(0.82)%	5.42%	16.79%	(2.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$81,620		$68,712	$62,187	$30,314	$28,565	$24,421
Average net assets (000)	$74,376		$73,367	$37,302	$29,230	$26,482	$24,571
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.58	%(e)	0.58%	0.58%	0.58%	0.58%	0.58	%(e)
Expenses before waivers and/or expense reimbursement	0.77	%(e)	0.76%	0.89%	1.19%	1.49%	1.67	%(e)
Net investment income (loss)	3.89	%(e)	2.69%	1.74%	2.25%	2.66%	2.14	%(e)
Portfolio turnover rate(f)	16%		30%	20%	33%	31%	67%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

74

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Global Total Return Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Global Total Return (USD Hedged) Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek total return, through a combination of current income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

PGIM Global Total Return (USD Hedged) Fund    75

Notes to Financial Statements  (unaudited) (continued)

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued

76

using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

PGIM Global Total Return (USD Hedged) Fund    77

Notes to Financial Statements  (unaudited) (continued)

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of

78

the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date.

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Notes to Financial Statements  (unaudited) (continued)

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate

80

payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of

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Notes to Financial Statements  (unaudited) (continued)

period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of

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mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

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Notes to Financial Statements  (unaudited) (continued)

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

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The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly
Short-Term Capital Gains	Annually

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Notes to Financial Statements  (unaudited) (continued)

Expected Distribution Schedule to Shareholders*	Frequency
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Fund has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.50% on average daily net assets up to $2 billion;	0.50%
0.485% of average daily net assets over $ 2 billion.

The Manager has contractually agreed, through February 29, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be

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realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	0.88%

C	1.63

Z	0.63
R6	0.58

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.25%	0.25%

C	1.00	1.00

Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2023, PIMS has not received any front-end sales charges (“FESL”) resulting from sales of certain class shares. Additionally, for the reporting period ended April 30, 2023, PIMS did not receive any contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market

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Notes to Financial Statements  (unaudited) (continued)

Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$15,402,102	$8,410,323

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the reporting period ended April 30, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)

$ —	$13,371,311	$ 9,335,129	$—	$ —	$4,036,182	4,036,182	$12,294

PGIM Institutional Money Market Fund(1)(b)(wi)

878,894	5,227,310	6,106,669	—	465	—	—	1,111(2)

$878,894	$18,598,621	$15,441,798	$—	$465	$4,036,182		$13,405

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

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(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$98,293,155	$1,230,774	$(14,842,629)	$(13,611,855)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2022 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$724,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

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Notes to Financial Statements  (unaudited) (continued)

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 18,075,000,000 shares of common stock, $0.01 par value per share, 1,500,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares

A	200,000,000

C	300,000,000

Z	600,000,000

R6	400,000,000

As of April 30, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

C	1,205	17.8%

R6	2,361,430	23.6

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	1	22.0%

Unaffiliated	2	68.7

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2023:

Shares sold	1,237	$10,028

Shares issued in reinvestment of dividends and distributions	1,506	12,160

Shares purchased	(7,428)	(59,773)

Net increase (decrease) in shares outstanding	(4,685)	$(37,585)

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Share Class	Shares	Amount

Year ended October 31, 2022:

Shares sold	20,179	$197,882

Shares issued in reinvestment of dividends and distributions	2,442	21,782

Shares purchased	(47,130)	(455,935)

Net increase (decrease) in shares outstanding before conversion	(24,509)	(236,271)

Shares purchased upon conversion into other share class(es)	(137)	(1,130)

Net increase (decrease) in shares outstanding	(24,646)	$(237,401)

Class C

Six months ended April 30, 2023:

Shares sold	464	$3,724

Shares issued in reinvestment of dividends and distributions	174	1,401

Shares purchased	(8,972)	(70,532)

Net increase (decrease) in shares outstanding	(8,334)	$(65,407)

Year ended October 31, 2022:

Shares sold	13,681	$133,973

Shares issued in reinvestment of dividends and distributions	588	5,264

Shares purchased	(13,062)	(115,662)

Net increase (decrease) in shares outstanding	1,207	$23,575

Class Z

Six months ended April 30, 2023:

Shares sold	30,511	$246,962

Shares issued in reinvestment of dividends and distributions	18,639	150,339

Shares purchased	(100,372)	(810,914)

Net increase (decrease) in shares outstanding before conversion	(51,222)	(413,613)

Shares issued upon conversion from other share class(es)	27	218

Net increase (decrease) in shares outstanding	(51,195)	$(413,395)

Year ended October 31, 2022:

Shares sold	366,207	$3,138,737

Shares issued in reinvestment of dividends and distributions	32,847	293,266

Shares purchased	(800,314)	(7,312,632)

Net increase (decrease) in shares outstanding before conversion	(401,260)	(3,880,629)

Shares issued upon conversion from other share class(es)	241	2,062

Net increase (decrease) in shares outstanding	(401,019)	$(3,878,567)

Class R6

Six months ended April 30, 2023:

Shares sold	2,864,754	$23,189,745

Shares issued in reinvestment of dividends and distributions	258,825	2,090,505

Shares purchased	(1,870,752)	(15,087,396)

Net increase (decrease) in shares outstanding before conversion	1,252,827	10,192,854

Shares purchased upon conversion into other share class(es)	(27)	(218)

Net increase (decrease) in shares outstanding	1,252,800	$10,192,636

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Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Year ended October 31, 2022:

Shares sold	5,392,636	$48,420,927

Shares issued in reinvestment of dividends and distributions	344,850	3,028,779

Shares purchased	(3,184,359)	(26,909,077)

Net increase (decrease) in shares outstanding before conversion	2,553,127	24,540,629

Shares purchased upon conversion into other share class(es)	(103)	(932)

Net increase (decrease) in shares outstanding	2,553,024	$24,539,697

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	9/30/2022 - 9/28/2023

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2023. The average daily balance for the 8 days that the Fund had loans outstanding during the period was approximately $1,486,875, borrowed at a weighted average interest rate of 5.70%. The maximum loan outstanding amount during the period was $2,535,000. At April 30, 2023, the Fund did not have an outstanding loan amount.

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9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below.For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

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Notes to Financial Statements  (unaudited) (continued)

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s

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performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all

PGIM Global Total Return (USD Hedged) Fund    95

Notes to Financial Statements  (unaudited) (continued)

or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures

96

of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Reference Rate Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value.

The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published after December 31, 2021. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on the Secured Overnight Financing Rate that will replace LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other

PGIM Global Total Return (USD Hedged) Fund    97

Notes to Financial Statements  (unaudited) (continued)

instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. Government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10.	Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

98

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Global Total Return (USD Hedged) Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Drew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Global Total Return (USD Hedged) Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GLOBAL TOTAL RETURN (USD HEDGED) FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PHEAX	PHECX	PHEZX	PHEQX

CUSIP	74439A707	74439A806	74439A871	74439A889

MF238E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Global Total Return Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 20, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 20, 2023